As filed with the Securities and Exchange	Registration No. 333-167182
Commission on April 17, 2020	Registration No. 811-02512

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 17                                                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                                                                                                [X]

(Check appropriate box or boxes.)

Variable Annuity Account B
(Exact Name of Registrant)

of

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

One Orange Way

Windsor, Connecticut 06095-4774

(860) 580-4646

(Address and Telephone Number of Depositor’s Principal Office)

Peter M. Scavongelli, Senior Counsel

One Orange Way, C2N

Windsor, CT 06095

860-580-1631

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[   ]         immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]       on May 1, 2020, pursuant to paragraph (b) of Rule 485

[   ]         60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ]         on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[   ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

PART A

Voya Retirement Insurance and Annuity Company

Variable Annuity Account B

May 1, 2020 Prospectus

for the

Voya express Retirement Variable Annuity

The contract described in this prospectus is a single premium deferred individual variable annuity contract (the “contract”) issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”).  It is intended to be used by retirement plan participants who want to roll over their interest in the employer sponsored retirement plan group variable annuity with a similar minimum guaranteed withdrawal benefit (the “Group Contract”) into either a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) a Roth IRA under Tax Code Section 408A.

Why Reading this Prospectus is Important.  This prospectus sets forth the information you ought to know before investing.  You should read it carefully and keep it for future reference.

Investment Options.  The contract currently offers one investment option after the Right to Examine Period.  This option is a Sub-account of Variable Annuity Account B (the “Separate Account”), which invests in the Voya Retirement Moderate Portfolio.  Unless required otherwise by state law, Premium will be allocated to the Sub-account that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.  See page 9.

Right to Examine Period.  You may return the contract within 15 days of its receipt (or longer as required by state law).  If so returned, unless otherwise required by law in the state in which the contract was issued, we will promptly pay you the Accumulation Value plus any charges that we may have deducted.  Where applicable, this amount may be more or less than the Premium paid, depending on the investment results of the Sub-account.  See page 31.

How to Reach Us.  To reach Customer Service:

•       Call:  1-800-584-6001

•       Write:  P.O. Box 990063, Hartford, CT 06199-0063

•       Visit:  www.voya.com.

Getting Additional Information.  You may obtain the May 1, 2020, Statement of Additional Information (“SAI”) for the contract without charge by contacting Customer Service at the telephone number and address shown above.  The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 45.  You may also obtain a prospectus or SAI for any of the Funds without charge in the same way.  This prospectus, the SAI and other information about the Separate Account may be obtained without charge by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov.   The reference number assigned to the contract is 333-167182.  If you received a summary prospectus for an underlying Fund available through the contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

The contract described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the Federal Deposit Insurance Corporation (“FDIC”). The contract is subject to investment risk, including the possible loss of the principal amount invested.

We may pay compensation to broker/dealers whose registered representatives sell the contract.  See page 31.

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Contents

Glossary_______________________________ 3

Synopsis – The Contract__________________ 5

Synopsis – Fees and Expenses_____________ 7

Condensed Financial Information__________ 8

  Financial Statements___________________ 8

Voya Retirement Insurance and Annuity Company______________________________ 8

  Organization and Operation_____________ 8

Variable Annuity Account B and its Sub-accounts_______________________________ 9

  Organization and Operation_____________ 9

  Sub-accounts__________________________ 9

  Changes to a Sub-account and/or
    Variable Annuity Account B___________ 10

  Voting Rights_________________________ 11

Fees and Expenses______________________ 11

  Premium Tax_________________________ 11

  Excess Transfer Charge________________ 12

  Annual Administrative Charge__________ 12

  Mortality and Expense Risk Charge______ 12

  MGWB Charge_______________________ 12

  Underlying Fund Expenses_____________ 12

Revenue from the Funds________________ 13

The Contract__________________________ 14

  Owner_______________________________ 14

  Annuitant____________________________ 14

  Beneficiary___________________________ 14

  Change of Owner or Beneficiary_________ 14

  Availability of the Contract_____________ 15

  Contract Purchase Requirements________ 15

  Crediting of the Premium Payment______ 15

  Accumulation Value___________________ 16

Minimum Guaranteed Withdrawal Benefit_ 16

  Highlights____________________________ 16

  MGWB Base_________________________ 16

  Withdrawals and Excess Withdrawals____ 17

  Ratchets_____________________________ 18

  Lifetime Withdrawal Phase_____________ 18

  Maximum Annual Withdrawal (“MAW”)_ 19

  Required Minimum Distributions________ 20

  Lifetime Automatic Periodic Benefit Status 21

  Death of the Annuitant and Spousal Continuation
    of the MGWB_______________________ 22

  Other Events that Terminate the MGWB_ 22

Surrender and Withdrawals_____________ 23

  Cash Surrender Value_________________ 23

  Withdrawals_________________________ 23

  Regular Withdrawals__________________ 23

  Systematic Withdrawals________________ 24

  Withdrawals from Individual Retirement

    Annuities___________________________ 24

Sub-account Transfers____________________ 25

Death Benefit____________________________ 25

  Spousal Beneficiary Contract Continuation__ 25

  Payment of the Proceeds to a Spousal or
    Non-spousal Beneficiary_________________ 26

  Death Benefit Once Annuity Payments Have Begun___________________________________ 27

Annuity Plans and Annuity Payments________ 27

  Annuity Payments_______________________ 27

  Annuity Commencement Date_____________ 27

  The Annuity Plans_______________________ 27

  Death of the Annuitant___________________ 29

Other Important Information_______________ 30

  Reports to Contract Owners_______________ 30

  Suspension of Payments__________________ 30

  Misstatement Made by Owner in Connection with
    Purchase of the Contract_________________ 30

  Assignment_____________________________ 30

  Contract Changes________________________ 30

  Right to Examine and Return the Contract__ 31

  Non-Waiver____________________________ 31

  Special Arrangements____________________ 31

  Administrative Procedures________________ 31

  Other Contracts_________________________ 31

  Selling the Contract______________________ 31

  Anti-Money Laundering__________________ 33

  Unclaimed Property______________________ 33

  Cyber Security__________________________ 33

  State Regulation_________________________ 33

  Legal Proceedings_______________________ 34

Federal Tax Considerations________________ 34

  Introduction____________________________ 34

  Qualified Contracts______________________ 34

  Taxation of Qualified Contracts____________ 35

  Eligible Retirement Plans Programs________ 35

  Taxation_______________________________ 36

  Contributions___________________________ 37

  Distributions – General___________________ 37

  Lifetime Required Minimum Distributions
    (IRAs and Roth IRAs)___________________ 38

  Required Distributions Upon Death (IRAs and
    Roth IRAs) ________________________ 39

  Withholding____________________________ 40

  Assignment and Other Transfers___________ 40

  Tax Consequences of Living Benefits________ 40

    Same-Sex Marriages____________________ 41

    Possible Changes in Taxation_____________ 41

    Taxation of Company___________________ 41

Appendix I______________________________ 42

Statement of Additional Information_________ 45

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Glossary

This glossary defines some of the important terms used throughout this prospectus that have special meaning.  The page references are to sections of the prospectus where more information can be found.

Accumulation Value – The sum of the value of your investment in each available Sub-account.   See page 16.

Annuitant – The individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments are based.  See page 14.

Annuity Commencement Date – The date on which Annuity Payments commence.  See page 27.

Annuity Payments – Periodic Annuity Plan payments made by us to you or, subject to our consent, to a payee designated by you.  See page 27.

Annuity Plan – An option elected by you, or the contractually designated default option if none is elected, that determines the frequency, duration and amount of Annuity Payments.  See page 27.

Beneficiary – The individual or entity you select to receive the Death Benefit.  See page 14.

Business Day –Any day that the New York Stock Exchange (“NYSE”) is open for trading, exclusive of federal holidays, or any day the SEC requires that mutual funds be valued.

Cash Surrender Value – The amount you receive upon Surrender of the contract, which equals the Accumulation Value minus any applicable charges.  See page 23.

Contract Anniversary – The same day and month each year as the Contract Date.  If the Contract Date is February 29th, in non-leap years, the Contract Anniversary shall be March 1st.

Contract Date – The date on which the contract is issued.

Contract Year – The period beginning on a Contract Anniversary (or, in the first Contract Year only, beginning on the Contract Date) and ending on the day preceding the next Contract Anniversary.

Death Benefit – The amount payable to the Beneficiary upon death of the Annuitant (1) prior to the Annuity Commencement Date and before the contract enters Lifetime Automatic Periodic Benefit Status, or (2) while the Table 2 Annuity Plan is in effect and before the contract enters Lifetime Automatic Periodic Benefit Status.  See page 25.

Excess Transfer – If more than one Sub-account is available for investment at any one time, any transfer between available Sub-accounts after 12 transfers have occurred within any Contract Year.

Excess Transfer Charge – The charge we may access on each Excess Transfer.  See page 12.

Excess Withdrawal – Any Withdrawal taken before commencement of the Lifetime Withdrawal Phase or any Withdrawal in a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current Maximum Annual Withdrawal (MAW).  See page 17.

Fund – The mutual fund in which a Sub-account invests.  See page 9.

General Account – An account that holds the assets that support our general insurance, annuity and corporate obligations.  All guarantees and benefits provided under the contract that are not related to the Separate Account are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

Joint and Survivor MGWB – The Minimum Guaranteed Withdrawal Benefit payable for the life of the Annuitant and the life of the Annuitant’s spouse (as defined under federal law).

Lifetime Automatic Periodic Benefit Status – A period during which we will pay you MGWB Periodic Payments.  See page 21.

Lifetime Withdrawal Eligibility Age – Age 62.  The age of the Annuitant on or after which you may begin the Lifetime Withdrawal Phase.  See page 18.

Lifetime Withdrawal Phase – The period under the Minimum Guaranteed Withdrawal Benefit during which the Maximum Annual Withdrawal is calculated and available for Withdrawal (see pages 16 and 18).  The Lifetime Withdrawal Phase begins on the date of the first Withdrawal on or after the date the Annuitant reaches age 62, the Lifetime Withdrawal Eligibility Age.  See page 18.

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Maximum Annual Withdrawal or “MAW” – Based on the Annuitant’s age, the maximum amount available for Withdrawal from the contract under the Minimum Guaranteed Withdrawal Benefit in any Contract Year without reducing the MGWB Base in future Contract Years.  See page 19.

MGWB Base – The factor that is used to calculate the MAW and the charge for the Minimum Guaranteed Withdrawal Benefit.  The MGWB Base on the Contract Date will equal the Annuitant’s MGWB Base under the Group Contract that is rolled over into the contract.  The MGWB Base has no cash value.  See page 16.

MGWB Charge – The charge deducted from the Accumulation Value for the MGWB.  See page 12.

MGWB Periodic Payments – The payments that occur after the contract enters the Lifetime Automatic Periodic Benefit Status.  See page 22.

Minimum Guaranteed Withdrawal Benefit or MGWB – The benefit available after the Annuitant reaches the Lifetime Withdrawal Eligibility Age that guarantees that the Annuitant (and the Annuitant’s spouse if a joint and Survivor MGWB has been elected) will have a pre-determined amount, the MAW, available for Withdrawals from the contract each Contract Year, even if the Accumulation Value is reduced to zero (other than by Excess Withdrawal or Surrender).  See page 16.

Net Return Factor – The value that reflects: (1) the investment experience of a Fund in which a Sub-account invests; and (2) the charges assessed against that Sub-account during a Valuation Period.  See page 16.

Notice to Us – Notice made in a form that: (1) is approved by or is acceptable to us; (2) has the information and any documentation we determine in our discretion to be necessary to take the action requested or exercise the right specified; and (3) is received by us at Customer Service at the address specified on page 1.  Under certain circumstances, we may permit you to provide Notice to Us by telephone or electronically.

Notice to You – Written notification mailed to your last known address.  A different means of notification may also be used if you and we mutually agree.  When action is required by you, the time frame and manner for response will be specified in the notice.

Owner – The individual (or entity) that is entitled to exercise the rights incident to ownership.  The terms “you” or “your,” when used in this prospectus, refer to the Owner. See page 14.

Premium – The single payment made by you to us to put the contract into effect.  See page 15.

Proof of Death – The documentation we deem necessary to establish death, including, but not limited to: (1) a certified copy of a death certificate; (2) a certified copy of a statement of death from the attending physician; (3) a finding of a court of competent jurisdiction as to the cause of death; or (4) any other proof we deem in our discretion to be satisfactory to us.  See page 25.

Ratchet – An increase to the MGWB Base equal to the amount by which the Accumulation Value on the applicable Ratchet Date is greater than the MGWB Base on such Ratchet Date.  See page 18.

Ratchet Date – The applicable date on which the Ratchet is to occur.  See page 18.

Right to Examine Period – The period of time during which you have the right to return the contract for any reason, or no reason at all, and receive the amount described in the Right to Examine and Return the Contract section of this prospectus.  See page 31. Exercise of the Right to Examine will result in termination of the contract, including the MGWB.

Separate Account – Variable Annuity Account B.  The Separate Account is a segregated asset account that supports variable annuity contracts.  The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 and it also meets the definition of “separate account” under the federal securities laws.

Specially Designated Sub-account – A Sub-account that is used as a “holding” account or for administrative purposes.  The Specially Designated Sub-account is designated by us and is currently the Voya Government Money Market Portfolio.

Sub-account – A division of the Separate Account that invests in a Fund.

Surrender – A transaction in which the entire Cash Surrender Value is taken from the contract.  See page 23.

Valuation Period – The time from the close of regular trading on the NYSE on one Business Day to the close of regular trading on the next succeeding Business Day.

Withdrawal – A transaction in which only a portion of the Cash Surrender Value is taken from the contract.  Annuity Payments under the Table 2 Annuity Plan are treated as Withdrawals, as are required minimum distributions made in accordance with the requirements of Section 408(b)(3) or 408(a)(6) of the Tax Code and the Treasury regulations thereunder.  See pages 23 and 27.

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Synopsis – The Contract

This synopsis reviews some important things that you should know about the contract.  We urge you to read the entire prospectus for complete details.  This Synopsis is designed only as a guide.  Certain features and benefits may vary depending on the state in which your contract is issued.

The contract is a single premium deferred individual variable annuity with a Minimum Guaranteed Withdrawal Benefit.  The contract will be used as a rollover vehicle for interests in an employer sponsored retirement plan group variable annuity contract, also issued by the Company and which also offers a similar minimum guaranteed withdrawal benefit (hereinafter referred to as the “Group Contract”).  As a rollover vehicle, the single premium will equal the individual account value rolled from the retirement plan Group Contract and the Maximum Annual Withdrawal Percentage and the MGWB Base will also be equal to the same amounts in the retirement plan Group Contract.  The contract will be issued as either a traditional Individual Retirement Annuity (“IRA”) or as a Roth IRA, depending on the type of account being rolled into the contract from the employer sponsored retirement plan Group Contract.

There is no minimum Premium amount, however, the minimum MGWB Base that may be rolled over into the contract is $5,000.  No additional premiums are allowed after acceptance of the single Premium.

You can use the contract to preserve the MGWB and other accrued benefits from the retirement plan Group Contract following a distributable event (e.g. retirement, severance from employment, disability and death) under the Annuitant’s employer sponsored retirement plan.  The contract is not meant to be used to meet short-term financial goals and you should roll over your interest in the Group Contract only if the contract’s MGWB, and other features and benefits are suitable for you.  Do not roll over your interest in the Group Contract if you do not need the retirement income for life offered by the MGWB.  When considering an investment in the contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.  See page 15.

THE CONTRACT

How does the contract work?

The contract is between you and us.  You pay premium into your contract, which premium is rolled over from your retirement plan’s Group Contract, and we agree to make payments to you, starting upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The contract has an accumulation phase and an income phase.

During the accumulation phase, your contract’s value, which we refer to as the Accumulation Value can increase or decrease, based upon the performance of the underlying investment option(s) to which your Accumulation Value is allocated.  Currently, unless otherwise required by state law, your Premium is allocated to the Voya Government Money Market Portfolio during the Right to Examine Period and then automatically reallocated to the Voya Retirement Moderate Portfolio.  Different investment options may be available in the future.  See page 9.

Because earnings under the contract are tax-deferred, you do not pay taxes on the earnings until the money is paid to you because of a Withdrawal (including Withdrawals under the MGWB), Annuity Payments or Surrender.  Special rules apply to taxation of amounts invested in a Roth IRA.  See page 36.

During the income phase, we begin to pay money to you.  The income phase begins upon election of MAW payments under the MGWB or when you elect to begin receiving Annuity Payments.

The contract includes a minimum guaranteed withdrawal benefit, or MGWB, which generally provides, subject to certain restrictions and limitations, that we will guarantee MAW payments for the lifetime of the Annuitant in the case of a single life MGWB or for the life of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB, even if these withdrawals deplete your Accumulation Value to zero.  It is important to note that Excess Withdrawals (as described more fully on page 17) will decrease the value of the MGWB and may, if applicable, result in the loss of the MGWB.  This is more likely to occur if such withdrawals are made during periods of negative market activity.  For more information about the MGWB, and how withdrawals can affect this benefit, see page 16.  While you are receiving MAW payments, your Accumulation Value can increase or decrease, based upon the performance of the underlying Fund(s) in which your Accumulation Value is allocated.

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If you elect to begin receiving Annuity Payments instead of MAW payments, we use Accumulation Value of your contract to determine the amount of income you receive.  Depending on the Annuity Plan you choose, you can receive payouts for life or for a specific period of time.  You select the date the payouts start, which we refer to as the Annuity Commencement Date, and how often you receive them. See page 27 for more information about Annuity Payments and Annuity Plans available to you.

What happens if I die?

The contract has a death benefit that pays money to your Beneficiary if the Annuitant dies. The death benefit is equal to the Accumulation Value. For more information about the death benefit, see page 25.

FEES AND EXPENSES

What fees and/or charges do you deduct from my contract?

You will pay certain fees and charges while you own the contract, and these fees and charges will be deducted from your Accumulation Value.  The amount of the fees and charges depend on your Accumulation Value (for the Mortality and Expense Risk Charge), your MGWB Base (for the MGWB Charge) and each underlying Fund’s fees and charges.  For specific information about these fees and charges, see page 7.

TAXES

How will payouts and withdrawals from my contract be taxed?

The contract is tax-deferred, which means you do not pay taxes on the contract’s earnings until the money is paid to you. When you make a withdrawal (including MGWB withdrawals), you pay ordinary income tax on the accumulated earnings. Annuity Plan payments are taxed as annuity payments, which generally means that only a portion of each payment is taxed as ordinary income.  You may pay a federal income tax penalty on earnings you withdraw before age 59½.  See page 36 for more information.  Your contract may also be subject to a premium tax, which depends on your state of residency. See page 11 for more information.

Does buying an annuity contract in a retirement plan provide extra tax benefits?

No. Buying an annuity contract within an IRA or other tax-deferred retirement plan doesn’t give you any extra tax benefits, because amounts contributed to such plans are already tax-deferred. Choose to purchase the contract based on its other features and benefits as well as its risks and costs, not its tax benefits.

OTHER INFORMATION

Order Processing: In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

What else do I need to know?

We may change your contract from time to time to follow federal or state laws and regulations. If we do, we will provide Notice to You of such changes in writing.

Compensation: We may pay the broker-dealer for selling the contract to you. Your broker-dealer also may have certain revenue sharing arrangements or pay its personnel more for selling the contract than for selling other annuity contracts. See page 31 for more information.

Right to Examine the Contract: You may cancel the contract by returning it within 15 days of receiving it (or a longer period if required by state law). See page 31 for more information.

State Variations: Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum Premium and MGWB Base amounts, investment options, issue age limitations, Right to Examine rights, annuity payment options, ownership and interests in the contract and assignment privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact Customer Service.

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Synopsis – Fees and Expenses

The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the contract.

Maximum Transaction Charges

This item shows the maximum transactional fees and charges that you will pay if more than one Sub-account is available at any time and you transfer Accumulation Value between Sub-accounts.  Premium taxes ranging from 0.0% to 3.5% may also be deducted.

Excess Transfer Charge1                                                                                                             $50

Maximum Periodic Fees and Charges

This item describes the maximum recurring fees and charges that you will pay periodically during the time that you own the contract, not including underlying Fund fees and expenses.

Maximum Annual Administrative Charge2                                  $80

Separate Account Annual Expenses

              Maximum Mortality and Expense Risk Charge3                   1.50%

              (as a percentage of Accumulation Value)

              Maximum MGWB Charge4                                                     2.00%

              (as a percentage of the MGWB Base)

              Maximum Total Separate Account Annual Expenses           3.50%

              (as a percentage of Accumulation Value5)

Fund Fees and Expenses

This item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  The minimum and maximum expenses listed below are based on expenses for the Funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply.  Expenses of the funds may be higher or lower in the future.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses                                        Minimum                                                                                                                                                                                                                        Maximum

(expenses that are deducted from Fund assets,                                      0.59%6                                                                                                              0.78%7
including management fees, distribution (12b-1)

and/or service fees, and other expenses.)

__________________________________________

1.    The charge is assessed on each transfer between Sub-accounts after 12 during a Contract Year (which we refer to as an Excess Transfer). Because only one Sub-account is currently available after the Right to Examine Period this charge is currently not applicable.

2.    The current charge may be less than the maximum amount shown.

3.    This charge is accrued and deducted on Business Days as a percentage of and from the Accumulation Value in each Sub-account. The current charge may be less than the maximum amount shown.

4.    This charge is for the MGWB and is calculated and accrued each Business Day but deducted quarterly from the Accumulation Value in each Sub-account.  The current charge may be less than the maximum amount shown.  For more information, please see pages 12 and 16.

5.    Assuming that your Accumulation Value equals your MGWB Base at the time of purchase.  Yours may not be equal and so your total percentage may be higher or lower depending on your MGWB Base.

6.    This is the amount for the Voya Retirement Moderate Portfolio (Class I), which is the only Fund currently available after the Right to Examine Period.

7.    This is the amount for the Voya Government Money Market Portfolio (Class S), which is used for administrative purposes during the Right to Examine Period.

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Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include the annual Administrative Charge of $80 (converted to a percentage of assets equal to 0.80%), and the maximum Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated.  The examples also assume that your investment has a 5% return each year and assumes the maximum Fund fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1: If you Surrender or annuitize your Contract at the end of the applicable time period
1 year	3 years	5 years	10 years
$508	$1,531	$2,552	$5,098

Example 2: If you do not Surrender your Contract
1 year	3 years	5 years	10 years
$508	$1,531	$2,552	$5,098

Condensed Financial Information

As of December 31, 2016, the Variable Annuity Account B Sub-accounts available under the contract did not have any assets attributable to the contract.  Therefore, no condensed financial information is presented herein.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

Voya Retirement Insurance and Annuity Company

Organization and Operation

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands.  Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

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Product Regulation.  Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), The Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code.  See “Federal Tax Considerations” for further discussion of some of these requirements.  Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration.  Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

Variable Annuity Account B and its Sub-Accounts

Organization and Operation

We established Variable Annuity Account B (the “Separate Account”) under Connecticut Law in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law.  The Separate Account was established as a segregated asset account to fund variable annuity contracts.  The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”).  It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the Separate Account, such assets are not chargeable with the liabilities of any other business that we conduct.  Income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company.  All obligations arising under the contracts are obligations of the Company.  All guarantees and benefits provided under the contract that are not related to the Separate Account, including payment of the MGWB Periodic Payments,  are subject to the claims of our creditors and the claims paying ability of the Company and our General Account.

Sub-accounts

The Separate Account is divided into “Sub-accounts.”  Each Sub-account invests directly in shares of a corresponding Fund. While there is only one Sub-account currently available after the Right to Examine Period, we reserve the right to add additional Sub-accounts in the future.  Under certain circumstances, we may make certain changes to the Sub-accounts.  For more information, see page 10.

More information about the Sub-account(s) available under the contract is contained below.  You bear the entire investment risk for amounts allocated through a Sub-account to an underlying Fund, and you may lose your principal.  The investment results of the underlying Funds are likely to differ significantly.  There is no assurance that any Fund will achieve its investment objectives.  You should carefully consider the investment objectives, risks and charges and expenses of an underlying Fund before investing.  More information is available in the prospectus for an underlying Fund.  You may obtain a copy of the prospectus for an underlying Fund by contacting Customer Service.  Contact information for Customer Service appears on page 1.

Please work with your investment professional to determine if the available Sub-account(s) may be suited to your financial needs, investment time horizon and risk tolerance.

During the Right to Examine Period.  Unless required otherwise by state law, Premium will be automatically allocated to the Sub-account that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.  Please note that the Voya Government Money Market Portfolio is the Specially Designated Variable Sub-Account and may only be used for certain administrative purposes during the Right to Examine Period, and you may not transfer Accumulation Value to the Sub-account that invests in this Fund after the Right to Examine Period, see page 30.

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Voya Government Money Market Portfolio* (Class S)

Investment Adviser:            Voya Investments, LLC

Subadviser:                        Voya Investment Management Co. LLC

Investment Objective:         Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

*There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

After the Right to Examine Period.  After the Right to Examine Period, your Accumulation Value will automatically be reallocated to the Voya Retirement Moderate Portfolio.

     Voya Retirement Moderate Portfolio (Class I)

Investment Adviser:         Voya Investments, LLC

Subadviser:                      Voya Investment Management Co. LLC

Investment Objective:       Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

The Voya Retirement Moderate Portfolio is structured as a “fund of funds.”  Funds structured as fund of funds may have higher fees and expenses than Funds that invest directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  This Fund is an affiliated Fund, and the underlying funds in which it invests may be affiliated as well.  The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying fund or funds.

Changes to a Sub-account and/or Variable Annuity Account B

We do not guarantee that each fund will always be available for investment through the contract. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of contracts:

•       Offer additional Sub-accounts that will invest new Funds or Fund classes we find appropriate for contracts we issue;

•       Combine two or more Sub-accounts;

•       Close Sub-accounts. We will provide advance notice by a supplement to this prospectus if we close a Sub-account;

•       Substitute a new Fund for a Fund in which a Sub-account currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:

>      A Fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the Fund’s investment objectives or restrictions;

>      The Fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•       Stop selling the contract;

•       Limit or eliminate any voting rights for the Separate Account (as discussed more fully below); or

•       Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s) and or shareholders.

We will provide you with written notice before we make any of these changes to the Sub-accounts and/or Variable Annuity Account B that affect the contracts.

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Selection of Underlying Funds.  The underlying funds available through the contract described in this prospectus are determined by the Company.  When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts.  We review the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from participants. We included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

Voting Rights

Each of the subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the subaccounts. Additionally:

•       During the accumulation phase, the number of votes is equal to the portion of your account value invested in the Fund, divided by the net asset value of one share of that Fund; and

•       During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the Fund, divided by the net asset value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Fees and Expenses

We deduct the following fees and expenses to compensate us for our costs, the services we provide, and the risks we assume under the contracts.  We incur costs for distributing and administering the contracts, including compensation and expenses paid in connection with sales of the contracts, for paying the benefits payable under the contracts and for bearing various risks associated with the contracts.  Fees and expenses expressed as a percentage are rounded to the nearest hundredth of one percent.  We expect to profit from the charges and may use the profits to finance the distribution of contracts.  All current charges under the contract will be determined and applied in a non-discriminatory manner.

Premium Tax

In certain states, the Premium you pay for the contract is subject to a premium tax.  A premium tax is generally any tax or fee imposed or levied by any state government or political subdivision thereof on your Premium received by us. Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence.  We reserve the right to recoup the amount of any premium tax from the Accumulation Value if and when:

•       The premium tax is incurred by us; or

•       The Accumulation Value is applied to an Annuity Plan on the Annuity Commencement Date.

Unless you direct otherwise, a charge for any premium taxes will be deducted proportionally from the Accumulation Value.  We reserve the right to change the amount we charge for the premium tax if you change your state of residence.  We do not expect to incur any other tax liability attributable to the contract.  We also reserve the right to charge for any other taxes as a result of any changes in applicable law.

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Excess Transfer Charge

Currently, only one investment option is available after the Right to Examine Period so an Excess Transfer charge cannot be incurred.  If, however, additional investment options are available in the future, there is a maximum $50 charge for each transfer exceeding 12 during a Contract Year (which we refer to as an Excess Transfer).

Annual Administrative Charge

The maximum annual administrative charge of $80 may be assessed to cover a portion of our ongoing administrative expenses.  The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract.  You may contact Customer Service for information about the current annual administrative charge.  The charge is deducted from the Accumulation Value in each Sub-account (1) on each Contract Anniversary prior to the Annuity Commencement Date, (2) on the Annuity Commencement Date, (3) on each Contract Anniversary following the Annuity Commencement Date if you elect the Payments for Life with Surrender Right and Death Benefit Annuity Plan, and (4) at Surrender.  We currently do not impose this charge and we guarantee not to impose this charge if at the time of deduction the Accumulation Value is at least $100,000 or the Premium received was at least $100,000.

Mortality and Expense Risk Charge

The maximum annual mortality and expense risk charge is 1.50% of the Accumulation Value.  The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract.  You may contact Customer Service for information about the current annual mortality and expense risk charge.  The charge is deducted from the Accumulation Value in each Sub-Account on each Business Day.  This charge compensates us for Death Benefit and age risks and the risk that expense charges will not cover actual expenses.  If there are any profits from this charge, we may use them to finance the distribution of the contracts.

MGWB Charge

The maximum annual MGWB Charge is 2.00 % of the MGWB Base.  The current charge may be less than this maximum amount, and the charge applicable to you will be set forth in your contract.  You may contact Customer Service for information about the current MGWB Charge.  The MGWB charge is equal to the MGWB Base on the previous Business Day multiplied by the MGWB Charge and the sum of the daily accruals is deducted proportionally from the Accumulation Value in each Sub-account on each quarterly Contract Anniversary.  This charge compensates us for the risk that the assumptions used in designing the MGWB prove inaccurate.

The charge for the MGWB will continue to be assessed until the Accumulation Value is reduced to zero, or until the MGWB is terminated.  See page 22.  Deduction of the MGWB Charge will not result in termination of the contract.  The MGWB charge will be prorated in the event that:

•       The contract (and therefore the MGWB) is terminated by Surrender.  See page 22.

•       The Accumulation Value is applied to an Annuity Plan described in Table 1.  See page 27.

•       The MGWB is terminated upon an impermissible ownership change.  See page 14.

Also, the MGWB will terminate upon the death of the Annuitant in the case of a single life MGWB or the lives of the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB (subject to the surviving spouse’s option to continue the contract).  See page 22.  Upon Proof of Death (see page 25), any charges which are due but unpaid for any period the MGWB was active and in force prior to the date of death will be deducted, or any charges that have been deducted for any period of time after the date of death will be refunded.

Underlying Fund Expenses

As shown in the prospectuses for the underlying Funds, each underlying Fund deducts management fees from the amounts allocated to it.  In addition, each underlying Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract Owner services provided on behalf of the Fund.  Furthermore, certain underlying Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares.  Fees are deducted from the value of the underlying Fund shares on a daily basis, which in turn affects the value of each Sub-account that purchases Fund shares.  For a more complete description of these fees and expenses, review each prospectus for the underlying Fund.  You should evaluate the expenses associated with the underlying Fund(s) available through the contract before making a decision to invest.

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Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•       A share of the management fee;

•       Service fees;

•       For certain share classes, 12b-1 fees; and

•       Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•       Communicating with customers about their Fund holdings;

•       Maintaining customer financial records;

•       Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•       Recordkeeping for customers, including subaccounting services;

•       Answering customer inquiries about account status and purchase and redemption procedures;

•       Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•       Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and

•       Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

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The Contract

The contract described in this prospectus is a single premium deferred individual variable annuity contract.  The contract currently provides a means for you to invest in one Sub-account and has a Minimum Guaranteed Withdrawal Benefit.  The contract is non-participating, which means that it will not pay dividends resulting from any surplus or earnings of the Company.  We urge you to read the contract, which further describes the operation of the contract and has additional information about the rights and responsibilities under the contract.

Owner

The Owner is the individual (or entity) entitled to exercise the rights incident to ownership.  The Owner may be either the Annuitant or a custodian holding the contract for the benefit of the Annuitant.  No other Owners are permitted.

Annuitant

The Annuitant is the individual upon whose life the Minimum Guaranteed Withdrawal Benefits, Death Benefit and Annuity Payments are based.  If you do not designate the Annuitant, the Owner will be the Annuitant.  The Annuitant must be a natural person, who is designated by you at the time the contract is issued.  The Annuitant must be the Owner, unless the Owner is a custodian that holds the contract for the benefit of the Annuitant.  The Annuitant cannot be changed while he or she is still living.

Beneficiary

The Beneficiary is the individual or entity designated by you to receive the Death Benefit.  You may designate one or more primary Beneficiaries and contingent Beneficiaries.  The Death Benefit will be paid to the primary Beneficiary.  The Owner may designate a contingent Beneficiary, who will become the Beneficiary if all primary Beneficiaries die before the Annuitant.  The Owner may also designate any Beneficiary to be an irrevocable Beneficiary.  An irrevocable Beneficiary is a Beneficiary whose rights and interest under the contract cannot be changed without the consent of such irrevocable Beneficiary.

Payment of the Death Benefit to the Beneficiary:

•       We pay the Death Benefit to the primary Beneficiary;

•       If all primary Beneficiaries die before the Annuitant, we pay the Death Benefit to any contingent Beneficiary, who shall take the place of, and be deemed to be, the primary Beneficiary;

•       If the Annuitant dies (or the Annuitant’s spouse dies who has continued the contract after the Annuitant’s death), is the Owner and there is no surviving Beneficiary or no Beneficiary is designated, we pay the Death Benefit to the Owner’s estate;

•       If the Owner is not a natural person and all Beneficiaries die or no Beneficiary has been designated before the Annuitant’s death (or the Annuitant’s spouse’s death who has continued the contract after the Annuitant’s death), the Owner will be deemed to be the primary Beneficiary;

•       If a Joint and Survivor MGWB has been elected, the Annuitant’s spouse will be deemed to be the sole primary Beneficiary notwithstanding any other Beneficiary designation made; and

•       In the case of more than one Beneficiary, we will assume any Death Benefit is to be paid in equal shares to all primary Beneficiaries, unless you provide Notice to Us directing otherwise.

We will deem a Beneficiary to have predeceased the Annuitant if:

•       The Beneficiary died at the same time as the Annuitant;

•       The Beneficiary died within 24 hours after the Annuitant’s death; or

•       There is insufficient evidence to determine that the Beneficiary and Annuitant died other than at the same time.

The Beneficiary may decide how to receive the Death Benefit, subject to the distribution requirements under Section 72(s) of the Tax Code.  You may restrict a Beneficiary’s right to elect an Annuity Plan or receive the Death Benefit in a single lump-sum payment.

Change of Owner or Beneficiary

You may change the ownership of the contract before the Annuity Commencement Date.  Only the following ownership changes are allowed:

•       Continuation of the contract by a Beneficiary who is the spouse (as defined under federal law) of the deceased Annuitant;

•       From one custodian to another for the benefit of the Annuitant;

•       From a custodian for the benefit of the Annuitant to the Annuitant;

•       From the Annuitant to a custodian for the benefit of the Annuitant;

•       Collateral assignments; and

•       Pursuant to a court order.

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You have the right to change the Beneficiary unless you have designated such person as an irrevocable Beneficiary at any time prior to the Annuity Commencement Date.  Unless you specify otherwise, a change of Beneficiary cancels any existing Beneficiary designations in the same class (primary or contingent).

Notice to Us is required for any change to the Owner or Beneficiary.  Any such change will take effect as of the date Notice to Us is signed by the Owner, subject to any payment made or action taken by us before receiving such Notice to Us.  A change of Owner likely has tax consequences.  See page 34.

Availability of the Contract

The contract is designed for participants in employer sponsored retirement plans who want to rollover their interest in the Group Contract, which offers similar minimum guaranteed withdrawal benefits and other features, into an individual retirement annuity.  The contract is designed for long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes, and the provision of lifetime income in retirement through the MGWB.  The tax-deferred feature is more attractive to people in high federal and state income tax brackets.  You should not buy the contract if:

•       You are looking for a short-term investment;

•       You cannot risk getting back an amount less than your initial investment; or

•       Your assets are in a plan that already provides for tax-deferral and you can identify no other benefits in purchasing the contract.

When considering an investment in the contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing interest in the Group Contract with the contract may not be beneficial to you.  Before purchasing the contract, you should determine whether your existing interest in the Group Contract will be subject to any fees or penalties upon termination of such interest.  You should also compare the fees, charges, coverage provisions and limitations, if any, of your existing interest under the Group Contract to the contract.

Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn, which is known as tax-deferral.  IRAs and other qualified plans already provide tax-deferral found in the contract and the contract is not necessary to provide this favorable tax treatment.  The contract provides, however, other features and benefits like the MGWB and Annuity Plans, which other IRAs and qualified plans may not provide.  You should not purchase the contract unless you want these other features and benefits, taking into account the costs of these other features and benefits.  See page 34 for more information.

Contract Purchase Requirements

We will issue a contract so long as the Annuitant is between the ages 48 and 80 at the time of application and is rolling over his or her interest in their employer sponsored retirement plan’s Group Contract.

There is no minimum Premium requirement; however, the minimum MGWB Base must be at least $5,000.  The Premium will equal the Annuitant’s individual account value under the retirement plan Group Contract which is being rolled into the contact.  The initial MGWB Base will equal the Annuitant’s MGWB Base in the retirement plan Group Contract which is being rolled into the contract.

Crediting of the Premium Payment

We will process your Premium within 2 Business Days of receipt and allocate it, except as noted below, according to the instructions you specify, in an amount equal to the Accumulation Value as next determined after receipt, so long as the application and all information necessary for processing is complete.

In the event that an application is incomplete for any reason, we are permitted to retain your Premium for up to five Business Days while attempting to complete it.  If the application cannot be completed during this time, we will inform you of the reasons for the delay.  We will also return the Premium promptly.  Alternatively, you may direct us to hold the Premium, which we will place in a non-interest bearing account until the application is completed.  Once the application is completed, we will process your Premium within 2 Business Days and allocate it as described below.

Unless otherwise required by state law, we will allocate your Premium to the Sub-account that invests in the Voya Government Money Market Portfolio during the Right to Examine Period.  We refer to this Sub-account as the Specially Designated Variable Sub-account – currently.  After Right to Examine Period expires, we will automatically transfer your Accumulation Value in the Specially Designated Variable Sub-account to the Sub-account that invests in the Voya Retirement Moderate Portfolio.  The Accumulation Value will be allocated based on the Accumulation Value next computed for the new Sub-account.

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Accumulation Value

When we allocate your Premium to the Specially Designated Variable Sub-account as described above, we will convert it to accumulation units.  We will divide the amount of the Premium allocated to a particular Sub-account by the value of an accumulation unit for the Sub-account to determine the number of accumulation units of the Sub-account to be held in the Separate Account with respect to your contract.  Each Sub-account of Variable Annuity Account B has its own accumulation unit value.  This value may increase or decrease from day to day based on the investment performance of the applicable underlying Fund.  Shares in an underlying Fund are valued at their net asset value. The net investment results of each Sub-account vary with its investment performance.

On the Contract Date, the Accumulation Value in a Sub-account equals the Premium allocated to that Sub-account, less a charge for premium tax, if applicable.  We calculate the Accumulation Value at the close of each Business Day thereafter as follows:

•       Accumulation Value in each Sub-account at the close of the preceding Business Day; multiplied by

•       The Sub-account’s Net Return Factor for the current Valuation Period (see below); plus or minus

•       Any transfers to or from the Sub-account during the current Valuation Period; minus

•       Any Withdrawals from the Sub-account during the current Valuation Period; minus

•       The MGWB Charge, which is accrued daily and deducted quarterly, and applicable taxes, including any premium taxes, not previously deducted, allocated to the Sub-account.

A Sub-account’s Net Return Factor is an index number that reflects certain charges under the contract and the investment performance of the Sub-account.  The Net Return Factor is calculated for each Sub-account as follows:

•       The net asset value of the Fund in which the Sub-account invests at the close of the current Business Day; plus

•       The amount of any dividend or capital gains distribution declared for and reinvested in such Fund during the current Valuation Period; divided by

•       The net asset value of the Fund at the close of the preceding Business Day; minus

•       The daily charge (e.g. the Mortality and Expense Risk Charge) for each day in the current Valuation Period.

Minimum Guaranteed Withdrawal Benefit

Highlights

The MGWB guarantees an amount available for regular or systematic Withdrawals from the contract each Contract Year once the Lifetime Withdrawal Phase begins (which is the date of your first Withdrawal on or after the Annuitant reaches age 62).  We use the MGWB Base (which is adjusted as described below) as part of the calculation of the pre-determined amount the MGWB guarantees to be available for regular or systematic Withdrawals from the contract each Contract Year (which we refer to as the Maximum Annual Withdrawal (“MAW”) amount).  The guarantee continues when the MGWB enters Lifetime Automatic Periodic Benefit Status (which begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the MAW), at which time we will make periodic payments to you in an aggregate annual amount equal to the MAW until the Annuitant’s death in the case of a single life MGWB, or the deaths of both the Annuitant and the Annuitant’s spouse in the case of a Joint and Survivor MGWB.  The MGWB Base is eligible for Ratchets (which are recalculations of the MGWB Base as described below), and is subject to adjustment for any Excess Withdrawals.  The MGWB has an allowance for Withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals.  The MGWB allows for spousal continuation if a Joint and Survivor MGWB has been elected.

The MGWB is an obligation of our General Account and payment of the benefit is dependent upon the claims paying ability of the Company.  Benefits and guarantees are subject to the certain conditions, limitations and restrictions and you should consider the risk that, depending on the market performance of your Accumulation Value and how long you live, the MGWB may not provide a benefit to you.

MGWB Base

The MGWB Base is a factor that is used to calculate the MAW and the MGWB Charge.  On the Contract Date, the MGWB Base is set equal to the Annuitant’s MGWB Base under the retirement plan Group Contract rolled into the contract.  The MGWB Base under the Group Contract is based on the amount of contributions to the Group Contract by or on behalf of the Annuitant, the Annuitant’s individual account value each year under the Group Contract on the Annuitant’s birthday or the date of the Annuitant’s lifetime withdrawal phase election under the Group Contract and the amount of excess withdrawals, if any, by the Annuitant under the Group Contract. The MGWB Base may be increased by Ratchets and may decrease due to any Withdrawals.  The MGWB has no cash value.  You may contact Customer Service to determine your current MGWB Base at any time.

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Withdrawals and Excess Withdrawals

A Withdrawal is a transaction in which only a portion of the Cash Surrender Value is taken from the contract, and a Withdrawal is either an Excess Withdrawal or it is not.  Deductions for fees and charges are not Withdrawals.

A Withdrawal that is not an Excess Withdrawal has no impact on the MGWB Base.  On the other hand, a Withdrawal that is an Excess Withdrawal results in the reduction of the MGWB Base as described below.

An Excess Withdrawal is:

•       Any Withdrawal taken before the commencement of the Lifetime Withdrawal Phase; and

•       Any Withdrawal taken during a Contract Year on or after the Lifetime Withdrawal Phase has begun that exceeds the then current MAW amount.

An Excess Withdrawal will decrease the MGWB Base (and consequently the MAW) and may cause the MGWB to terminate.  The MGWB terminating by an Excess Withdrawal is more likely to occur during periods of negative market activity. On the date that any Excess Withdrawal occurs, we will apply an immediate pro rata reduction to the MGWB Base.  The proportion of any such reduction will equal:

A

{B – (C – A)}

Where:

•       A is the amount of the Excess Withdrawal;

•       B is the Accumulation Value immediately prior to the Withdrawal; and

•       C is the total amount of the current Withdrawal.

A pro rata reduction of the MGWB Base means that the MGWB Base will be reduced in the same proportion as the Accumulation Value is reduced by the portion of the Withdrawal that is considered an Excess Withdrawal, (rather than the total amount of the Withdrawal).

The amount of the MGWB Base after an Excess Withdrawal will equal:

(1 – D) * E

Where:

•       D is the proportion of the reduction of the MGWB Base (determined under the formula above); and

•       E is the MGWB Base before the Excess Withdrawal.

Example:

Assume a contract before the Lifetime Withdrawal Phase begins has an Accumulation Value of $90,000, an MGWB Base of $100,000, and there is no MAW amount because the Annuitant is not yet age 62.  If a Withdrawal is taken the entire amount of the Withdrawal is considered an Excess Withdrawal because it occurred before commencement of the Lifetime Withdrawal Phase.  If the withdrawal was for $3,000, the MGWB Base will be reduced by 3.33% = ($3,000/{$90,000 - ($3,000 – $3,000)} to $96,667 = ((1 - 3.33%) * $100,000).

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$90,000			n/a		$100,000
	$3,000	$3,000		$3,000
$87,000			n/a		$96,667

In addition to the MGWB Base, an Excess Withdrawal that occurs after the Lifetime Withdrawal Phase begins will also cause the MAW to be recalculated.  The adjustment to the MGWB Base and consequently the MAW is based on the amount by which the total Withdrawals in the Contract Year exceed the MAW.

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Example:

Assume a contract after the Lifetime Withdrawal Phase begins has an Accumulation Value of $53,000, an MGWB Base of $100,000, and a MAW amount of $5,000.  Also assume that three Withdrawals are taken within the same Contract Year ($3,000, $1,500 and $1,700).  The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the $5,000 MAW amount.  With the third Withdrawal of $1,700, however, the total Withdrawals in that Contract Year exceeds the MAW by $1,200 ($6,200 - $5,000).  Consequently, the third Withdrawal of $1,700 results in adjustments to the MGWB Base and the MAW is based on $1,200, which is the amount by which the total Withdrawals in the Contract Year exceed the MAW.  The MGWB Base will be reduced by 2.50% = ($1,200/{$48,500 – ($1,700 - $1,200)} to $97,500 = ((1 - 2.50%) * $100,000).  The MAW is also reduced by 2.50% to $4,875 = ((1 - 2.50%) * $5,000).

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$1,700	$6,200		$1,200
$46,800			$4,875		$97,500

IMPORTANT NOTE:  An Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal, the Contract Date is more than 24 months in the past (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York).

Ratchets

The MGWB Base is recalculated on each Ratchet Date, meaning each Contract Anniversary before the Lifetime Automatic Benefit Status begins and the day the Lifetime Withdrawal Phase begins, to equal the greater of the current value of:

•       The MGWB Base; and

•       The Accumulation Value.

We call each such recalculation a Ratchet.  If the Accumulation Value on the applicable Ratchet Date is equal to or less than the MGWB Base on such Ratchet Date, the amount of the MGWB Base remains unchanged.  If the Accumulation Value on the applicable Ratchet Date is equal to or greater than the MGWB Base on such Ratchet Date, the amount of the MGWB Base is increased to equal the Accumulation Value.

If a Ratchet is scheduled to occur on a non-Business Day, the determination of whether a Ratchet will occur will take place on the next Business Day, calculated using the Accumulation Value as of the end of that Business Day, prior to the processing of any transactions.

Lifetime Withdrawal Phase

The Lifetime Withdrawal Phase is the period during which the MAW is available for Withdrawal in any Contract Year without reducing the MGWB Base in future Contract Years.  The Lifetime Withdrawal Phase begins on the date of your first Withdrawal when the Annuitant is age 62 (which we refer to as the Lifetime Withdrawal Eligibility Age).  On the date the Lifetime Withdrawal Phase begins, a Ratchet occurs and the MGWB Base is recalculated to equal the greater of the current value of:

•       The MGWB Base; and

•       The Accumulation Value on the previous Business Day.

Once begun, the Lifetime Withdrawal Phase will continue until the earliest of:

•       The date the contract is Surrendered or otherwise terminated;

•       The date of the Annuitant’s death in the case of single life MGWB, or the later of the date of the Annuitant’s death and the Annuitant’s spouse’s death in the case of a Joint and Survivor MGWB.  See page 22 for details about spousal continuation;

•       The Annuity Commencement Date, unless you elect the Payments under the Table 2 Annuity Plan for a Roth IRA contract.  See page 27;

•       The date the Accumulation Value is reduced to zero by an Excess Withdrawal; and

•       The date the Lifetime Automatic Periodic Benefit Status begins.

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Maximum Annual Withdrawal (“MAW”)

The MAW is the maximum amount available for regular or systematic Withdrawals from the contract under the MGWB in any Contract Year without reducing the MGWB Base.  The amount of the MAW is first calculated on the date the Lifetime Withdrawal Phase begins.  The MAW equals the MGWB Base multiplied by the MAW percentage.  The MAW percentage is equal to the Annuitant’s MAW percentage under the retirement plan Group Contract rolled into the contract.  Under the Group Contract, the MAW percentage is equal to the dollar weighted average of the withdrawal rates associated with contributions to the Group Contract by the Annuitant.  The MAW percentage will not change for the life of the contract even though the MGWB Base may change.

The MAW is recalculated whenever the MGWB Base is recalculated, and the amount of the MAW will increase if the MGWB Base is increased through Ratchets.  The amount of the MAW will decrease if the MGWB Base is decreased because of Excess Withdrawals.  The amount of the MAW will not be reduced by any negative market performance attributable to the Sub-account(s) in which your Accumulation Value is allocated.

The MAW amount will be paid in monthly installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MAW installments within a Contract Year may be changed subject to our approval.  If a MAW installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

Adjustment to the MAW When Payments Begin before or after Age 65.  The MAW is subject to downward or upward adjustment when the Lifetime Withdrawal Phase is elected at an age that is earlier or later than age 65, the assumed lifetime withdrawal commencement age.  The adjustment factors for early and for deferred Lifetime Withdrawal commencements are as follows:

Early Lifetime Withdrawal Commencement:	The MAW is reduced to: • 95% when starting at age 64 • 90% when starting at age 63 • 85% when starting at age 62
Deferred Lifetime Withdrawal Commencement:	The MAW is increased to: • 102% when starting at age 66 • 104% when starting at age 67 • 106% when starting at age 68 • 108% when starting at age 69 • 110% when starting at age 70 or older

Adjustment to the MAW for Joint and Survivor MGWB.  In the case of a Joint and Survivor MGWB, the MAW is subject to further downward adjustment by the Joint and Survivor Equivalency Factors shown in Appendix 1 to this Prospectus. The ages of the Annuitant and the Annuitant’s spouse at the time the contract enters the Lifetime Withdrawal Phase will be used when making this adjustment.  If the Annuitant or the Annuitant’s spouse  is not alive when the contract enters the Lifetime Withdrawal Phase, we will use the age that the Annuitant or Annuitant’s spouse, as applicable, would have been had he or she still been living when making this adjustment.  If the Annuitant dies before he or she attains the Lifetime Withdrawal Eligibility Age, the Lifetime Withdrawal Eligibility Age and any adjustment to the MAW because of Early or Deferred Lifetime Withdrawal Eligibility for the Annuitant’s spouse will continue to be based on the age of the Annuitant (had he or she remained alive) and not the age of the surviving spouse.

See Appendix I for an example of how the Joint and Survivor Equivalency Factors are used to adjust the MAW.  This example illustrates that when making adjustments to the MAW, an adjustment because of any Early or Deferred Lifetime Withdrawal Commencement is made first, and then adjustment for an election of the Joint and Survivor MGWB, if applicable, is made.

Adjustment to the MAW During the First Contract Year.  If the Annuitant was receiving MAW payments under the retirement plan Group Contract at the time that the Annuitant rolled their interest in that Group Contract into the contract, then the first Contract Year MAW payments under the contract will be adjusted to take into account the MAW payments received under the retirement plan Group Contract during the withdrawal year in which the rollover occurred.  The amount of the first Contract Year MAW payments under the contract in this circumstance will equal the sum of MAW payments remaining for the withdrawal year under the retirement plan Group Contract at the time of the rollover, plus the pro-rata portion of the full MAW amount for the first Contract Year under the contract.  The pro-rata portion will be based on the period of time from the Annuitant’s birthday in the first Contract Year to the first Contract Anniversary.

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Example:

Assume the Annuitant was receiving monthly $1,000 MAW payments under the retirement plan Group Contract ($12,000 per year).  Also assume that the withdrawal year under the Group Contract (which is from birthday to birthday) is from June 1 to May 31.  If the rollover occurs on October 15, the Annuitant would have received $5,000 in MAW payments under the Group Contract (five monthly $1,000 payments from June to October) with $7,000 remaining ($12,000 - $5,000).  In these circumstances the first Contract Year MAW under the contract following the rollover is equal to the sum of (a) and (b), where:

(a)    $7,000 (the remaining MAW amount under the Group Contract); and

(b)    $4,471.23 (the full first Contract Year MAW amount under the contract ($12,000), prorated for the period between the Annuitant’s next birthday (June 1st) and the first Contract Anniversary (October 15th) (136 (the number of days from June 1st to October 15th)/365 * $12,000 = $4,471.23).

Consequently, the total MAW for the first Contract Year under the contract is $11,471.23 ($7,000 + $4,471.23), which is less than the full MAW amount. Assuming no Excess Withdrawals, the full MAW amount of $12,000 will be available beginning in the second Contract Year.

Required Minimum Distributions

Except as noted below for a Joint and Survivor MGWB, for purposes of the MGWB we do not deem Withdrawals that exceed the Maximum Annual Withdrawal to be Excess Withdrawals, if such Withdrawals relate to a contract subject to the Required Minimum Distribution rules of the Tax Code.  You will be entitled to receive the amount by which the Required Minimum Distribution applicable to the contract for a calendar year exceeds the Maximum Annual Withdrawal without causing a pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal.  We refer to this amount as the Additional Withdrawal Amount.

Example:

If your Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, then you will be entitled to receive an Additional Withdrawal Amount of $1,000 ($6,000 - $5,000).

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the MAW on the determination date.

If you are entitled to an Additional Withdrawal Amount, once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the amount of any additional Withdrawals will reduce the Additional Withdrawal Amount for the current calendar year and, and if such additional Withdrawals do not exceed the Additional Withdrawal Amount, they will not constitute Excess Withdrawals.

Example:

If the Required Minimum Distribution for the current calendar year is $6,000, and the Maximum Annual Withdrawal is $5,000, the Additional Withdrawal Amount equals $1,000 ($6,000 - $5,000).  The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal.  Although the next Withdrawal of $1,500 exceeds the Maximum Annual Withdrawal by $1,000, this amount is equal to the Additional Withdrawal Amount.  Because the Additional Withdrawal Amount is not deemed to be an Excess Withdrawal, there would be no pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal.

Any unused amount of the Additional Withdrawal Amount from one calendar year may be carried over to the next calendar year and is available through the end of that latter year, at which time any amount remaining will expire.  Once you have taken the MAW for the current Contract Year, the dollar amount of any additional Withdrawals will first count against and reduce any unused Additional Withdrawal Amount from the previous calendar year, followed by any Additional Withdrawal Amount for the current calendar year.

Example:

Assume the most recent Contract Anniversary was July 1, 2018 and the Maximum Annual Withdrawal is $5,000.  Also assume the Required Minimum Distributions for 2019 and 2020 are $6,000 and $5,000, respectively.  Between July 1, 2018 and December 2018, a Withdrawal is taken that exhausts the Maximum Annual Withdrawal.  On January 1, 2019, the Additional Withdrawal Amount for the current calendar year equals $1,000 ($6,000 - $5,000).  (Note: Although the MAW has been exhausted, it is still used to calculate the Additional Withdrawal Amount.)  No additional Withdrawals occur in 2019.  On January 1, 2020, the Additional Withdrawal Amount for the current calendar year equals zero ($5,000 - $5,000).  However, the Additional Withdrawal Amount calculated for 2019 would still be available for Withdrawal until December 31, 2020.

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Withdrawals that exceed the amount of the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts will be deemed to be Excess Withdrawals that will cause a pro rata reduction of the MGWB Base, and therefore, a recalculation of the amount of the Maximum Annual Withdrawal.

Example:

Under a contract with an Accumulation Value of $53,000, assume the MGWB Base is $100,000, the Maximum Annual Withdrawal is $5,000 and the Required Minimum Distribution for the current calendar year is $6,000.  The Additional Withdrawal amount equals $1,000 ($6,000 - $5,000).  The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal.  The next Withdrawal of $3,500 exceeds the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount.  Although the current Withdrawal is $3,500, the adjustment to the MGWB Base and the Maximum Annual Withdrawal is based on $2,000, which is the amount by which the total Withdrawals in the Contract Year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount.  The MGWB Base will be reduced by 4.26% = ($2,000/ {$48,500 – ($3,500 - $2,000)} to $95,745 = ((1 - 4.26%) * $100,000)*.  The Maximum Annual Withdrawal is also reduced by 4.26% to $4,787 = ((1 - 4.26%) * $5,000).1

Accumulation Value	Withdrawal	Total Withdrawals	Maximum Annual Withdrawal	Excess Withdrawal	MGWB Base
$53,000			$5,000		$100,000
	$3,000	$3,000		n/a
$50,000			$5,000		$100,000
	$1,500	$4,500		n/a
$48,500			$5,000		$100,000
	$3,500	$8,000		$2,000
$45,000			$4,787		$95.745

                        1Figures have been rounded for purposes of this example.

The Additional Withdrawal Amount is not subject to any adjustment in the event that the Maximum Annual Withdrawal is recalculated during a Contract Year because of an Excess Withdrawal.  There is also no adjustment to the Additional Withdrawal Amount during a Contract Year when a surviving spouse continues the MGWB.

Joint and Survivor MGWB.  An Additional Withdrawal Amount is not available in the case of a Joint and Survivor MGWB where the Annuitant has pre-deceased his/her spouse before reaching age 62, the Lifetime Withdrawal Eligibility Age, and the surviving spouse as the sole Designated Beneficiary must take Required Minimum Distributions based upon his/her age.  Consequently, Withdrawals taken from the contract for the deceased Annuitant’s surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW for a specific Contract Year will be deemed Excess Withdrawals in that Contract Year and no Additional Withdrawal Amount is available. Once the Annuitant would have reached age 62, the Lifetime Withdrawal Eligibility Age (if he or she were still living), withdrawals taken from the contract for the surviving spouse to satisfy the Required Minimum Distribution rules that exceed the MAW available under the contract for a specific Contract Year will be Additional Withdrawal Amounts and not be deemed Excess Withdrawals in that Contract Year, subject to the provisions described above.

Lifetime Automatic Periodic Benefit Status

Lifetime Automatic Periodic Benefit Status only begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the Maximum Annual Withdrawal and not by an Excess Withdrawal (or Surrender of the contract).  An Excess Withdrawal that causes your Accumulation Value to be reduced to zero will terminate the MGWB.  Moreover, any Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal the contract has been in force for more than 24 months (36 months for contracts issued in New York) and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for contracts issued in New York).  See page 23.

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During Lifetime Automatic Periodic Benefit Status, because there is no Accumulation Value you are not entitled to make Withdrawals; instead, we will make periodic payments to you, which over the course of a Contract Year, will, in the aggregate, equal the MAW.  We refer to these payments as MGWB Periodic Payments.  MGWB Periodic Payments will begin on the first Contract Anniversary after the date the MGWB enters Lifetime Periodic Benefit Status and will continue to be paid annually for each Contract Year thereafter until the Annuitant dies (in the case of a single life MGWB) or until the later of the Annuitant’s or the Annuitant’s spouse’s death (in the case of a Joint and Survivor MGWB).  When Lifetime Automatic Periodic Benefit Status begins, if your Withdrawals are less than the Maximum Annual Withdrawal for that Contract Year, we will pay you the difference.  MGWB Periodic Payments will be paid in annual installments unless some other frequency of payment is requested and agreed to by us, and the frequency of MGWB Periodic Payment installments within a Contract Year may be changed subject to our approval.  If a MGWB Periodic Payment installment is less than $100, we reserve the right to adjust the frequency so that the installment will be at least $100.

During Lifetime Automatic Periodic Benefit Status:

•       The dollar amount of the MGWB Periodic Payments will be the same for the remaining life of the Annuitant (in the case of a single life MGWB) or the remaining lives of the Annuitant and the Annuitant’s spouse’s (in the case of a Joint and Survivor MGWB); and

•       The contract will provide no further benefits other than as provided in connection with the Minimum Guaranteed Withdrawal Benefit.

The Owner or, if applicable, the Owner’s estate is obligated to return any MGWB Periodic Payments made after the Annuitant’s and the Annuitant’s spouse’s, as applicable, death but before we receive Notice to Us of the death(s).

If you have previously elected to receive systematic Withdrawals that entitle you to receive either a fixed dollar amount or an amount based upon a percentage of the Accumulation Value from your contract, which amount is paid to you on a monthly, quarterly or annual basis, the MGWB Periodic Payments once Lifetime Automatic Periodic Benefit Status begins will be made at the same frequency and on the same dates as previously set up, provided the payments were being made monthly or quarterly.  If the payments were being made annually, then the MGWB Periodic Payments will be made on the next business day following each Contract Anniversary.  The amount of the MGWB Periodic Payments in each Contract Year will equal the amount of the Maximum Annual Withdrawal.

In the event that the Accumulation Value is reduced to zero before the Lifetime Withdrawal Phase begins, MGWB Periodic Payments will be deferred until the Contract Anniversary on or after the Annuitant reaches age 62.

Death of the Annuitant and Spousal Continuation of the MGWB

The contract permits a sole primary Beneficiary who is the spouse of the deceased Annuitant to elect to receive payment of the death benefit or continue the contract.  The surviving spouse as Beneficiary (or deemed Beneficiary) has the option, but is not required to continue the contract.  Except as described below, the spouse’s right to continue the contract is limited by our use of the definition of “spouse” under federal law, which refers only to a person of the opposite sex who is a husband or a wife.

When the Annuitant dies, the treatment of the MGWB upon spousal continuation depends on whether a single life MGWB or a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the contract.  The MGWB terminates upon the death of the Annuitant, unless a Joint and Survivor MGWB was elected when the Annuitant’s interest in their retirement plan Group Contract was rolled into the contract and the Annuitant’s spouse, as the sole primary Beneficiary, chooses to continue the contract.  See Death Benefit – Spousal Beneficiary Contract Continuation on page 25for more information.

Other Events that Terminate the MGWB

In addition to the MGWB terminating upon the Annuitant’s death, subject to the surviving spouse’s option to continue the contract as described above, the MGWB terminates in the event that:

•       The contract is terminated by Surrender.  See page 23; and

•       The Accumulation Value is applied to an Annuity Plan described in Table 1.  See page 27.

If the MGWB is terminated, the charge for the MGWB will be prorated.  Prorated charges will be deducted at the time the MGWB is terminated.  See page 12.

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Surrender and Withdrawals

At any time prior to the Annuity Commencement Date, you may Surrender the contract for its Cash Surrender Value or withdraw a portion of the Accumulation Value.  After the Annuity Commencement Date you may Surrender the contract under the Table 2 Annuity Plan or for a traditional IRA contract take a Withdrawal under the Table 2 Annuity Plan (see page 27).  A Surrender or Withdrawal before the Owner or Annuitant, as applicable, reaches age 59 ½ may be subject to a federal income tax penalty equal to 10% of such amount treated as income, for which you would be responsible.  See page 34 for a general discussion of the federal income tax treatment of the contract, which discussion is not intended to be tax advice.  You should consult a tax and/or legal adviser for advice about the effect of federal income tax laws, state laws or any other tax laws affecting the contract, or any transaction involving the contract.

Cash Surrender Value

You may take the Cash Surrender Value from the contract.  We do not guarantee a minimum Cash Surrender Value.  The Cash Surrender Value will fluctuate daily based on the investment results of the Sub-account(s) to which your Accumulation Value is allocated.  At any time prior to the Annuity Commencement Date, the Cash Surrender Value equals the Accumulation Value minus any non-daily charges that have been incurred but not deducted (for example, the pro rata portion of any MGWB Charges).  The Cash Surrender Value may be more or less than the Premium payment you made.

To Surrender the contract, you must provide Notice to Us.  If we receive your Notice to Us before the close of business on any Business Day, we will determine the Cash Surrender Value as of the close of business on such Business Day; otherwise, we will determine the Cash Surrender Value as of the close of the next Business Day.  We may require that the contract be returned to us before we pay you the Cash Surrender Value.  If you have lost the contract, we may require that you complete and return to Customer Service a lost contract form.

We will pay the Cash Surrender Value within 7 days of receipt of Notice to Us of such Surrender.  You may receive the Cash Surrender Value in a single lump sum payment.  Upon payment of the Cash Surrender Value, the contract will terminate and cease to have any further value.

Withdrawals

You may take a portion of the Accumulation Value from the contract (which we refer to as a Withdrawal).  To take a Withdrawal, you must provide Notice to Us that specifies the Sub-account(s) from which to take the Withdrawal.  Otherwise, we will take the Withdrawal on a pro rata basis from all of the Sub-accounts in which you are invested.  If we receive your Notice to Us before the close of business on any Business Day, we will determine the amount of the Accumulation Value of each Sub-account at the close of business on such Business Day; otherwise, we will determine the amount of the Accumulation Value as of the close of the next Business Day.  The Accumulation Value may be more or less than the Premium payment you made.

We currently offer the following Withdrawal options:

•       Regular Withdrawals; and

•       Systematic Withdrawals.

Regular Withdrawals

After your right to return the contract has expired (see page 31), you may take one or more regular Withdrawals.  Each such regular Withdrawal must be a minimum of the lesser of:

•       $1,000; and

•       The amount of the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount), less any Withdrawals already taken during the current Contract Year.

You are permitted to make regular Withdrawals regardless of whether you have previously elected, or continue to elect, to make systematic Withdrawals.  A Withdrawal will constitute an Excess Withdrawal (see page 17) and be deemed to be a full Surrender if:

•       The contract has been in force for more than 24 months (36 months in the State of New York); and

•       The remaining Cash Surrender Value as of the close of the Business Day on which such Surrender is made is less than $2,500 ($5,000 in the State of New York).

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Systematic Withdrawals

You may choose to receive automatic systematic Withdrawal payments from the Accumulation Value, provided you are not making IRA withdrawals (see “Withdrawals from Individual Retirement Annuities” below).  You may take systematic Withdrawals monthly, quarterly or annually.  There is no additional charge for electing the systematic Withdrawal option.  Only one systematic Withdrawal option may be elected at a time.  You may begin a systematic Withdrawal in a Contract Year in which a regular Withdrawal has been made.

If you are eligible for systematic Withdrawals, you must provide Notice to Us of the date on which you would like such systematic Withdrawals to start.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the calendar month.  For a day that is after the 28th day of the calendar month, the payment will be made on the first Business Day of the next succeeding calendar month.  Subject to these restrictions on timing, if you have not indicated a start date, your systematic Withdrawals will begin on the first Business Day following the Contract Date (or the monthly or quarterly anniversary thereof), and the systematic Withdrawals will be made at the frequency you have selected, which may be either monthly, quarterly or annually.  If the day on which a systematic Withdrawal is scheduled is not a Business Day, the payment will be made on the next succeeding Business Day.

You may express the amount of your systematic Withdrawal as either:

•       A fixed dollar amount; or

•       An amount that is a percentage of the Accumulation Value.

The amount of each systematic Withdrawal must be a minimum of $100.  If your systematic Withdrawal of an amount that is a percentage of the Accumulation Value would be less than $100, we will contact you and seek alternative instructions. Unless you direct otherwise, we will automatically terminate your systematic Withdrawal election.

Systematic Withdrawals of an amount based either on a fixed dollar amount or on a percentage of the Accumulation Value are subject to the applicable maximum percentage of Accumulation Value as shown below, which is used to calculate the amount of Withdrawal on the date of each systematic Withdrawal:

Frequency of Systematic Withdrawals	Maximum Percentage of Accumulation Value
Monthly	2.50%
Quarterly	7.50%
Annually	30.00%

Because the maximum amount of systematic Withdrawals available each year is capped at 30% of Accumulation Value, the maximum amount available each year will decrease as the Withdrawal decreases the Accumulation Value.  Maximum Annual Withdrawals under the MGWB will not decrease each year unless a Withdrawal is an Excess Withdrawal.

You may change the fixed dollar amount, or percentage of Accumulation Value, of your systematic Withdrawal once each Contract Year, except in a Contract Year during which you have previously made a regular Withdrawal.  You may cancel the systematic Withdrawal option at any time by providing Notice to Us at least 7 days before the date of the next scheduled systematic Withdrawal.

Withdrawals from Individual Retirement Annuities

If you have a traditional IRA contract (other than a Roth IRA contract) and will be at least age 72 (age 70½ if born before July 1, 1949) during any calendar year, you may, pursuant to your IRA contract, elect for such calendar year and successive calendar years to have distributions made to you to satisfy requirements imposed by federal income tax law.  Such IRA Withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans.

If you elect to make IRA Withdrawals, we will send you a reminder notice before such IRA Withdrawals commence, and you may elect to make IRA Withdrawals at that time, or at a later date.  Any IRA Withdrawals will be made at the frequency you have selected (which may be monthly, quarterly or annually) and will commence on the start date you have selected, which must be no earlier than 30 days after the Contract Date and no later than the 28th day of the calendar month.  For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the next succeeding month.  Subject to these restrictions on timing, if you have not indicated a start date, your IRA Withdrawals will begin on the first Business Day following your Contract Date at the frequency you have selected.

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At your discretion, you may request that we calculate the amount you are required to withdraw from your contract each year based on the information you give us and the various options under the IRA contract that you have chosen.  This amount will be a minimum of $100 per IRA Withdrawal.  For information regarding the calculation and options that you have, please see the SAI, which you may request from us without charge by sending us the request form on page 45 of this prospectus.  Alternatively, we will accept written instructions from you setting forth your calculation of the required amount to be withdrawn from your IRA contract each year, also subject to the $100 minimum per IRA Withdrawal.  If at any time the IRA Withdrawal amount is greater than the Accumulation Value, we will immediately terminate the IRA contract and promptly send you an amount equal to the Cash Surrender Value.

You may not elect to make IRA Withdrawals if you have already elected to make systematic Withdrawals.  Additionally, since only one systematic Withdrawal option may be elected at a time, if you have elected to make such systematic Withdrawals, distributions thereunder must be sufficient to satisfy the mandatory distribution rules imposed by federal income tax law; otherwise, we may alter such distributions to comply with federal income tax law.  You are permitted to change the frequency of your IRA Withdrawals once per Contract Year, and you may cancel IRA Withdrawals altogether at any time by providing Notice to Us at least 7 days before the next scheduled IRA Withdrawal date to ensure such scheduled IRA Withdrawals and successive IRA Withdrawals are not affected.

The Tax Code and/or your plan may impose other limitations on withdrawals. In addition, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”).  Among other provisions, the CARES Act includes temporary relief from certain of the limitations the Tax Code imposes on withdrawals. See “Federal Tax Considerations – Distributions – General.”

Sub-Account Transfers

Because there is only one Sub-account currently available after the Right to Examine Period, Sub-account transfers are not available.  If in the future more than one Sub-account is available, you may transfer your Accumulation Value among the available Sub-accounts, and we reserve the right to assess an Excess Transfer Charge for more than 12 transfers in a Contract Year.  We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

Death Benefit

The contract provides for a Death Benefit equal to the Accumulation Value.  The Death Benefit is calculated as of the date we receive Proof of Death of the Annuitant.  Subject to state law, the Death Benefit is payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the contract has not been applied to an Annuity Plan.  See page 27.

IMPORTANT NOTE: The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan.  See page 27.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

•       A certified copy of a death certificate;

•       A certified copy of a statement of death from the attending physician;

•       A finding of a court of competent jurisdiction as to the cause of death; or

•       Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death.  Once we have received satisfactory Proof of Death and all required documentation necessary to process a claim, we will pay the Death Benefit within 7 days of such date.  Only one Death Benefit is payable under the contract.  The Death Benefit will be paid to the named Beneficiary.  The Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan).  See page 27.

Spousal Beneficiary Contract Continuation

In the case of a single life MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date, the contract is not in Lifetime Automatic Periodic Benefit Status and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value) the surviving spouse may choose to continue the contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code.  In this situation the following will apply:

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•     The surviving spouse will become the Annuitant;

•     The age of the surviving spouse will be used as the Owner’s age under the continued contract;

•     The MGWB will terminate and may not be continued; and

•     At the subsequent death of the new Owner/Annuitant (i.e., the surviving spouse), the Death Benefit must be distributed as required for non-spousal Beneficiaries described below, after which, the continued contract will terminate.

Because the MGWB will terminate in this situation, a surviving spouse should carefully consider the value of other benefits offered through the contract (i.e., systematic withdrawals and Annuity Plan payments) when choosing whether it is appropriate in their particular circumstances to continue the contract rather than receive the Death Benefit.

In the case of a Joint and Survivor MGWB, if the Annuitant’s death occurs before the Annuity Commencement Date and the sole primary Beneficiary is the deceased Annuitant’s “spouse” (as defined by federal law), upon Notice to Us from the surviving spouse, in lieu of receiving the Death Benefit (equal to the Accumulation Value), the surviving spouse may choose to continue the contract with the surviving spouse as the new Owner, pursuant to Section 72(s) of the Tax Code.  In this situation the following will apply:

•     The surviving spouse will become the Annuitant;

•     On the day the contract is continued, the MGWB Base will be set equal to the MGWB Base existing at the time of the deceased Annuitant’s death, reduced pro rata for any Withdrawals taken since the deceased Annuitant’s death;

•     Any Withdrawals taken in the Contract Year in which the contract is continued will be included in determining whether any Excess Withdrawals have been taken in that Contract Year as well as used in calculating any pro rata reductions of the MGWB Base;

•     On the day the contract is continued, the MAW Percentage will be set equal to the MAW Percentage existing at the time of the deceased Annuitant’s death;

•     If the Lifetime Withdrawal Phase has not yet begun, eligibility to enter the Lifetime Withdrawal Phase will be continue to be based on the deceased Annuitant’s age (as if he or she were still living); and

•     If the Lifetime Withdrawal Phase has not yet begun, the applicable MAW Percentage will continue to be based on the deceased Annuitant’s age (as if he or she were still living) and the continuing spouse’s age at the time the Lifetime Withdrawal Phase begins.

If the deceased Annuitant’s spouse does not choose to continue the contract, the Minimum Guaranteed Withdrawal Benefit will terminate and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.  If the deceased Annuitant’s spouse has attained age 90 on the date of the Annuitant’s death, the deceased Annuitant’s spouse may not choose to continue the contract and the Death Benefit will be distributed as stated below for non-spousal Beneficiaries.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary

Subject to any payment restrictions imposed by the Owner, the Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within five years of the Owner’s death.  The Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan.  If the Death Benefit is applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

•       Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and

•       Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the Beneficiary.  Subject to state law conditions and requirements, the payment may generally be made into an interest bearing retained asset account, backed by our General Account, which can be accessed by the Beneficiary through a draftbook feature.  This account is not insured or guaranteed by the FDIC or any other government entity.  The Beneficiary may access the Death Benefit proceeds at any time without penalty.  For information on required distributions under federal income tax laws, see “Required Distributions Upon Death (IRAs and Roth IRAs)” below.  Interest earned on amounts held in the interest bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest bearing accounts.  You may be able to earn a better return elsewhere.  At the time of death benefit election, the Beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service.  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

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The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy.  These payments are sometimes referred to as stretch payments.  Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy.  The first stretch payment must be made by the first anniversary of the Owner’s date of death.  Each succeeding stretch payment is required to be made by December 31st of each calendar year.  Stretch payments are subject to the same conditions and limitations as Systematic Withdrawals.  See page 24.  The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus.  You should consult a tax and/or legal adviser for advice about the effect of federal income tax laws, state laws or other tax laws affecting the contract, or any transactions involving the contract.

Death Benefit Once Annuity Payments Have Begun

There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a Roth IRA (see below).  In the event that the Annuitant dies before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made.  The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

Annuity Plans and Annuity Payments

Annuity Payments

Annuity Payments are periodic payments under an Annuity Plan made by us to you, or subject to our consent in the event the payee is not a natural person, to a payee designated by you.  Annuity Payments will be made to the Owner, unless you provide Notice to Us directing otherwise.  Any change in payee will take effect as of the date we receive Notice to Us.

Annuity Commencement Date

Annuity Payments may be elected as long as the Annuitant is then living.  You can apply the Accumulation Value to an Annuity Plan on any date following the first Contract Anniversary.  We refer to the date on which Annuity Payments commence as the Annuity Commencement Date.

The Annuity Commencement Date can be no later than the January 1st on or next following the Annuitant’s 90th birthday (which date we refer to as the “Maximum Annuity Commencement Date”), unless we agree to a later date.  If you do not select a date, the Annuity Commencement Date will be the Maximum Annuity Commencement Date.

The Annuity Plans

You may elect one of the fixed Annuity Plans described in Table 1 or Table 2 below.  In addition, you may elect another Annuity Plan we may be offering 30 days prior to the Annuity Commencement Date, the latest date by which you must provide your election.  You may change Annuity Plans at any time before the Annuity Commencement Date by providing at least 30 days prior Notice to Us.  The Annuity Plan may not be changed once Annuity Payments begin.

TABLE 1: On or Before the Maximum Annuity Commencement Date

Payments for a Period Certain

•       Annuity Payments are fixed and made in equal installments for a fixed number of years.  The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.

Payments for Life with a Period Certain

•       Annuity Payments are fixed and made for a fixed number of years and as long thereafter as the Annuitant is living.  The number of years cannot be less than 10 or more than 30, unless otherwise required by applicable law.

Life Only Payments • Annuity Payments are fixed and made for as long as the Annuitant is living.
Joint and Last Survivor Life Payments • Annuity Payments are fixed and made for as long as either of two Annuitants is living.

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TABLE 2: ONLY on the Maximum Annuity Commencement Date

Payments for Life with Surrender Right and Death Benefit

•       If your contract is a Roth IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.

•       IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your Roth IRA contract if you do not elect another Annuity Plan.

Automatic Required Minimum Distribution Option

•       If your contract is a traditional IRA contract, Annuity Payments will vary and are made for as long as the Annuitant is living.

•       IMPORTANT NOTE: This Annuity Plan is designated as the default Annuity Plan under your IRA contract if you do not elect another Annuity Plan.

Annuity Plan Comparison Chart
Table 1					Table 2
Key: ✓ = permitted ✗ = not permitted	Payments for a Period Certain	Payments for Life with a Period Certain	Life Only Payments	Joint and Last Survivor Life Payments	Payments for Life with Surrender Right and Death Benefit	Automatic Required Minimum Distribution Option
Select another Annuity Plan after the Annuity Commencement Date	✗	✗	✗	✗	✗	✓
Monthly, quarterly, annual and semi-annual Annuity Payments	✓	✓	✓	✓	✓	✓
Change the frequency of the Annuity Payments	✗	✗	✗	✗	✗	✓
Withdrawals after the Annuity Commencement Date	✗	✗	✗	✗	✗	✓
Surrender of the contract after the Annuity Commencement Date	✗	✗	✗	✗	✓	✓
Accumulation Value remains allocated to Sub-accounts	✗	✗	✗	✗	✓	✓

For Table 1 Annuity Plans, Annuity Payments are fixed and we determine the amount of such Annuity Payments on the Annuity Commencement Date as follows:

•       Accumulation Value; minus

•       Any premium tax that may apply; multiplied by

•       The applicable payment factor, which depends on:

>      The Annuity Plan;

>      The frequency of Annuity Payments;

>      The age of the Annuitant (and gender, where appropriate under applicable law); and

>      A net investment return of 1.0% is assumed (we may pay a higher rate at our discretion).

We use the Annuity 2000 Mortality Tables.  Portions of the tables relevant to each Annuity Plan are set forth in the contract for illustration purposes.  You can obtain information more specific to your contract by contacting Customer Service.  Contact information for Customer Service appears on page 1.

Under the Annuity Plan that provides for life only payments, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 16) on the Annuity Commencement Date, we will pay the greater amount of:

•       The Annuity Payments (as determined per the above calculation); and

•       The Maximum Annual Withdrawal.  See page 19.

For Table 2 Annuity Plans:

For Roth IRA contracts, Annuity Payments will vary and we determine the amount of such Annuity Payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

•       Accumulation Value; divided by

•       The life expectancy of the Annuitant, which depends on the age of the Annuitant, as determined pursuant to the Single Life Expectancy Table under Treasury Regulation Section 1.401(a)(9)-9.

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For Traditional IRA contracts, Annuity Payments will vary and we determine the amount of such periodic payments, on an annual basis beginning on the December 31 that precedes the Maximum Annuity Commencement Date (and on each December 31 thereafter), as follows:

•       Accumulation Value; plus

•       The actuarial present value of the Minimum Guaranteed Withdrawal Benefit determined pursuant to Treasury Regulation Section 1.401(a)(9)-6, Q&A 12; divided by

•       The distribution period, which depends on the age of the Annuitant determined pursuant to the Uniform Lifetime Table under Treasury Regulation Section 1.401(a)(9)-9.

Under the Table 2 Annuity Plans, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 16) on the Annuity Commencement Date, we will pay the greater amount of:

•       The Annuity Payments (as determined per the above calculation); and

•       The Maximum Annual Withdrawal (see page 19), as determined beginning with the Contract Anniversary that is the Maximum Annuity Commencement Date.

If the Accumulation Value is less than $2,000 on the Annuity Commencement Date, we will pay such amount in a single lump-sum payment.

We will make the Annuity Payments in monthly installments, unless you deliver Notice to Us directing us to pay at a different frequency.  If any day that an Annuity Payment is thereafter scheduled to be paid is not a Business Day (e.g., a weekend, or the day does not exist in the given month), such Annuity Payment will be paid on the next Business Day.  Each Annuity Payment must be at least $20.   We reserve the right to make the Annuity Payments less frequently, as necessary, to make the Annuity Payments equal to at least $20.  We may also change the $2,000 and $20 minimums for new annuity elections, if allowed by law, based upon increases reflected in the Consumer Price Index for All Urban Consumers (CPI-U) since September 1, 2012.  The MGWB terminates, once you begin to receive Annuity Payments under an Annuity Plan.

The Annuity Payments received under an Annuity Plan will not be less than the payments that would be provided from the application of the Cash Surrender Value to a single premium immediate annuity under the same annuity plan offered by us on the Annuity Commencement Date.

Upon application of the Accumulation Value to an Annuity Plan, unless you are eligible for and elect a Table 2 Annuity Plan for a Roth IRA, the contract will terminate and will cease to have any further value other than as provided under the Annuity Plan you elected.

IMPORTANT NOTE:  For contracts issued New York, Annuity Payments at the time of commencement will not be less than those that would otherwise be provided by the application of an amount to purchase any single premium immediate annuity offered by us at the time to the same class of Annuitants.  If no single premium immediate annuity is offered by us at the time Annuity Payments under the contract would otherwise commence, such Annuity Payments will not be less than those that would otherwise be provided by applying reasonable current market single premium immediate annuity rates to the same amount.

Death of the Annuitant

In the event the Annuitant dies on or after the Annuity Commencement Date, but before all Annuity Payments have been made pursuant to the applicable Annuity Plan, we will continue the Annuity Payments until all guaranteed Annuity Payments have been made.  The Annuity Payments will be paid at least as frequently (and at least as rapidly) as before the Annuitant’s death until the end of any guaranteed period certain.  We may require satisfactory Proof of Death in regard to the Annuitant before continuing the Annuity Payments.

Under the Table 2 Annuity Plans, so long as the MGWB is not in the Lifetime Automatic Periodic Benefit Status (see page 21), the Beneficiary will be entitled to the Death Benefit (see page 25) according to one of the following:

•       In a lump sum on or before the end of the calendar year in which the Annuitant’s death occurs; or

•       Periodic payments, in the same frequency and at least as rapidly as under this Annuity Plan at the time of death, equal to, on an annual basis as determined on the December 31 immediately preceding the Contract Year in which the payments will be made, the Accumulation Value divided by the remaining life expectancy of the Annuitant at the time of death (or the life expectancy of the Beneficiary at the time of the Annuitant’s death if shorter).  Life expectancy is determined pursuant to the Single Life Table under Treasury Regulation Section 1.401(a)(9)-9.

Beneficiaries should consult with a tax and/or legal adviser about how life expectancy is determined under the Treasury Regulation cited above and the impact of that determination will have on the amount of available periodic payments.

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On each December 31 following the first periodic payment of the Death Benefit (the amount of which is determined as per the above), we will recalculate the periodic payment using the remaining Accumulation Value and the life expectancy factor used in calculating the amount of the prior periodic payment reduced by one.

Other Important Information

Reports to Contract Owners

We will confirm purchase, transfer and Withdrawal transactions usually within five Business Days of processing any such transaction.  At least once a year, we will send you, without charge, a report showing the current Accumulation Value and Cash Surrender Value, as well as amounts deducted from, or added to, the Accumulation Value since the last report.  This report will show your allocation of the Accumulation Value to the Sub-account(s), as well as any other information that is required by law or regulation.  We may also send you a quarterly statement showing these same values as of the end of the calendar quarter.

In addition, we will provide you with any other reports, notices or documents that we are required by applicable law to furnish to you.  We will send these reports to you at your last known address within 60 days after the report date.

Suspension of Payments

We reserve the right to suspend or postpone the date of any payment of benefits or determination of any value (including the Accumulation Value) under the contract, beyond the seven permitted days, under any of the following circumstances:

•       On any Business Day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•       When an emergency exists as determined by the SEC; or

•       During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and tegulations of the SEC.

We have the right to delay payment for up to six months, contingent upon written approval by the insurance supervisory official in the jursidiction in which this Contract is issued. Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Deferred payments may include interest that is required by applicable state law.

Misstatement Made by Owner in Connection with Purchase of the Contract

We may require proof of the age and/or sex of the person upon whose life the MGWB, Death Benefit or Annuity Payments are determined.  If the Owner misstates the age or sex of such person, we reserve the right to adjust (either upward or downward) these payments based on the correct age or sex.  If an upward adjustment to your benefit payment is required, we will include an amount in your next benefit payment representing the past underpayments by us, with interest credited at a rate of 1.5% annually (where permitted).  If a downward adjustment to your benefit payment is required, we will make a deduction from future benefit payments until the past overpayments by us, plus interest at 1.5% annually (where permitted), has been repaid in full by you.

We reserve the right (where permitted) to void the contract and return the Cash Surrender Value in the event of any material misrepresentation made by the Owner in connection with the purchase of the contract.

Assignment

Traditional IRA and Roth IRA contracts may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose.

Contract Changes

We have the right to amend, make changes to or modify the contract if required by law, including any amendment, change or modification necessary to continue to qualify such contract as an annuity contract under applicable law.  Any such amendment, change or modification must be in writing.  An endorsement added to comply with applicable law does not require your consent but is subject to regulatory approval.  Any such amendments, changes or modifications will apply uniformly to all contracts affected.

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Right to Examine and Return the Contract

Subject to state law, you may return the contract for any reason or no reason at all within 15 days of receipt (or 30 days if the contract is a replacement contract as defined by applicable state law) and receive the Accumulation Value plus any charges we have deducted, which amount may be more or less than the Premium paid because of the investment performance of the Sub-account into which the Premium is allocated.  During the Right to Examine Period, your Premium will be allocated to the Sub-account that invests in the Voya Government Money Market Portfolio, and at the end of the Right to Examine Period your Accumulation Value will automatically be reallocated to the Sub-account that invests in the Voya Retirement Moderate Portfolio.  For contracts issued in California, if you are age 60 or older on the date the application was signed, you may direct us to allocate your Premium to the Voya Retirement Moderate Portfolio during the Right to Examine Period rather than to the Voya Government Money Market Portfolio.

If you decide to return the contract, you must deliver it to:

•       Us at Customer Service (the address is specified on page 1); or

•       To your agent/registered representative.

Non-Waiver

We may, in our discretion, elect not to exercise a right, privilege or option under the contract.  Such election will not constitute our waiver of the right to exercise such right, privilege or option at a later date, nor will it constitute a waiver of any provision of the contract.

Special Arrangements

We may reduce or waive any contract fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.  Any reduction or waiver will be applied in a non-discriminatory manner.

Administrative Procedures

We may accept a request for customer service related to the contract in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  We will process your request at the Accumulation Value as it is next determined only after you have met all administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile Withdrawal request form), even if appropriate identifying information is provided.

Other Contracts

We and our affiliates offer various other products with different features and terms than those found in the contract, which may offer the same Sub-account(s).  These products may have different benefits, fees and charges, and may or may not better match your needs.  Please consult your agent/registered representative if you are interested in learning more information about these other products.

Selling the Contract

Our affiliate, Voya Financial Partners, LLC, One Orange Way, Windsor, CT  06095 is the principal underwriter and distributor of the contract, as well as of contracts issued by our affiliate, ReliaStar Life Insurance Company of New York.  Voya Financial Partners, LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc., or FINRA.

Voya Financial Partners, LLC does not retain any commissions or compensation that we pay to it for contract sales.  Voya Financial Partners, LLC enters into selling agreements with affiliated, including Voya Financial Advisors, Inc., and unaffiliated broker/dealers to sell the contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Partners, LLC pays selling firms compensation for the promotion and sale of the contracts.  Registered representatives of the selling firms who solicit sales of the contracts typically receive a portion of the compensation paid by Voya Financial Partners, LLC to such selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by the Owners of the contract or by Variable Annuity Account B.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the contracts.

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Voya Financial Partners, LLC pays selling firms for contract sales according to one or more schedules.  This compensation is generally based on a percentage of Premium payments.  Selling firms may receive commissions of up to 0.50% of Premium.  In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of the values of contracts sold through such selling firm.  Individual representatives may receive all or a portion of the compensation paid to their selling firm, depending on such selling firm’s practices.  Commissions and annual compensation, when combined with additional compensation or reimbursement of expenses (as more fully described below), could exceed 0.50% of Premium.

Voya Financial Partners, LLC has special compensation arrangements with certain selling firms based on such firms’ aggregate or anticipated sales of the contracts or other specified criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, Voya Financial Partners, LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers.  These amounts may include:

•       Marketing/distribution allowances which may be based on the percentages of Premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the calendar year;

•       Loans or advances of commissions in anticipation of future receipt of Premiums (i.e., a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•       Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•       Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of the contract;

•       Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•       Additional cash or non-cash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contract.

The following is a list of the top 25 selling firms that, during 2019, received the most total dollars of compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked from greatest to least:

1.	Morgan Stanley Smith Barney LLC	14.	Woodbury Financial Services, Inc.
2.	LPL Financial LLC	15.	American Portfolios Financial Services, Inc.
3.	Northwestern Mutual Investment Services, Inc.	16.	Securities America, Inc.
4.	Kestra Investment Services, LLC	17.	RBC Capital Markets, LLC
5.	Voya Financial Advisors, Inc.	18.	Primerica Financial Services, Inc.
6.	Lincoln Investment Planning, Inc.	19.	Cetera Advisors LLC
7.	Ameriprise Financial Services, Inc.	20.	MMA Securities LLC
8.	Park Avenue Securities, LLC	21.	SagePoint Financial, Inc.
9.	Royal Alliance Associates, Inc.	22.	Cetera Investment Services LLC
10.	Regulus Advisors, LLC	23.	Purshe Kaplan Sterling Investments, Inc.
11.	Lincoln Financial Advisors Corporation	24.	M Holdings Securities, Inc.
12.	NYLIFE Securities LLC	25.	Ameritas Investment Corp.
13.	Cetera Advisor Networks LLC

Voya Financial Partners, LLC may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of Premiums and/or a percentage of Accumulation Value. Voya Financial Partners, LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide such selling firm or registered representative a financial incentive to promote our products, such as the contract, over those of another company, and may also provide a financial incentive to promote one of our contracts over another, such as the contract.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator.  We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.  There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

State Regulation

We are regulated by the Insurance Department of the State of Connecticut.  We are also subject to the insurance laws and regulations of all jurisdictions in which we do business.  The contract offered by this prospectus has been approved where required by such jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to allow regulators to assess our solvency and compliance with state insurance laws and regulations.

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Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the Separate Account.

Litigation.  Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Federal Tax Considerations

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes.  This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain.  You should keep the following in mind when reading this section:

•       Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held, or paid out, under the contract;

•       Tax laws change.  It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•       This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes, taxes of any foreign jurisdiction or any other tax provisions;

•       We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•       No assurance can be given that the Internal Revenue Service, or IRS, would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice.  No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary.  You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other taxes affecting the contract or any transactions involving the contract.

Qualified Contracts

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs to special favorable income tax treatment under Section 408A or 408A of the Tax Code.  Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

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Taxation of Qualified Contracts

Temporary Rules Under the CARES Act

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provisions, the CARES Act includes temporary relief from certain of the Tax Code rules described below. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan with which the contract is used; (2) whether your plan implements a particular type of relief; (3) your specific circumstances; and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.

Required Minimum Distributions. The CARES Act waives the requirement to take minimum distributions from defined contribution plans in 2020. The waiver applies to any minimum distribution due from such an arrangement in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020.

The relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death five-year rule described below under “Required Distributions Upon Death (IRAs and Roth IRAs)” applies, the five-year period is determined without regard to calendar year 2020. It is unclear whether this special exception extends to the ten-year period also described below under that same heading.

Distributions. The CARES Act provides relief for coronavirus-related distributions made from certain qualified plans to a “qualified individual” (defined below). The relief:

•       Permits in-service distributions, even if such amounts are not otherwise distributable from the plan under Tax Code sections 401(k), 403(b), or 457;

•       Provides an exception to the 10% Additional Tax under Tax Code section 72(t);

•       Exempts the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;

•       Permits the employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless the taxpayer elects out; and

•       Permits recontribution of the distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Tax Code section 402(c)(8)(B), i.e., a 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

Individuals Eligible for Withdrawal and Loan Relief. Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

•       The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (“COVID-19”) by a test approved by the Centers for Disease Control and Prevention;

•       The individual’s spouse or dependent is diagnosed with such virus or disease; or

•       The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

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Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within 2 years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•       Contributions in excess of specified limits;

•       Distributions before age 59½ (subject to certain exceptions);

•       Distributions that do not confirm to specified commencement and minimum distribution rules; and

•       Other specified circumstances.

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Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation.  The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code.  We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Traditional and Roth IRAs.  You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year.  For 2020, the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation.  If you are age 50 or older, you can make an additional catch-up contribution of $1,000.  Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year.  For 2020, the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation.  If you are age 50 or older, you can make an additional catch up contribution of $1,000.  The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs).  Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status.  Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the contract.  A distribution is any amount taken from your contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds.  If a portion of a distribution is taxable, the distribution will be reported to the IRS.

IRAs.  All distributions from an IRA are taxed as received unless either one of the following is true:

•       The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•       You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to the rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with an IRA. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

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Exceptions to the 10% additional tax may apply if:

•       You have attained age 59½;

•       You have become disabled, as defined in the Tax Code;

•       You have died and the distribution is to the Beneficiary;

  The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
  The distribution is paid directly to the government in accordance with an IRS levy;
  The distribution is a qualified reservist distribution as defined under the Tax Code;
  The distribution is a qualified birth or adoption distribution;
  The distribution is eligible for penalty relief extended to victims of certain natural disasters; or
  You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);

•       The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

•       The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•       The distributions are not more than your qualified higher education expenses;

•       You use the distribution to buy, build or rebuild a first home;

•       You have separated from service with the plan sponsor at or after age 55;

•       You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•       You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or

•        The withdrawal amount is paid to an alternate payee under a Qualified Domestic relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth IRA. A partial or full distribution of premium payments to a Roth IRA account and earnings credited on those premium payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•       The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•       The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Lifetime Required Minimum Distributions (IRAs and Roth IRAs)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code.  These rules may dictate the following:

•       The start date for distributions;

•       The time period in which all amounts in your contract(s) must be distributed; and

•       Distribution amounts.

Start Date.  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949).

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Time Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•       Over your life or the joint lives of you and your designated Beneficiary; or

•       Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts.  The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax.  If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs.  Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (IRAs and Roth IRAs)

Upon your death, any remaining interest in a IRA or Roth IRA plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

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More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the contract are generally subject to withholding.  Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax position.

IRAs and Roth IRAs.  Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions.  Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-resident Aliens.  If you or your designated Beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the county of domicile and tax treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs.  The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in such a contract to persons other than your spouse incident to a divorce.  Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a contract occurs under a minimum guaranteed withdrawal benefit rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the contract at that time.

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Investment in the contract is generally equal to the amount of all contributions to the contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB provision could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.  Please consult your tax and/or legal adviser about the tax consequences of living benefits.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to make distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract.  Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretations thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by such means.  It is also possible that any such change could be retroactive (i.e., effective before the date of the change).  You should consult a tax and/or legal adviser with respect to legislative developments and their potential effect on the contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code.  The Separate Account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the contracts.  Because of this, under existing federal tax law, we believe that any such income and gains will not be taxed.  Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes.  However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account.  In this case, we may impose a charge against a Separate Account (with respect to some or all of the contracts) to set aside provisions to pay any such taxes.  We may deduct this amount from the Separate Account, including from your contract value invested in the Sub-accounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits through to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

41

Appendix 1

Option Data Table (applicable only if Joint and Survivor MGWB has been elected).  If a Joint and Survivor MGWB is elected, when the MAW is requested the MAW shall be actuarially adjusted based on the Annuitant’s and the Annuitant’s spouse’s ages on the date of the request, following the adjustment for Early Lifetime Withdrawal Commencement or Deferred Lifetime Withdrawal Commencement, if applicable, using the following Joint and Survivor Equivalency Factors:

Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
20	58%	57%	55%	54%	52%	51%	49%	48%	46%	44%	43%	41%	40%
21	58%	57%	55%	54%	52%	51%	49%	48%	46%	45%	43%	42%	40%
22	59%	57%	56%	54%	53%	51%	50%	48%	47%	45%	43%	42%	40%
23	59%	58%	56%	55%	53%	51%	50%	48%	47%	45%	44%	42%	41%
24	59%	58%	56%	55%	53%	52%	50%	49%	47%	45%	44%	42%	41%
25	60%	58%	57%	55%	54%	52%	51%	49%	47%	46%	44%	43%	41%
26	60%	59%	57%	56%	54%	52%	51%	49%	48%	46%	44%	43%	41%
27	61%	59%	58%	56%	54%	53%	51%	50%	48%	46%	45%	43%	42%
28	61%	59%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%	42%
29	61%	60%	58%	57%	55%	54%	52%	50%	49%	47%	45%	44%	42%
30	62%	60%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%	43%
31	62%	61%	59%	58%	56%	54%	53%	51%	49%	48%	46%	44%	43%
32	63%	61%	60%	58%	56%	55%	53%	52%	50%	48%	47%	45%	43%
33	63%	62%	60%	59%	57%	55%	54%	52%	50%	49%	47%	45%	44%
34	64%	62%	61%	59%	57%	56%	54%	52%	51%	49%	47%	46%	44%
35	64%	63%	61%	60%	58%	56%	55%	53%	51%	49%	48%	46%	44%
36	65%	63%	62%	60%	58%	57%	55%	53%	52%	50%	48%	46%	45%
37	65%	64%	62%	61%	59%	57%	56%	54%	52%	50%	49%	47%	45%
38	66%	64%	63%	61%	59%	58%	56%	54%	53%	51%	49%	47%	46%
39	67%	65%	63%	62%	60%	58%	57%	55%	53%	51%	50%	48%	46%
40	67%	66%	64%	62%	61%	59%	57%	55%	54%	52%	50%	48%	47%
41	68%	66%	65%	63%	61%	60%	58%	56%	54%	52%	51%	49%	47%
42	69%	67%	65%	64%	62%	60%	58%	57%	55%	53%	51%	49%	48%
43	69%	68%	66%	64%	63%	61%	59%	57%	55%	54%	52%	50%	48%
44	70%	68%	67%	65%	63%	62%	60%	58%	56%	54%	52%	51%	49%
45	71%	69%	67%	66%	64%	62%	60%	59%	57%	55%	53%	51%	49%
46	71%	70%	68%	66%	65%	63%	61%	59%	57%	56%	54%	52%	50%
47	72%	71%	69%	67%	65%	64%	62%	60%	58%	56%	54%	53%	51%
48	73%	71%	70%	68%	66%	64%	63%	61%	59%	57%	55%	53%	51%
49	74%	72%	71%	69%	67%	65%	63%	62%	60%	58%	56%	54%	52%
50	75%	73%	71%	70%	68%	66%	64%	62%	61%	59%	57%	55%	53%
51	75%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	56%	54%
52	76%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%	54%
53	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%	55%
54	78%	77%	75%	73%	71%	70%	68%	66%	64%	62%	60%	58%	56%
55	79%	77%	76%	74%	72%	71%	69%	67%	65%	63%	61%	59%	57%
56	80%	78%	77%	75%	73%	72%	70%	68%	66%	64%	62%	60%	58%
57	81%	79%	78%	76%	74%	73%	71%	69%	67%	65%	63%	61%	59%
58	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%	64%	62%	60%
59	83%	81%	80%	78%	76%	75%	73%	71%	69%	67%	65%	63%	61%
60	83%	82%	81%	79%	77%	76%	74%	72%	70%	68%	66%	64%	62%

42

Appendix 1 (continued) Annuity 2000 Basic Mortality / 3% Interest Joint and Survivor Equivalency Factors (continued)
							Annuitant’s Age
Spouse’s
Age	62	63	64	65	66	67	68	69	70	71	72	73	74
61	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%	65%	63%
62	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%	66%	64%
63	86%	85%	83%	82%	80%	79%	77%	75%	74%	72%	70%	68%	66%
64	87%	86%	84%	83%	82%	80%	78%	77%	75%	73%	71%	69%	67%
65	88%	87%	85%	84%	83%	81%	79%	78%	76%	74%	72%	70%	68%
66	89%	87%	86%	85%	84%	82%	81%	79%	77%	75%	73%	71%	69%
67	89%	88%	87%	86%	85%	83%	82%	80%	78%	76%	75%	73%	71%
68	90%	89%	88%	87%	86%	84%	83%	81%	79%	78%	76%	74%	72%
69	91%	90%	89%	88%	87%	85%	84%	82%	81%	79%	77%	75%	73%
70	92%	91%	90%	89%	87%	86%	85%	83%	82%	80%	78%	77%	75%
71	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	80%	78%	76%
72	93%	92%	91%	90%	89%	88%	87%	86%	84%	83%	81%	79%	77%
73	93%	93%	92%	91%	90%	89%	88%	87%	85%	84%	82%	80%	79%
74	94%	93%	93%	92%	91%	90%	89%	88%	86%	85%	83%	82%	80%
75	95%	94%	93%	92%	92%	91%	90%	89%	87%	86%	85%	83%	81%
76	95%	95%	94%	93%	92%	91%	91%	89%	88%	87%	86%	84%	83%
77	96%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%	84%
78	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	87%	85%
79	96%	96%	95%	95%	94%	94%	93%	92%	91%	90%	89%	88%	86%
80	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	89%	87%
81	97%	97%	96%	96%	95%	95%	94%	93%	93%	92%	91%	90%	88%
82	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	92%	91%	89%
83	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%	90%
84	98%	98%	97%	97%	97%	96%	96%	95%	95%	94%	93%	92%	91%
85	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%	92%
86	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%	93%
87	99%	98%	98%	98%	98%	97%	97%	97%	96%	96%	95%	94%	94%
88	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	96%	95%	94%
89	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%	95%
90	99%	99%	99%	99%	98%	98%	98%	98%	97%	97%	96%	96%	95%

For ages not shown, appropriate factors will be provided.

Example:

Assume that the Annuitant is age 64 when she elects to begin receiving MAW payments and that at age 65 she would be eligible to receive single life MAW payments equal to $12,000 annually.  Also assume she elects a Joint and Survivor MGWB and her spouse is age 66.  Using these assumptions, after adjustment of the single life MAW amount at age 65 for Early Lifetime Withdrawal Commencement (see page 19) and application of the above Joint and Survivor Equivalency Factors, the Annuitant and her spouse will be entitled to MAW payments each year in the amount of $9,804.  ($12,000 * 0.95 (the percentage reduction for Early Lifetime Withdrawal Commencement at age 64) = $11,400; $11,400 * 0.86 (the applicable Joint and Survivor Equivalency Factor for an Annuitant age 64 and a spouse age 66) = $9,804.)

As shown in this example, when making adjustments to the MAW, the MAW amount is first determined at the Annuitant’s age 65, that amount is then adjusted for Early or Deferred Lifetime Withdrawal Commencement, and then there is a subsequent adjustment using the Equivalency Factors above if a Joint and Survivor MGWB is elected.

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Statement of Additional Information

       Item

•       General Information and History

•       Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

•       Offering and Purchase of Contracts

•       Accumulation Unit Value

•       Sales Material and Advertising

•       Experts

•       Financial Statements of the Separate Account (Variable Annuity Account B) of Voya Retirement Insurance and Annuity Company

•       Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company

Please tear off, complete and return the form below to request, free of charge, a Statement of Additional Information for the contract offered under this prospectus.  Send the completed form to Customer Service at P.O. Box 990063, Hartford, CT 06199-0063.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, VOYA express RETIREMENT VARIABLE ANNUITY (333-167182).

Please Print or Type:

_________________________________________________

Name

_________________________________________________

Street Address

_________________________________________________

City, State, Zip

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PART B

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Voya express Retirement Variable Annuity

Statement of Additional Information

Dated

May 1, 2020

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2020.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits.   All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.  From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company.  However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the Contract.  (See “Fees and Expenses” in the prospectus).

The assets of the Separate Account are held by the Company.  The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B  is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the Contract may be allocated to one or more of the Sub-accounts. Each Sub-account invests in the shares of only one of the Funds offered under the Contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts, or under all plans.

A complete description of each Fund, including its investment objective, policies, risks and fees and expenses, is contained in the Fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “The Annuity Contract” and “Contract Purchase Requirements.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2019, 2018 and 2017 amounted to $1,418,871.42, $796,762.50 and $1,590,260.90, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

2

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the fees and expenses for the Contract and are for illustration purposes only.  For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

3

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the sub-accounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the sub-account being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life sub-accounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2019, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

4

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2019
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2019

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.

April 10, 2020

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets

Calvert VP SRI Balanced Portfolio	For the year ended	For each of the two years
Federated Fund for U.S. Government Securities II - Primary Shares	December 31, 2019	in the period ended
December 31, 2019
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Volatility Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
PIMCO Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Growth and Income Portfolio - Class A

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts
	Statements of Operations	Statement of changes in Net Assets
Voya Growth and Income Portfolio - Class I	For the year ended	For each of the two years
Voya Index Plus LargeCap Portfolio - Class I	December 31, 2019	in the period ended
December 31, 2019
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service
Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional
Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statements of Operations	Statements of Changes in
Net Assets
VY® Clarion Real Estate Portfolio - Service Class	For the year ended	For each of the two years
VY® Columbia Contrarian Core Portfolio - Service Class	December 31, 2019	in the period ended
December 31, 2019
VY® Columbia Small Cap Value II Portfolio - Service Class
Voya Balanced Income Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional
Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial
Class
Wanger International
Wanger Select
Wanger USA
Voya High Yield Portfolio - Institutional Class	For the period from May 22, 2019 (commencement of
operations) through December 31, 2019
Voya Solution 2055 Portfolio - Service Class	For the period from December 16, 2019
(commencement of operations) through December 31,
2019

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Invesco			Invesco
	Oppenheimer		Invesco	Oppenheimer
	V.I. Discovery	Invesco	Oppenheimer	V.I. Main	Invesco V.I.
	Mid Cap	Oppenheimer	V.I. Main	Street Small	American
	Growth Fund -	V.I. Global	Street Fund -	Cap Fund -	Franchise
	Series I	Fund - Series I	Series I	Series I	Fund - Series I
Assets
Investments in mutual funds
at fair value	$ 137	$ 7	$ 264	$ 483	$ 913
Total assets	137	7	264	483	913
Net assets	$ 137	$ 7	$ 264	$ 483	$ 913

Net assets
Accumulation units	$ —	$ 7	$ —	$ 483	$ 845
Contracts in payout (annuitization)	137	—	264	—	68
Total net assets	$ 137	$ 7	$ 264	$ 483	$ 913

Total number of mutual fund shares	1,640	161	8,955	20,725	13,601

Cost of mutual fund shares	$ 126	$ 6	$ 249	$ 500	$ 891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
 Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Invesco V.I.		Growth-		Calvert VP SRI
	Core Equity	Growth Fund -	Income Fund -	International	Balanced
	Fund - Series I	Class 2	Class 2	Fund - Class 2	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,369	$ 1,287	$ 540	$ 290	$ 2,426
Total assets	1,369	1,287	540	290	2,426
Net assets	$ 1,369	$ 1,287	$ 540	$ 290	$ 2,426

Net assets
Accumulation units	$ 1,113	$ 1,287	$ 540	$ 290	$ 2,426
Contracts in payout (annuitization)	256	—	—	—	—
Total net assets	$ 1,369	$ 1,287	$ 540	$ 290	$ 2,426

Total number of mutual fund shares	39,177	15,978	10,777	13,968	1,059,356

Cost of mutual fund shares	$ 1,326	$ 1,214	$ 525	$ 282	$ 2,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Federated	Federated	Federated	Federated	Federated
	Fund for U.S.	Government	High Income	Kaufmann	Managed
	Government	Money Fund	Bond Fund II -	Fund II -	Volatility Fund
	Securities II -	II - Service	Primary	Primary	II - Primary
	Primary Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 131	$ 378	$ 1,533	$ 1,235	$ 2,806
Total assets	131	378	1,533	1,235	2,806
Net assets	$ 131	$ 378	$ 1,533	$ 1,235	$ 2,806

Net assets
Accumulation units	$ 131	$ 373	$ 1,504	$ 1,235	$ 2,756
Contracts in payout (annuitization)	—	5	29	—	50
Total net assets	$ 131	$ 378	$ 1,533	$ 1,235	$ 2,806

Total number of mutual fund shares	12,079	378,134	234,750	54,585	248,290

Cost of mutual fund shares	$ 131	$ 378	$ 1,522	$ 953	$ 2,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Equity-Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424
Total assets	34,638	18,361	399	9,846	19,424
Net assets	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424

Net assets
Accumulation units	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424

Total number of mutual fund shares	931,880	57,317	30,322	414,208	245,594

Cost of mutual fund shares	$ 30,488	$ 10,139	$ 378	$ 8,830	$ 15,771

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Janus
				Henderson	Lord Abbett
	Fidelity® VIP	Fidelity® VIP		Balanced	Series Fund
	High Income	Overseas	Franklin Small	Portfolio -	Mid Cap Stock
	Portfolio -	Portfolio -	Cap Value VIP	Institutional	Portfolio -
	Initial Class	Initial Class	Fund - Class 2	Shares	Class VC
Assets
Investments in mutual funds
at fair value	$ 141	$ 3,284	$ 2,020	$ 12	$ 1,261
Total assets	141	3,284	2,020	12	1,261
Net assets	$ 141	$ 3,284	$ 2,020	$ 12	$ 1,261

Net assets
Accumulation units	$ —	$ 3,284	$ 2,020	$ 12	$ 1,261
Contracts in payout (annuitization)	141	—	—	—	—
Total net assets	$ 141	$ 3,284	$ 2,020	$ 12	$ 1,261

Total number of mutual fund shares	25,918	141,996	134,196	314	53,112

Cost of mutual fund shares	$ 143	$ 2,928	$ 2,228	$ 9	$ 1,266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

PIMCO VIT
	Real Return	Pioneer High	Voya	Voya	Voya Balanced
	Portfolio -	Yield VCT	Balanced	Intermediate	Income
	Administrative	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Class	Class I	Class I	Class I	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,879	$ 708	$ 46,097	$ 69,710	$ 4,731
Total assets	1,879	708	46,097	69,710	4,731
Net assets	$ 1,879	$ 708	$ 46,097	$ 69,710	$ 4,731

Net assets
Accumulation units	$ 1,879	$ 708	$ 28,051	$ 63,872	$ 4,731
Contracts in payout (annuitization)	—	—	18,046	5,838	—
Total net assets	$ 1,879	$ 708	$ 46,097	$ 69,710	$ 4,731

Total number of mutual fund shares	148,638	73,956	2,934,222	5,329,546	425,094

Cost of mutual fund shares	$ 1,861	$ 689	$ 39,468	$ 68,504	$ 4,717

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

				Voya Large	Voya Large
	Voya Global	Voya Global	Voya High Yield	Cap Growth	Cap Value
	Perspectives® Perspectives®		Portfolio -	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class A	Class I	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 127	$ 414	$ 14,928	$ 126,506	$ 6,991
Total assets	127	414	14,928	126,506	6,991
Net assets	$ 127	$ 414	$ 14,928	$ 126,506	$ 6,991

Net assets
Accumulation units	$ 127	$ 414	$ 13,684	$ 120,726	$ 6,991
Contracts in payout (annuitization)	—	—	1,244	5,780	—
Total net assets	$ 127	$ 414	$ 14,928	$ 126,506	$ 6,991

Total number of mutual fund shares	11,393	36,746	1,501,850	6,379,535	572,136

Cost of mutual fund shares	$ 121	$ 415	$ 14,727	$ 119,311	$ 6,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Voya
		Voya		Retirement	Voya
	Voya Large	Retirement		Moderate	Retirement
	Cap Value	Conservative	Voya Retirement	Growth	Moderate
	Portfolio -	Portfolio -	Growth Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407
Total assets	2,167	3,541	2,354	3,891	3,407
Net assets	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407

Net assets
Accumulation units	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407

Total number of mutual fund shares	179,944	380,359	181,073	321,581	294,978

Cost of mutual fund shares	$ 2,102	$ 3,423	$ 2,334	$ 4,009	$ 3,449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

VY®
		BlackRock	VY®
		Inflation	BlackRock	VY® Clarion	VY® Clarion
	Voya U.S.	Protected Bond	Inflation	Global Real	Global Real
	Stock Index	Portfolio -	Protected Bond	Estate Portfolio -	Estate
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 758	$ 161	$ 1,758	$ 1,868	$ 587
Total assets	758	161	1,758	1,868	587
Net assets	$ 758	$ 161	$ 1,758	$ 1,868	$ 587

Net assets
Accumulation units	$ 758	$ 161	$ 1,758	$ 1,868	$ 587
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 758	$ 161	$ 1,758	$ 1,868	$ 587

Total number of mutual fund shares	45,067	16,417	181,038	142,464	45,038

Cost of mutual fund shares	$ 748	$ 158	$ 1,725	$ 1,718	$ 552

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

VY®
JPMorgan
			Emerging	VY®	VY®
		VY® Invesco	Markets	JPMorgan	JPMorgan
	VY® Clarion	Growth and	Equity	Emerging	Small Cap
	Real Estate	Income	Portfolio -	Markets Equity	Core Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081
Total assets	3,223	1,069	1,764	10,328	2,081
Net assets	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081

Net assets
Accumulation units	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081

Total number of mutual fund shares	84,115	45,990	79,379	468,171	130,461

Cost of mutual fund shares	$ 3,048	$ 1,178	$ 1,476	$ 8,450	$ 2,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	Voya
	Price Capital	Price Equity	Price	Government
	Appreciation	Income	International	Money Market
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -	Voya Global Bond Portfolio -
	Service Class	Service Class	Service Class	Class I	Initial Class
Assets
Investments in mutual funds
at fair value	$ 48,711	$ 3,510	$ 2,629	$ 31,539	$ 13,381
Total assets	48,711	3,510	2,629	31,539	13,381
Net assets	$ 48,711	$ 3,510	$ 2,629	$ 31,539	$ 13,381

Net assets
Accumulation units	$ 48,711	$ 3,510	$ 2,629	$ 30,604	$ 12,174
Contracts in payout (annuitization)	—	—	—	935	1,207
Total net assets	$ 48,711	$ 3,510	$ 2,629	$ 31,539	$ 13,381

Total number of mutual fund shares	1,655,725	340,488	161,466	31,538,609	1,235,527

Cost of mutual fund shares	$ 44,699	$ 4,122	$ 2,265	$ 31,539	$ 13,420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Voya
International
	Voya Global	High Dividend
	Bond	Low Volatility	Voya Solution	Voya Solution	Voya Solution
	Portfolio -	Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21	$ 8,824	$ 6,665	$ 10,889	$ 7,750
Total assets	21	8,824	6,665	10,889	7,750
Net assets	$ 21	$ 8,824	$ 6,665	$ 10,889	$ 7,750

Net assets
Accumulation units	$ —	$ 8,270	$ 6,665	$ 10,889	$ 7,750
Contracts in payout (annuitization)	21	554	—	—	—
Total net assets	$ 21	$ 8,824	$ 6,665	$ 10,889	$ 7,750

Total number of mutual fund shares	1,913	767,945	576,016	920,471	664,690

Cost of mutual fund shares	$ 21	$ 8,844	$ 6,545	$ 10,815	$ 7,654

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

		Voya	Voya Solution	VY® American
		Solution	Moderately	Century Small-	VY® Baron
	Voya Solution	Income	Aggressive	Mid Cap Value	Growth
	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474
Total assets	22	2,300	259	2,977	4,474
Net assets	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474

Net assets
Accumulation units	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474

Total number of mutual fund shares	1,540	192,491	20,472	252,503	206,671

Cost of mutual fund shares	$ 22	$ 2,198	$ 257	$ 3,113	$ 5,366

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

		VY® Columbia		VY® Invesco	VY® Invesco
	VY® Columbia	Small Cap	VY® Invesco	Equity and	Oppenheimer
	Contrarian	Value II	Comstock	Income	Global
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 833	$ 401	$ 781	$ 51,562	$ 62,759
Total assets	833	401	781	51,562	62,759
Net assets	$ 833	$ 401	$ 781	$ 51,562	$ 62,759

Net assets
Accumulation units	$ 833	$ 401	$ 781	$ 51,562	$ 60,323
Contracts in payout (annuitization)	—	—	—	—	2,436
Total net assets	$ 833	$ 401	$ 781	$ 51,562	$ 62,759

Total number of mutual fund shares	48,487	25,715	45,468	1,169,747	3,225,040

Cost of mutual fund shares	$ 930	$ 466	$ 791	$ 53,348	$ 52,689

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I

					Voya Strategic Allocation Growth Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$ 3,113	$ 44,662	$ 19,649	$ 3,962	$ 6,729
Total assets	3,113	44,662	19,649	3,962	6,729
Net assets	$ 3,113	$ 44,662	$ 19,649	$ 3,962	$ 6,729

Net assets
Accumulation units	$ 3,113	$ 44,662	$ 17,089	$ 2,912	5,811
Contracts in payout (annuitization)	—	—	2,560	1,050	918
Total net assets	$ 3,113	$ 44,662	$ 19,649	$ 3,962	$ 6,729

Total number of mutual fund shares	177,810	3,572,965	241,303	304,320	430,779

Cost of mutual fund shares	$ 3,380	$ 38,593	$ 20,807	$ 3,839	$ 5,752

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Voya Emerging Markets Index Portfolio - Class I
	Voya Strategic Allocation Moderate Portfolio - Class I				Voya Euro STOXX 50® Index Portfolio - Class I

		Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$ 7,558	$ 1,573	$ 213,518	$ 492	$ 50
Total assets	7,558	1,573	213,518	492	50
Net assets	$ 7,558	$ 1,573	$ 213,518	$ 492	$ 50

Net assets
Accumulation units	$ 6,076	$ —	$ 156,678	$ 492	$ 50
Contracts in payout (annuitization)	1,482	1,573	56,840	—	—
Total net assets	$ 7,558	$ 1,573	$ 213,518	$ 492	$ 50

Total number of mutual fund shares	516,938	56,321	7,507,655	40,215	4,851

Cost of mutual fund shares	$ 6,403	$ 1,518	$ 212,623	$ 458	$ 45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Voya Global	Voya Global	Voya Index	Voya Index	Voya Index
	Equity	Equity	Plus LargeCap Plus MidCap Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 1,792	$ 1,195	$ 69,720	$ 6,080	$ 3,488
Total assets	1,792	1,195	69,720	6,080	3,488
Net assets	$ 1,792	$ 1,195	$ 69,720	$ 6,080	$ 3,488

Net assets
Accumulation units	$ 1,792	$ 1,195	$ 52,566	$ 6,080	$ 3,488
Contracts in payout (annuitization)	—	—	17,154	—	—
Total net assets	$ 1,792	$ 1,195	$ 69,720	$ 6,080	$ 3,488

Total number of mutual fund shares	165,580	109,963	2,423,373	311,792	166,829

Cost of mutual fund shares	$ 1,628	$ 1,066	$ 53,814	$ 6,393	$ 3,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

			Voya	Voya	Voya
			Russell™	Russell™	Russell™
	Voya	Voya	Large Cap	Large Cap	Large Cap
	International	International	Growth Index	Index	Value Index
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 10,915	$ 49	$ 53,690	$ 19,548	$ 35,144
Total assets	10,915	49	53,690	19,548	35,144
Net assets	$ 10,915	$ 49	$ 53,690	$ 19,548	$ 35,144

Net assets
Accumulation units	$ 9,680	$ 49	$ 50,841	$ 16,528	$ 35,144
Contracts in payout (annuitization)	1,235	—	2,849	3,020	—
Total net assets	$ 10,915	$ 49	$ 53,690	$ 19,548	$ 35,144

Total number of mutual fund shares	1,028,741	4,608	1,249,778	784,432	1,448,632

Cost of mutual fund shares	$ 10,034	$ 42	$ 39,149	$ 13,155	$ 28,859

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Voya	Voya		Voya
	Russell™	Russell™ Mid	Voya	Russell™
	Large Cap	Cap Growth	Russell™ Mid	Small Cap
	Value Index	Index	Cap Index	Index	Voya Small
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Company
	Class S	Class S	Class I	Class I	Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 19,045
Total assets	1,060	2,122	2,077	4,261	19,045
Net assets	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 19,045

Net assets
Accumulation units	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 15,510
Contracts in payout (annuitization)	—	—	—	—	3,535
Total net assets	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 19,045

Total number of mutual fund shares	44,018	59,167	152,184	297,957	1,117,644

Cost of mutual fund shares	$ 862	$ 2,070	$ 2,160	$ 4,192	$ 21,649

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio -	Voya MIdCap Opportunities Portfolio -	Voya MidCap Opportunities Portfolio -	Voya SmallCap Opportunities Portfolio -	Voya SmallCap Opportunities Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,515	$ 17,032	$ 3,010	$ 2,417	$ 2,265
Total assets	1,515	17,032	3,010	2,417	2,265
Net assets	$ 1,515	$ 17,032	$ 3,010	$ 2,417	$ 2,265

Net assets
Accumulation units	$ 1,515	$ 15,353	$ 3,010	$ 2,417	$ 2,265
Contracts in payout (annuitization)	—	1,679	—	—	—
Total net assets	$ 1,515	$ 17,032	$ 3,010	$ 2,417	$ 2,265

Total number of mutual fund shares	138,953	1,223,580	232,822	106,767	109,567

Cost of mutual fund shares	$ 1,469	$ 16,342	$ 2,902	$ 2,669	$ 2,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Wanger
	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 1,839	$ 1,846	$ 2,210
Total assets	1,839	1,846	2,210
Net assets	$ 1,839	$ 1,846	$ 2,210

Net assets
Accumulation units	$ 1,839	$ 1,846	$ 2,210
Contracts in payout (annuitization)	—	—	—
Total net assets	$ 1,839	$ 1,846	$ 2,210

Total number of mutual fund shares	70,714	100,907	99,291

Cost of mutual fund shares	$ 1,849	$ 1,839	$ 2,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Invesco			Invesco
	Oppenheimer		Invesco	Oppenheimer
	V.I. Discovery	Invesco	Oppenheimer	V.I. Main	Invesco V.I.
	Mid Cap	Oppenheimer	V.I. Main	Street Small	American
	Growth Fund -	V.I. Global	Street Fund -	Cap Fund -	Franchise
	Series I	Fund - Series I	Series I	Series I	Fund - Series I
Net investment income (loss)
Investment Income:
Dividends	$ —	$ —	$ 3	$ 1	$ —
Expenses:

Mortality and expense risk charges	1	—	3	4	7
Total expenses	1	—	3	4	7
Net investment income (loss)	(1)	—	—	(3)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	11	2	(1)
Capital gains distributions	16	1	40	53	117
Total realized gain (loss) on investments
and capital gains distributions	17	1	51	55	116
Net unrealized appreciation
(depreciation) of investments	24	1	15	66	136
Net realized and unrealized gain (loss)
on investments	41	2	66	121	252
Net increase (decrease) in net assets
resulting from operations	$ 40	$ 2	$ 66	$ 118	$ 245

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I		Growth-		Calvert VP
		Growth Fund - Class 2	Income Fund -	International	SRI Balanced
			Class 2	Fund - Class 2	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 13	$ 9	$ 8	$ 4	$ 35
Expenses:

Mortality and expense risk charges	11	4	—	—	21
Total expenses	11	4	—	—	21
Net investment income (loss)	2	5	8	4	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	20	5	1	22
Capital gains distributions	152	111	47	6	80
Total realized gain (loss) on investments
and capital gains distributions	177	131	52	7	102
Net unrealized appreciation
(depreciation) of investments	133	169	47	36	333
Net realized and unrealized gain (loss)
on investments	310	300	99	43	435
Net increase (decrease) in net assets
resulting from operations	$ 312	$ 305	$ 107	$ 47	$ 449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares			Federated Managed Volatility Fund II - Primary Shares

			Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares

Net investment income (loss)
Investment Income:
Dividends	$ 4	$ 6	$ 96 $	— $	57
Expenses:

Mortality and expense risk charges	2	5	20	17	38
Total expenses	2	5	20	17	38
Net investment income (loss)	2	1	76	(17)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(22)	15	30
Capital gains distributions	—	—	—	106	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	(22)	121	30
Net unrealized appreciation
(depreciation) of investments	5	—	135	211	413
Net realized and unrealized gain (loss)
on investments	5	—	113	332	443
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 1	$ 189 $	315 $	462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Equity-Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 151	$ 339	$ 11	$ 185	$ 46
Expenses:

Mortality and expense risk charges	269	246	6	89	153
Total expenses	269	246	6	89	153
Net investment income (loss)	(118)	93	5	96	(107)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,446	2,586	1	(15)	603
Capital gains distributions	3,752	264	—	586	1,056
Total realized gain (loss) on investments
and capital gains distributions	5,198	2,850	1	571	1,659
Net unrealized appreciation
(depreciation) of investments	3,607	1,646	25	1,441	3,357
Net realized and unrealized gain (loss)
on investments	8,805	4,496	26	2,012	5,016
Net increase (decrease) in net assets
resulting from operations	$ 8,687	$ 4,589	$ 31	$ 2,108	$ 4,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

				Janus
				Henderson
	Fidelity® VIP	Fidelity® VIP	Franklin	Balanced	Lord Abbett Series
	High Income	Overseas	Small Cap	Portfolio -	Fund Mid Cap
	Portfolio -	Portfolio -	Value VIP	Institutional	Stock Portfolio -
	Initial Class	Initial Class	Fund - Class 2	Shares	Class VC
Net investment income (loss)
Investment Income:
Dividends	$ 7	$ 52	$ 19	$ —	$ 11
Expenses:

Mortality and expense risk charges	2	26	14	—	11
Total expenses	2	26	14	—	11
Net investment income (loss)	5	26	5	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	38	(61)	—	38
Capital gains distributions	—	109	310	—	21
Total realized gain (loss) on investments
and capital gains distributions	(1)	147	249	—	59
Net unrealized appreciation
(depreciation) of investments	14	535	173	2	176
Net realized and unrealized gain (loss)
on investments	13	682	422	2	235
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 708	$ 427	$ 2	$ 235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class			Voya	Voya
		Pioneer High		Intermediate	Balanced Income
		Yield VCT	Voya Balanced	Bond
		Portfolio -	Portfolio -	Portfolio -	Portfolio - Service Class
		Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 31 $	37 $	1,118	$ 2,371	$ 209
Expenses:

Mortality and expense risk charges	17	7	562	829	56
Total expenses	17	7	562	829	56
Net investment income (loss)	14	30	556	1,542	153

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(4)	3,348	(46)	(34)
Capital gains distributions	—	—	1,870	82	263
Total realized gain (loss) on investments
and capital gains distributions	(12)	(4)	5,218	36	229
Net unrealized appreciation
(depreciation) of investments	135	70	1,742	4,110	310
Net realized and unrealized gain (loss)
on investments	123	66	6,960	4,146	539
Net increase (decrease) in net assets
resulting from operations	$ 137 $	96 $	7,516	$ 5,688	$ 692

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Voya High		Voya Large
	Voya Global	Voya Global	Yield		Cap Growth
	Perspectives®	Perspectives®	Portfolio -	Voya High Yield	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Class A	Class I	Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 13	$ 284	$ 119	$ 814
Expenses:

Mortality and expense risk charges	1	—	59	23	1,522
Total expenses	1	—	59	23	1,522
Net investment income (loss)	2	13	225	96	(708)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	4	(36)	2,116
Capital gains distributions	4	15	—	—	19,519
Total realized gain (loss) on investments
and capital gains distributions	4	16	4	(36)	21,635
Net unrealized appreciation
(depreciation) of investments	8	33	201	290	11,751
Net realized and unrealized gain (loss)
on investments	12	49	205	254	33,386
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 62	$ 430	$ 350	$ 32,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

					Voya
	Voya Large		Voya	Voya	Retirement
	Cap Value	Voya Large	Retirement	Retirement	Moderate
	Portfolio -	Cap Value	Conservative	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 140	$ 39	$ 49	$ 49	$ 74
Expenses:

Mortality and expense risk charges	55	25	35	32	53
Total expenses	55	25	35	32	53
Net investment income (loss)	85	14	14	17	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(48)	(3)	(3)	101	47
Capital gains distributions	470	149	68	195	251
Total realized gain (loss) on investments
and capital gains distributions	422	146	65	296	298
Net unrealized appreciation
(depreciation) of investments	937	271	227	154	360
Net realized and unrealized gain (loss)
on investments	1,359	417	292	450	658
Net increase (decrease) in net assets
resulting from operations	$ 1,444	$ 431	$ 306	$ 467	$ 679

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
				VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real
	Voya
	Retirement	Voya U.S.			EstateEstate
	Moderate	Stock Index			Portfolio - Institutional Class
	Portfolio -	Portfolio -
	Adviser Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 62	$ 9	$ 4	$ 35	$ 50
Expenses:

Mortality and expense risk charges	38	1	1	21	11
Total expenses	38	1	1	21	11
Net investment income (loss)	24	8	3	14	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	1	—	(6)	5
Capital gains distributions	139	2	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	84	3	—	(6)	5
Net unrealized appreciation
(depreciation) of investments	377	11	8	92	310
Net realized and unrealized gain (loss)
on investments	461	14	8	86	315
Net increase (decrease) in net assets
resulting from operations	$ 485	$ 22	$ 11	$ 100	$ 354

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

				VY®
				JPMorgan	VY®
				Emerging	JPMorgan
	VY® Clarion		VY® Invesco	Markets	Emerging
	Global Real VY® Clarion		Growth and	Equity	Markets
	Estate	Real Estate	Income	Portfolio -	Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 15	$ 61	$ 26	$ 2	$ 1
Expenses:

Mortality and expense risk charges	7	12	9	23	65
Total expenses	7	12	9	23	65
Net investment income (loss)	8	49	17	(21)	(64)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(10)	(62)	8	77
Capital gains distributions	—	14	125	91	541
Total realized gain (loss) on investments
and capital gains distributions	3	4	63	99	618
Net unrealized appreciation
(depreciation) of investments	100	635	142	344	1,934
Net realized and unrealized gain (loss)
on investments	103	639	205	443	2,552
Net increase (decrease) in net assets
resulting from operations	$ 111	$ 688	$ 222	$ 422	$ 2,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	VY®
	JPMorgan	VY®
	Small Cap	JPMorgan	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Core Equity	Small Cap	Price Capital	Price Equity	Price
	Portfolio -	Core Equity	Appreciation	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 30	$ 13	$ 671	$ 114	$ 18
Expenses:

Mortality and expense risk charges	31	14	341	48	22
Total expenses	31	14	341	48	22
Net investment income (loss)	(1)	(1)	330	66	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(537)	(2)	(62)	(790)	167
Capital gains distributions	658	509	2,298	1,214	150
Total realized gain (loss) on investments
and capital gains distributions	121	507	2,236	424	317
Net unrealized appreciation
(depreciation) of investments	414	(67)	6,567	555	256
Net realized and unrealized gain (loss)
on investments	535	440	8,803	979	573
Net increase (decrease) in net assets
resulting from operations	$ 534	$ 439	$ 9,133	$ 1,045	$ 569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	VY®				Voya
	Templeton	Voya			International
	Global	Government	Voya Global	Voya Global Bond Portfolio - Service Class	High Dividend
	Growth	Money Market	Bond		Low Volatility
	Portfolio -	Portfolio -	Portfolio -		Portfolio -
	Service Class	Class I	Initial Class		Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 9	$ 585	$ 401	$ 1	$ 189
Expenses:

Mortality and expense risk charges	2	351	164	—	99
Total expenses	2	351	164	—	99
Net investment income (loss)	7	234	237	1	90

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(93)	—	(162)	—	232
Capital gains distributions	34	23	231	—	721
Total realized gain (loss) on investments
and capital gains distributions	(59)	23	69	—	953
Net unrealized appreciation
(depreciation) of investments	48	—	596	1	220
Net realized and unrealized gain (loss)
on investments	(11)	23	665	1	1,173
Net increase (decrease) in net assets
resulting from operations	$ (4) $	257	$ 902	$ 2	$ 1,263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Voya				Voya Solution
	Solution 2025	Voya Solution	Voya Solution	Voya Solution	Income
	Portfolio -	2035 Portfolio -	2045 Portfolio -	2055 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 148	$ 222	$ 132	$ —	$ 65
Expenses:

Mortality and expense risk charges	53	84	53	—	20
Total expenses	53	84	53	—	20
Net investment income (loss)	95	138	79	—	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(118)	6	—	17
Capital gains distributions	361	759	616	—	47
Total realized gain (loss) on investments
and capital gains distributions	345	641	622	—	64
Net unrealized appreciation
(depreciation) of investments	525	1,058	618	—	154
Net realized and unrealized gain (loss)
on investments	870	1,699	1,240	$ —	218
Net increase (decrease) in net assets
resulting from operations	$ 965	1,837	$ 1,319	$ —	$ 263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

		VY®
		American
	Voya Solution	Century			VY® Columbia
	Moderately	Small-Mid VY® Baron VY® Columbia Small Cap
	Aggressive	Cap Value	Growth	Contrarian	Value II
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 33	$ —	$ 26	$ 1
Expenses:

Mortality and expense risk charges	3	13	55	16	3
Total expenses	3	13	55	16	3
Net investment income (loss)	2	20	(55)	10	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(18)	(529)	(257)	(2)
Capital gains distributions	19	264	2,625	523	48
Total realized gain (loss) on investments
and capital gains distributions	19	246	2,096	266	46
Net unrealized appreciation
(depreciation) of investments	21	439	(256)	135	23
Net realized and unrealized gain (loss)
on investments	40	685	1,840	401	69
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 705	$ 1,785	$ 411	$ 67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

				VY®
		VY® Invesco	VY® Invesco	JPMorgan
	VY® Invesco	Equity and	Oppenheimer	Mid Cap	VY® Pioneer
	Comstock	Income	Global	Value	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 1,034	$ 295	$ 28	$ 370
Expenses:

Mortality and expense risk charges	6	622	708	23	83
Total expenses	6	622	708	23	83
Net investment income (loss)	11	412	(413)	5	287

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	(822)	3,003	(115)	(452)
Capital gains distributions	149	2,704	10,112	374	325
Total realized gain (loss) on investments
and capital gains distributions	168	1,882	13,115	259	(127)
Net unrealized appreciation
(depreciation) of investments	(19)	6,499	2,993	405	791
Net realized and unrealized gain (loss)
on investments	149	8,381	16,108	664	664
Net increase (decrease) in net assets
resulting from operations	$ 160	$ 8,793	$ 15,695	$ 669	$ 951

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	VY® T. Rowe
	Price
	Diversified	VY® T. Rowe	Voya Strategic	Voya Strategic	Voya Strategic
	Mid Cap	Price Growth	Allocation	Allocation	Allocation
	Growth	Equity	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 124	$ 74	$ 95	$ 164	$ 199
Expenses:

Mortality and expense risk charges	490	436	47	75	85
Total expenses	490	436	47	75	85
Net investment income (loss)	(366)	(362)	48	89	114

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,001	(1,455)	45	352	288
Capital gains distributions	4,356	8,501	184	549	498
Total realized gain (loss) on investments
and capital gains distributions	6,357	7,046	229	901	786
Net unrealized appreciation
(depreciation) of investments	6,652	2,724	181	215	302
Net realized and unrealized gain (loss)
on investments	13,009	9,770	410	1,116	1,088
Net increase (decrease) in net assets
resulting from operations	$ 12,643	$ 9,408	$ 458	$ 1,205	$ 1,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Voya	Voya Euro
	Voya Growth	Voya Growth	Emerging	STOXX 50®	Voya Global
	and Income	and Income	Markets Index	Index	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 3,315	$ 13	$ 5	$ 50
Expenses:

Mortality and expense risk charges	19	2,370	2	—	16
Total expenses	19	2,370	2	—	16
Net investment income (loss)	(1)	945	11	5	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	8,555	(46)	1	43
Capital gains distributions	153	20,579	—	—	86
Total realized gain (loss) on investments
and capital gains distributions	188	29,134	(46)	1	129
Net unrealized appreciation
(depreciation) of investments	164	19,646	150	5	183
Net realized and unrealized gain (loss)
on investments	352	48,780	104	6	312
Net increase (decrease) in net assets
resulting from operations	$ 351	$ 49,725	$ 115	$ 11	$ 346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

					Voya
	Voya Global	Voya Index	Voya Index	Voya Index	International
	Equity	Plus LargeCap	Plus MidCap Plus SmallCap		Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 25	$ 1,033	$ 79 $	34	$ 330
Expenses:

Mortality and expense risk charges	12	778	48	28	123
Total expenses	12	778	48	28	123
Net investment income (loss)	13	255	31	6	207

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	4,739	(261)	5	19
Capital gains distributions	44	5,685	567	479	—
Total realized gain (loss) on investments
and capital gains distributions	56	10,424	306	484	19
Net unrealized appreciation
(depreciation) of investments	122	5,881	988	148	1,704
Net realized and unrealized gain (loss)
on investments	178	16,305	1,294	632	1,723
Net increase (decrease) in net assets
resulting from operations	$ 191	$ 16,560	$ 1,325 $	638	$ 1,930

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

		Voya		Voya	Voya
	Voya	Russell™		Russell™	Russell™
	International	Large Cap		Large Cap	Large Cap
	Index	Growth Index	Voya Russell™	Value Index	Value Index
	Portfolio -	Portfolio -	Large Cap Index	Portfolio -	Portfolio -
	Class S	Class I	Portfolio - Class I	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 283	$ 303	$ 820	$ 24
Expenses:

Mortality and expense risk charges	1	376	208	413	14
Total expenses	1	376	208	413	14
Net investment income (loss)	—	(93)	95	407	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	3,698	1,364	724	26
Capital gains distributions	—	1,317	557	1,246	40
Total realized gain (loss) on investments
and capital gains distributions	—	5,015	1,921	1,970	66
Net unrealized appreciation
(depreciation) of investments	7	4,182	2,575	4,739	147
Net realized and unrealized gain (loss)
on investments	7	9,197	4,496	6,709	213
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 9,104	$ 4,591	$ 7,116	$ 223

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Voya		Voya
	Russell™ Mid	Voya	Russell™
	Cap Growth	Russell™ Mid	Small Cap	Voya Small	Voya U.S.
	Index	Cap Index	Index	Company	Bond Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 29 $	17 $	80 $	36
Expenses:

Mortality and expense risk charges	5	13	13	227	11
Total expenses	5	13	13	227	11
Net investment income (loss)	(3)	16	4	(147)	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(25)	(27)	(1,038)	(6)
Capital gains distributions	34	325	165	2,706	—
Total realized gain (loss) on investments
and capital gains distributions	48	300	138	1,668	(6)
Net unrealized appreciation
(depreciation) of investments	81	142	226	2,685	89
Net realized and unrealized gain (loss)
on investments	129	442	364	4,353	83
Net increase (decrease) in net assets
resulting from operations	$ 126	$ 458 $	368 $	4,206 $	108

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Voya	Voya
	Voya MidCap Voya MidCap SmallCap			SmallCap
	Opportunities Opportunities Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Wanger
	Class I	Class S	Class I	Class S	International
Net investment income (loss)
Investment Income:
Dividends	$ 45 $	4 $	— $	—	$ 14
Expenses:

Mortality and expense risk charges	180	37	12	30	11
Total expenses	180	37	12	30	11
Net investment income (loss)	(135)	(33)	(12)	(30)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	165	(76)	(71)	(162)	(73)
Capital gains distributions	1,955	378	309	331	138
Total realized gain (loss) on investments
and capital gains distributions	2,120	302	238	169	65
Net unrealized appreciation
(depreciation) of investments	2,082	476	297	362	365
Net realized and unrealized gain (loss)
on investments	4,202	778	535	531	430
Net increase (decrease) in net assets
resulting from operations	$ 4,067 $	745 $	523 $	501	$ 433

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Wanger Select	Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 5
Expenses:

Mortality and expense risk charges	11	12
Total expenses	11	12
Net investment income (loss)	(9)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(252)	(77)
Capital gains distributions	284	323
Total realized gain (loss) on investments
and capital gains distributions	32	246
Net unrealized appreciation
(depreciation) of investments	466	263
Net realized and unrealized gain (loss)
on investments	498	509
Net increase (decrease) in net assets
resulting from operations	$ 489	$ 502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Invesco
	Invesco		Invesco	Oppenheimer
	Oppenheimer	Invesco	Oppenheimer	V.I. Main
	V.I. Discovery	Oppenheimer	V.I. Main	Street Small
	Mid Cap Growth	V.I. Global	Street Fund -	Cap Fund -
	Fund - Series I	Fund - Series I	Series I	Series I
Net assets at January 31, 2018	$ 179	$ 6	$ 313	$ 993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	(5)
Total realized gain (loss) on investments
and capital gains distributions	28	—	61	78
Net unrealized appreciation (depreciation)
of investments	(33)	(1)	(84)	(165)
Net increase (decrease) in net assets resulting from
operations	(7)	(1)	(23)	(92)
Changes from principal transactions:
Total unit transactions	(63)	—	(66)	(349)
Increase (decrease) in net assets derived from
principal transactions	(63)	—	(66)	(349)
Total increase (decrease) in net assets	(70)	(1)	(89)	(441)
Net assets at December 31, 2018	109	5	224	552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	17	1	51	55
Net unrealized appreciation (depreciation)
of investments	24	1	15	66
Net increase (decrease) in net assets resulting from
operations	40	2	66	118
Changes from principal transactions:
Total unit transactions	(12)	—	(26)	(187)
Increase (decrease) in net assets derived from
principal transactions	(12)	—	(26)	(187)
Total increase (decrease) in net assets	28	2	40	(69)
Net assets at December 31, 2019	$ 137	$ 7	$ 264	$ 483

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Invesco V.I.
	American	Invesco V.I.
	Franchise	Core Equity	Growth Fund -	Growth-Income
	Fund - Series I	Fund - Series I	Class 2	Fund - Class 2
Net assets at January 31, 2018	$ 647	$ 1,461	$ 713	$ 295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)	2	6
Total realized gain (loss) on investments
and capital gains distributions	61	159	100	28
Net unrealized appreciation (depreciation)
of investments	(106)	(288)	(135)	(47)
Net increase (decrease) in net assets resulting from
operations	(52)	(130)	(33)	(13)
Changes from principal transactions:
Total unit transactions	143	(193)	342	113
Increase (decrease) in net assets derived from
principal transactions	143	(193)	342	113
Total increase (decrease) in net assets	91	(323)	309	100
Net assets at December 31, 2018	738	1,138	1,022	395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	2	5	8
Total realized gain (loss) on investments
and capital gains distributions	116	177	131	52
Net unrealized appreciation (depreciation)
of investments	136	133	169	47
Net increase (decrease) in net assets resulting from
operations	245	312	305	107
Changes from principal transactions:
Total unit transactions	(70)	(81)	(40)	38
Increase (decrease) in net assets derived from
principal transactions	(70)	(81)	(40)	38
Total increase (decrease) in net assets	175	231	265	145
Net assets at December 31, 2019	$ 913	$ 1,369	$ 1,287	$ 540

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			Federated
			Fund for U.S.
			Government	Federated
		Calvert VP SRI	Securities II -	Government
	International	Balanced	Primary	Money Fund II -
	Fund - Class 2	Portfolio	Shares	Service Shares
Net assets at January 31, 2018	$ 203	$ 1,519	$ 156	$ 484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	17	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	17	188	(1)	—
Net unrealized appreciation (depreciation)
of investments	(45)	(272)	(3)	—
Net increase (decrease) in net assets resulting from
operations	(25)	(67)	(2)	(1)
Changes from principal transactions:
Total unit transactions	(14)	498	(9)	(83)
Increase (decrease) in net assets derived from
principal transactions	(14)	498	(9)	(83)
Total increase (decrease) in net assets	(39)	431	(11)	(84)
Net assets at December 31, 2018	164	1,950	145	400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	14	2	1
Total realized gain (loss) on investments
and capital gains distributions	7	102	—	—
Net unrealized appreciation (depreciation)
of investments	36	333	5	—
Net increase (decrease) in net assets resulting from
operations	47	449	7	1
Changes from principal transactions:
Total unit transactions	79	27	(21)	(23)
Increase (decrease) in net assets derived from
principal transactions	79	27	(21)	(23)
Total increase (decrease) in net assets	126	476	(14)	(22)
Net assets at December 31, 2019	$ 290	$ 2,426	$ 131	$ 378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			Federated
	Federated High Federated		Managed	Fidelity® VIP
	Income Bond	Kaufmann Volatility Fund Contrafund®
	Fund II -	Fund II -	II - Primary	Portfolio -
	Primary Shares	Primary Shares	Shares	Initial Class
Net assets at January 31, 2018	$ 1,806	$ 1,118	$ 1,566	$ 36,495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	(16)	14	(49)
Total realized gain (loss) on investments
and capital gains distributions	(15)	104	48	5,036
Net unrealized appreciation (depreciation)
of investments	(165)	(45)	(342)	(7,134)
Net increase (decrease) in net assets resulting from
operations	(73)	43	(280)	(2,147)
Changes from principal transactions:
Total unit transactions	(245)	(149)	1,294	(4,312)
Increase (decrease) in net assets derived from
principal transactions	(245)	(149)	1,294	(4,312)
Total increase (decrease) in net assets	(318)	(106)	1,014	(6,459)
Net assets at December 31, 2018	1,488	1,012	2,580	30,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(17)	19	(118)
Total realized gain (loss) on investments
and capital gains distributions	(22)	121	30	5,198
Net unrealized appreciation (depreciation)
of investments	135	211	413	3,607
Net increase (decrease) in net assets resulting from
operations	189	315	462	8,687
Changes from principal transactions:
Total unit transactions	(144)	(92)	(236)	(4,085)
Increase (decrease) in net assets derived from
principal transactions	(144)	(92)	(236)	(4,085)
Total increase (decrease) in net assets	45	223	226	4,602
Net assets at December 31, 2019	$ 1,533	$ 1,235	$ 2,806	$ 34,638

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Index 500	Grade Bond Equity-Income		Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 31, 2018	$ 20,011	$ 410	$ 9,804	$ 14,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	4	115	(103)
Total realized gain (loss) on investments
and capital gains distributions	1,967	2	468	2,950
Net unrealized appreciation (depreciation)
of investments	(3,016)	(15)	(1,417)	(3,050)
Net increase (decrease) in net assets resulting from
operations	(968)	(9)	(834)	(203)
Changes from principal transactions:
Total unit transactions	(2,373)	(26)	(722)	647
Increase (decrease) in net assets derived from
principal transactions	(2,373)	(26)	(722)	647
Total increase (decrease) in net assets	(3,341)	(35)	(1,556)	444
Net assets at December 31, 2018	16,670	375	8,248	14,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	5	96	(107)
Total realized gain (loss) on investments
and capital gains distributions	2,850	1	571	1,659
Net unrealized appreciation (depreciation)
of investments	1,646	25	1,441	3,357
Net increase (decrease) in net assets resulting from
operations	4,589	31	2,108	4,909
Changes from principal transactions:
Total unit transactions	(2,898)	(7)	(510)	(1)
Increase (decrease) in net assets derived from
principal transactions	(2,898)	(7)	(510)	(1)
Total increase (decrease) in net assets	1,691	24	1,598	4,908
Net assets at December 31, 2019	$ 18,361	$ 399	$ 9,846	$ 19,424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Janus
				Henderson
	Fidelity® VIP	Fidelity® VIP		Balanced
	High Income	Overseas	Franklin Small	Portfolio -
	Portfolio -	Portfolio -	Cap Value VIP	Institutional
	Initial Class	Initial Class	Fund - Class 2	Shares
Net assets at January 31, 2018	$ 158	$ 3,436	$ 2,097	$ 10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	21	1	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	54	288	—
Net unrealized appreciation (depreciation)
of investments	(12)	(600)	(568)	—
Net increase (decrease) in net assets resulting from
operations	(7)	(525)	(279)	—
Changes from principal transactions:
Total unit transactions	(14)	(137)	(37)	—
Increase (decrease) in net assets derived from
principal transactions	(14)	(137)	(37)	—
Total increase (decrease) in net assets	(21)	(662)	(316)	—
Net assets at December 31, 2018	137	2,774	1,781	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	26	5	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	147	249	—
Net unrealized appreciation (depreciation)
of investments	14	535	173	2
Net increase (decrease) in net assets resulting from
operations	18	708	427	2
Changes from principal transactions:
Total unit transactions	(14)	(198)	(188)	—
Increase (decrease) in net assets derived from
principal transactions	(14)	(198)	(188)	—
Total increase (decrease) in net assets	4	510	239	2
Net assets at December 31, 2019	$ 141	$ 3,284	$ 2,020	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		PIMCO VIT
	Lord Abbett Series	Real Return	Pioneer High	Voya
	Fund Mid Cap	Portfolio -	Yield VCT	Balanced
	Stock Portfolio -	Administrative	Portfolio -	Portfolio -
	Class VC	Class	Class I	Class I
Net assets at January 31, 2018	$ 1,720	$ 2,115	$ 795	$ 56,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	31	30	515
Total realized gain (loss) on investments
and capital gains distributions	187	(35)	(3)	6,300
Net unrealized appreciation (depreciation)
of investments	(389)	(61)	(59)	(10,772)
Net increase (decrease) in net assets resulting from
operations	(208)	(65)	(32)	(3,957)
Changes from principal transactions:
Total unit transactions	(397)	(252)	(11)	(7,352)
Increase (decrease) in net assets derived from
principal transactions	(397)	(252)	(11)	(7,352)
Total increase (decrease) in net assets	(605)	(317)	(43)	(11,309)
Net assets at December 31, 2018	1,115	1,798	752	45,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	30	556
Total realized gain (loss) on investments
and capital gains distributions	59	(12)	(4)	5,218
Net unrealized appreciation (depreciation)
of investments	176	135	70	1,742
Net increase (decrease) in net assets resulting from
operations	235	137	96	7,516
Changes from principal transactions:
Total unit transactions	(89)	(56)	(140)	(6,549)
Increase (decrease) in net assets derived from
principal transactions	(89)	(56)	(140)	(6,549)
Total increase (decrease) in net assets	146	81	(44)	967
Net assets at December 31, 2019	$ 1,261	$ 1,879	$ 708	$ 46,097

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya	Voya Balanced	Voya Global	Voya Global
	Intermediate	Income	Perspectives® Perspectives®
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Service Class	Class A	Class I
Net assets at January 31, 2018	$ 83,897	$ 4,851	$ 173	$ 368

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,835	179	2	11
Total realized gain (loss) on investments
and capital gains distributions	(765)	42	8	7
Net unrealized appreciation (depreciation)
of investments	(2,567)	(502)	(19)	(43)
Net increase (decrease) in net assets resulting from
operations	(1,497)	(281)	(9)	(25)
Changes from principal transactions:
Total unit transactions	(14,101)	(436)	(81)	(13)
Increase (decrease) in net assets derived from
principal transactions	(14,101)	(436)	(81)	(13)
Total increase (decrease) in net assets	(15,598)	(717)	(90)	(38)
Net assets at December 31, 2018	68,299	4,134	83	330

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,542	153	2	13
Total realized gain (loss) on investments
and capital gains distributions	36	229	4	16
Net unrealized appreciation (depreciation)
of investments	4,110	310	8	33
Net increase (decrease) in net assets resulting from
operations	5,688	692	14	62
Changes from principal transactions:
Total unit transactions	(4,277)	(95)	30	22
Increase (decrease) in net assets derived from
principal transactions	(4,277)	(95)	30	22
Total increase (decrease) in net assets	1,411	597	44	84
Net assets at December 31, 2019	$ 69,710	$ 4,731	$ 127	$ 414

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			Voya Large
	Voya High		Cap Growth	Voya Large Cap
	Yield Portfolio -	Voya High	Portfolio -	Value Portfolio -
	Institutional Yield Portfolio - Institutional Institutional
	Class	Service Class	Class	Class
Net assets at January 31, 2018	$ —	$ 4,333	$ 127,168	$ 7,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	163	(785)	80
Total realized gain (loss) on investments
and capital gains distributions	—	(104)	19,238	876
Net unrealized appreciation (depreciation)
of investments	—	(199)	(20,848)	(1,572)
Net increase (decrease) in net assets resulting from
operations	—	(140)	(2,395)	(616)
Changes from principal transactions:
Total unit transactions	—	(919)	(13,596)	(955)
Increase (decrease) in net assets derived from
principal transactions	—	(919)	(13,596)	(955)
Total increase (decrease) in net assets	—	(1,059)	(15,991)	(1,571)
Net assets at December 31, 2018	—	3,274	111,177	6,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	225	96	(708)	85
Total realized gain (loss) on investments
and capital gains distributions	4	(36)	21,635	422
Net unrealized appreciation (depreciation)
of investments	201	290	11,751	937
Net increase (decrease) in net assets resulting from
operations	430	350	32,678	1,444
Changes from principal transactions:
Total unit transactions	14,498	(3,624)	(17,349)	(730)
Increase (decrease) in net assets derived from
principal transactions	14,498	(3,624)	(17,349)	(730)
Total increase (decrease) in net assets	14,928	(3,274)	15,329	714
Net assets at December 31, 2019	$ 14,928	$ —	$ 126,506	$ 6,991

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Voya
		Voya	Voya	Retirement
	Voya Large	Retirement	Retirement	Moderate
	Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 31, 2018	$ 2,230	$ 2,634	$ 3,476	$ 3,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	16	13	21
Total realized gain (loss) on investments
and capital gains distributions	246	49	422	332
Net unrealized appreciation (depreciation)
of investments	(451)	(162)	(676)	(672)
Net increase (decrease) in net assets resulting from
operations	(193)	(97)	(241)	(319)
Changes from principal transactions:
Total unit transactions	(115)	(154)	(632)	1,131
Increase (decrease) in net assets derived from
principal transactions	(115)	(154)	(632)	1,131
Total increase (decrease) in net assets	(308)	(251)	(873)	812
Net assets at December 31, 2018	1,922	2,383	2,603	4,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	14	17	21
Total realized gain (loss) on investments
and capital gains distributions	146	65	296	298
Net unrealized appreciation (depreciation)
of investments	271	227	154	360
Net increase (decrease) in net assets resulting from
operations	431	306	467	679
Changes from principal transactions:
Total unit transactions	(186)	852	(716)	(850)
Increase (decrease) in net assets derived from
principal transactions	(186)	852	(716)	(850)
Total increase (decrease) in net assets	245	1,158	(249)	(171)
Net assets at December 31, 2019	$ 2,167	$ 3,541	$ 2,354	$ 3,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			VY®
			BlackRock	VY®
	Voya		Inflation	BlackRock
	Retirement	Voya U.S. Protected Bond		Inflation
	Moderate	Stock Index	Portfolio -	Protected Bond
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 31, 2018	$ 3,924	$ 68	$ 269	$ 1,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	1	4	13
Total realized gain (loss) on investments
and capital gains distributions	133	13	(11)	(6)
Net unrealized appreciation (depreciation)
of investments	(386)	(11)	3	(62)
Net increase (decrease) in net assets resulting from
operations	(227)	3	(4)	(55)
Changes from principal transactions:
Total unit transactions	(427)	(40)	(124)	(219)
Increase (decrease) in net assets derived from
principal transactions	(427)	(40)	(124)	(219)
Total increase (decrease) in net assets	(654)	(37)	(128)	(274)
Net assets at December 31, 2018	3,270	31	141	1,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	8	3	14
Total realized gain (loss) on investments
and capital gains distributions	84	3	—	(6)
Net unrealized appreciation (depreciation)
of investments	377	11	8	92
Net increase (decrease) in net assets resulting from
operations	485	22	11	100
Changes from principal transactions:
Total unit transactions	(348)	705	9	147
Increase (decrease) in net assets derived from
principal transactions	(348)	705	9	147
Total increase (decrease) in net assets	137	727	20	247
Net assets at December 31, 2019	$ 3,407	$ 758	$ 161	$ 1,758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	VY® Clarion			VY® Invesco
	Global Real	VY® Clarion	VY® Clarion	Growth and
	Estate Portfolio -	Global Real	Real Estate	Income
	Institutional	Estate Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 1,816	$ 668	$ 3,308	$ 1,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	22	60	5
Total realized gain (loss) on investments
and capital gains distributions	—	9	259	165
Net unrealized appreciation (depreciation)
of investments	(235)	(90)	(563)	(353)
Net increase (decrease) in net assets resulting from
operations	(160)	(59)	(244)	(183)
Changes from principal transactions:
Total unit transactions	(187)	(99)	(542)	(234)
Increase (decrease) in net assets derived from
principal transactions	(187)	(99)	(542)	(234)
Total increase (decrease) in net assets	(347)	(158)	(786)	(417)
Net assets at December 31, 2018	1,469	510	2,522	1,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	8	49	17
Total realized gain (loss) on investments
and capital gains distributions	5	3	4	63
Net unrealized appreciation (depreciation)
of investments	310	100	635	142
Net increase (decrease) in net assets resulting from
operations	354	111	688	222
Changes from principal transactions:
Total unit transactions	45	(34)	13	(185)
Increase (decrease) in net assets derived from
principal transactions	45	(34)	13	(185)
Total increase (decrease) in net assets	399	77	701	37
Net assets at December 31, 2019	$ 1,868	$ 587	$ 3,223	$ 1,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	VY®		VY®
	JPMorgan	VY®	JPMorgan	VY®
	Emerging	JPMorgan	Small Cap	JPMorgan
	Markets Equity	Emerging	Core Equity	Small Cap
	Portfolio -	Markets Equity	Portfolio -	Core Equity
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 31, 2018	$ 1,904	$ 10,098	$ 2,657	$ 1,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(12)	(17)	(5)
Total realized gain (loss) on investments
and capital gains distributions	9	70	321	221
Net unrealized appreciation (depreciation)
of investments	(336)	(1,900)	(625)	(461)
Net increase (decrease) in net assets resulting from
operations	(336)	(1,842)	(321)	(245)
Changes from principal transactions:
Total unit transactions	(155)	(88)	59	446
Increase (decrease) in net assets derived from
principal transactions	(155)	(88)	59	446
Total increase (decrease) in net assets	(491)	(1,930)	(262)	201
Net assets at December 31, 2018	1,413	8,168	2,395	1,741

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(64)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	99	618	121	507
Net unrealized appreciation (depreciation)
of investments	344	1,934	414	(67)
Net increase (decrease) in net assets resulting from
operations	422	2,488	534	439
Changes from principal transactions:
Total unit transactions	(71)	(328)	(2,929)	(99)
Increase (decrease) in net assets derived from
principal transactions	(71)	(328)	(2,929)	(99)
Total increase (decrease) in net assets	351	2,160	(2,395)	340
Net assets at December 31, 2019	$ 1,764	$ 10,328	$ —	$ 2,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	VY®
	Price Capital Price Equity		Price	Templeton
	Appreciation	Income	International Global Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 39,208	$ 6,132	$ 2,702	$ 390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	559	56	18	5
Total realized gain (loss) on investments
and capital gains distributions	2,758	680	85	(33)
Net unrealized appreciation (depreciation)
of investments	(3,491)	(1,268)	(492)	(23)
Net increase (decrease) in net assets resulting from
operations	(174)	(532)	(389)	(51)
Changes from principal transactions:
Total unit transactions	240	(947)	(140)	(97)
Increase (decrease) in net assets derived from
principal transactions	240	(947)	(140)	(97)
Total increase (decrease) in net assets	66	(1,479)	(529)	(148)
Net assets at December 31, 2018	39,274	4,653	2,173	242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	66	(4)	7
Total realized gain (loss) on investments
and capital gains distributions	2,236	424	317	(59)
Net unrealized appreciation (depreciation)
of investments	6,567	555	256	48
Net increase (decrease) in net assets resulting from
operations	9,133	1,045	569	(4)
Changes from principal transactions:
Total unit transactions	304	(2,188)	(113)	(238)
Increase (decrease) in net assets derived from
principal transactions	304	(2,188)	(113)	(238)
Total increase (decrease) in net assets	9,437	(1,143)	456	(242)
Net assets at December 31, 2019	$ 48,711	$ 3,510	$ 2,629	$ —

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Voya
				International
		Voya Global	Voya Global	High Dividend
	Voya Government	Bond	Bond	Low Volatility
	Money Market	Portfolio -	Portfolio -	Portfolio -
	Portfolio - Class I	Initial Class	Service Class	Initial Class
Net assets at January 31, 2018	$ 33,570	$ 17,251	$ 23	$ 11,995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	113	392	1	98
Total realized gain (loss) on investments
and capital gains distributions	5	(208)	—	548
Net unrealized appreciation (depreciation)
of investments	—	(679)	(1)	(2,312)
Net increase (decrease) in net assets resulting from
operations	118	(495)	—	(1,666)
Changes from principal transactions:
Total unit transactions	(510)	(2,427)	(2)	(1,668)
Increase (decrease) in net assets derived from
principal transactions	(510)	(2,427)	(2)	(1,668)
Total increase (decrease) in net assets	(392)	(2,922)	(2)	(3,334)
Net assets at December 31, 2018	33,178	14,329	21	8,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	234	237	1	90
Total realized gain (loss) on investments
and capital gains distributions	23	69	—	953
Net unrealized appreciation (depreciation)
of investments	—	596	1	220
Net increase (decrease) in net assets resulting from
operations	257	902	2	1,263
Changes from principal transactions:
Total unit transactions	(1,896)	(1,850)	(2)	(1,100)
Increase (decrease) in net assets derived from
principal transactions	(1,896)	(1,850)	(2)	(1,100)
Total increase (decrease) in net assets	(1,639)	(948)	—	163
Net assets at December 31, 2019	$ 31,539	$ 13,381	$ 21	$ 8,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	2055 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 5,600	$ 9,953	$ 7,803	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	87	45	—
Total realized gain (loss) on investments
and capital gains distributions	6	259	366	—
Net unrealized appreciation (depreciation)
of investments	(487)	(1,194)	(910)	—
Net increase (decrease) in net assets resulting from
operations	(415)	(848)	(499)	0
Changes from principal transactions:
Total unit transactions	337	(542)	(1,992)	—
Increase (decrease) in net assets derived from
principal transactions	337	(542)	(1,992)	—
Total increase (decrease) in net assets	(78)	(1,390)	(2,491)	—
Net assets at December 31, 2018	5,522	8,563	5,312	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	138	79	—
Total realized gain (loss) on investments
and capital gains distributions	345	641	622	—
Net unrealized appreciation (depreciation)
of investments	525	1,058	618	—
Net increase (decrease) in net assets resulting from
operations	965	1,837	1,319	0
Changes from principal transactions:
Total unit transactions	178	489	1,119	22
Increase (decrease) in net assets derived from
principal transactions	178	489	1,119	22
Total increase (decrease) in net assets	1,143	2,326	2,438	22
Net assets at December 31, 2019	$ 6,665	$ 10,889	$ 7,750	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Voya Solution	VY® American
	Voya Solution	Moderately	Century Small-	VY® Baron
	Income	Aggressive Mid Cap Value		Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 2,563	$ 196	$ 3,358	$ 4,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	1	16	(53)
Total realized gain (loss) on investments
and capital gains distributions	73	12	352	567
Net unrealized appreciation (depreciation)
of investments	(203)	(36)	(824)	(705)
Net increase (decrease) in net assets resulting from
operations	(93)	(23)	(456)	(191)
Changes from principal transactions:
Total unit transactions	(176)	25	(430)	302
Increase (decrease) in net assets derived from
principal transactions	(176)	25	(430)	302
Total increase (decrease) in net assets	(269)	2	(886)	111
Net assets at December 31, 2018	2,294	198	2,472	5,038

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	2	20	(55)
Total realized gain (loss) on investments
and capital gains distributions	64	19	246	2,096
Net unrealized appreciation (depreciation)
of investments	154	21	439	(256)
Net increase (decrease) in net assets resulting from
operations	263	42	705	1,785
Changes from principal transactions:
Total unit transactions	(257)	19	(200)	(2,349)
Increase (decrease) in net assets derived from
principal transactions	(257)	19	(200)	(2,349)
Total increase (decrease) in net assets	6	61	505	(564)
Net assets at December 31, 2019	$ 2,300	$ 259	$ 2,977	$ 4,474

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		VY® Columbia		VY® Invesco
	VY® Columbia	Small Cap	VY® Invesco	Equity and
	Contrarian	Value II	Comstock	Income
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 31, 2018	$ 1,867	$ 533	$ 798	$ 63,635

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	4	395
Total realized gain (loss) on investments
and capital gains distributions	179	65	22	5,174
Net unrealized appreciation (depreciation)
of investments	(337)	(145)	(129)	(11,458)
Net increase (decrease) in net assets resulting from
operations	(161)	(83)	(103)	(5,889)
Changes from principal transactions:
Total unit transactions	(208)	(93)	(1)	(8,538)
Increase (decrease) in net assets derived from
principal transactions	(208)	(93)	(1)	(8,538)
Total increase (decrease) in net assets	(369)	(176)	(104)	(14,427)
Net assets at December 31, 2018	1,498	357	694	49,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(2)	11	412
Total realized gain (loss) on investments
and capital gains distributions	266	46	168	1,882
Net unrealized appreciation (depreciation)
of investments	135	23	(19)	6,499
Net increase (decrease) in net assets resulting from
operations	411	67	160	8,793
Changes from principal transactions:
Total unit transactions	(1,076)	(23)	(73)	(6,439)
Increase (decrease) in net assets derived from
principal transactions	(1,076)	(23)	(73)	(6,439)
Total increase (decrease) in net assets	(665)	44	87	2,354
Net assets at December 31, 2019	$ 833	$ 401	$ 781	$ 51,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				VY® T. Rowe
	VY® Invesco	VY®		Price
	Oppenheimer	JPMorgan Mid	VY® Pioneer	Diversified Mid
	Global	Cap Value	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class
Net assets at January 31, 2018	$ 70,986	$ 3,947	$ 12,185	$ 43,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	222	9	471	(416)
Total realized gain (loss) on investments
and capital gains distributions	8,084	301	(151)	6,691
Net unrealized appreciation (depreciation)
of investments	(17,312)	(729)	(743)	(7,734)
Net increase (decrease) in net assets resulting from
operations	(9,006)	(419)	(423)	(1,459)
Changes from principal transactions:
Total unit transactions	(7,588)	(810)	(1,514)	(4,878)
Increase (decrease) in net assets derived from
principal transactions	(7,588)	(810)	(1,514)	(4,878)
Total increase (decrease) in net assets	(16,594)	(1,229)	(1,937)	(6,337)
Net assets at December 31, 2018	54,392	2,718	10,248	36,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(413)	5	287	(366)
Total realized gain (loss) on investments
and capital gains distributions	13,115	259	(127)	6,357
Net unrealized appreciation (depreciation)
of investments	2,993	405	791	6,652
Net increase (decrease) in net assets resulting from
operations	15,695	669	951	12,643
Changes from principal transactions:
Total unit transactions	(7,328)	(274)	(11,199)	(4,699)
Increase (decrease) in net assets derived from
principal transactions	(7,328)	(274)	(11,199)	(4,699)
Total increase (decrease) in net assets	8,367	395	(10,248)	7,944
Net assets at December 31, 2019	$ 62,759	$ 3,113	$ —	$ 44,662

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Voya
	VY® T. Rowe	Strategic	Voya Strategic
	Price Growth Allocation		Allocation	Voya Strategic
	Equity	Conservative	Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Moderate
	Initial Class	Class I	Class I	Portfolio - Class I
Net assets at January 31, 2018	$ 38,118	$ 4,601	$ 8,094	$ 7,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(368)	53	58	84
Total realized gain (loss) on investments
and capital gains distributions	8,550	239	857	306
Net unrealized appreciation (depreciation)
of investments	(8,747)	(504)	(1,486)	(922)
Net increase (decrease) in net assets resulting from
operations	(565)	(212)	(571)	(532)
Changes from principal transactions:
Total unit transactions	(3,255)	(663)	(1,646)	(349)
Increase (decrease) in net assets derived from
principal transactions	(3,255)	(663)	(1,646)	(349)
Total increase (decrease) in net assets	(3,820)	(875)	(2,217)	(881)
Net assets at December 31, 2018	34,298	3,726	5,877	6,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(362)	48	89	114
Total realized gain (loss) on investments
and capital gains distributions	7,046	229	901	786
Net unrealized appreciation (depreciation)
of investments	2,724	181	215	302
Net increase (decrease) in net assets resulting from
operations	9,408	458	1,205	1,202
Changes from principal transactions:
Total unit transactions	(24,057)	(222)	(353)	(594)
Increase (decrease) in net assets derived from
principal transactions	(24,057)	(222)	(353)	(594)
Total increase (decrease) in net assets	(14,649)	236	852	608
Net assets at December 31, 2019	$ 19,649	$ 3,962	$ 6,729	$ 7,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Growth	Voya Growth	Voya Emerging	Voya Euro
	and Income	and Income	Markets Index	STOXX 50®
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class A	Class I	Class I	Class I
Net assets at January 31, 2018	$ 1,602	$ 230,160	$ 527	$ 44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,337	13	1
Total realized gain (loss) on investments
and capital gains distributions	182	31,070	14	1
Net unrealized appreciation (depreciation)
of investments	(270)	(43,263)	(153)	(10)
Net increase (decrease) in net assets resulting from
operations	(87)	(10,856)	(126)	(8)
Changes from principal transactions:
Total unit transactions	(142)	(26,800)	368	6
Increase (decrease) in net assets derived from
principal transactions	(142)	(26,800)	368	6
Total increase (decrease) in net assets	(229)	(37,656)	242	(2)
Net assets at December 31, 2018	1,373	192,504	769	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	945	11	5
Total realized gain (loss) on investments
and capital gains distributions	188	29,134	(46)	1
Net unrealized appreciation (depreciation)
of investments	164	19,646	150	5
Net increase (decrease) in net assets resulting from
operations	351	49,725	115	11
Changes from principal transactions:
Total unit transactions	(151)	(28,711)	(392)	(3)
Increase (decrease) in net assets derived from
principal transactions	(151)	(28,711)	(392)	(3)
Total increase (decrease) in net assets	200	21,014	(277)	8
Net assets at December 31, 2019	$ 1,573	$ 213,518	$ 492	$ 50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Global	Voya Global	Voya Index
	Equity	Equity	Plus LargeCap	Voya Index Plus
	Portfolio -	Portfolio -	Portfolio -	MidCap Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 31, 2018	$ 2,383	$ 1,136	$ 65,631	$ 7,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	33	159	17
Total realized gain (loss) on investments
and capital gains distributions	81	22	9,858	829
Net unrealized appreciation (depreciation)
of investments	(352)	(157)	(15,581)	(1,755)
Net increase (decrease) in net assets resulting from
operations	(181)	(102)	(5,564)	(909)
Changes from principal transactions:
Total unit transactions	(382)	(161)	571	(1,318)
Increase (decrease) in net assets derived from
principal transactions	(382)	(161)	571	(1,318)
Total increase (decrease) in net assets	(563)	(263)	(4,993)	(2,227)
Net assets at December 31, 2018	1,820	873	60,638	5,304

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	13	255	31
Total realized gain (loss) on investments
and capital gains distributions	129	56	10,424	306
Net unrealized appreciation (depreciation)
of investments	183	122	5,881	988
Net increase (decrease) in net assets resulting from
operations	346	191	16,560	1,325
Changes from principal transactions:
Total unit transactions	(374)	131	(7,478)	(549)
Increase (decrease) in net assets derived from
principal transactions	(374)	131	(7,478)	(549)
Total increase (decrease) in net assets	(28)	322	9,082	776
Net assets at December 31, 2019	$ 1,792	$ 1,195	$ 69,720	$ 6,080

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Index			Voya Russell™
	Plus	Voya	Voya	Large Cap
	SmallCap	International	International Growth Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 31, 2018	$ 4,020	$ 12,539	$ 50	$ 29,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	204	—	(62)
Total realized gain (loss) on investments
and capital gains distributions	663	77	—	4,011
Net unrealized appreciation (depreciation)
of investments	(1,130)	(2,096)	(8)	(4,382)
Net increase (decrease) in net assets resulting from
operations	(466)	(1,815)	(8)	(433)
Changes from principal transactions:
Total unit transactions	(360)	(514)	—	(2,561)
Increase (decrease) in net assets derived from
principal transactions	(360)	(514)	—	(2,561)
Total increase (decrease) in net assets	(826)	(2,329)	(8)	(2,994)
Net assets at December 31, 2018	3,194	10,210	42	26,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	207	—	(93)
Total realized gain (loss) on investments
and capital gains distributions	484	19	—	5,015
Net unrealized appreciation (depreciation)
of investments	148	1,704	7	4,182
Net increase (decrease) in net assets resulting from
operations	638	1,930	7	9,104
Changes from principal transactions:
Total unit transactions	(344)	(1,225)	—	18,249
Increase (decrease) in net assets derived from
principal transactions	(344)	(1,225)	—	18,249
Total increase (decrease) in net assets	294	705	7	27,353
Net assets at December 31, 2019	$ 3,488	$ 10,915	$ 49	$ 53,690

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Voya Russell™	Voya Russell™	Voya Russell™
	Voya Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S
Net assets at January 31, 2018	$ 17,538	$ 38,419	$ 1,186	$ 1,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	370	7	(5)
Total realized gain (loss) on investments
and capital gains distributions	1,535	2,033	64	410
Net unrealized appreciation (depreciation)
of investments	(2,325)	(5,014)	(158)	(396)
Net increase (decrease) in net assets resulting from
operations	(716)	(2,611)	(87)	9
Changes from principal transactions:
Total unit transactions	(1,185)	(5,108)	(123)	(915)
Increase (decrease) in net assets derived from
principal transactions	(1,185)	(5,108)	(123)	(915)
Total increase (decrease) in net assets	(1,901)	(7,719)	(210)	(906)
Net assets at December 31, 2018	15,637	30,700	976	312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	407	10	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,921	1,970	66	48
Net unrealized appreciation (depreciation)
of investments	2,575	4,739	147	81
Net increase (decrease) in net assets resulting from
operations	4,591	7,116	223	126
Changes from principal transactions:
Total unit transactions	(680)	(2,672)	(139)	1,684
Increase (decrease) in net assets derived from
principal transactions	(680)	(2,672)	(139)	1,684
Total increase (decrease) in net assets	3,911	4,444	84	1,810
Net assets at December 31, 2019	$ 19,548	$ 35,144	$ 1,060	$ 2,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

Voya
	Russell™ Mid	Voya Russell™	Voya Small	Voya U.S.
	Cap Index	Small Cap	Company	Bond Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 31, 2018	$ 1,931	$ 1,480	$ 25,655	$ 1,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	5	(159)	23
Total realized gain (loss) on investments
and capital gains distributions	170	82	4,069	(18)
Net unrealized appreciation (depreciation)
of investments	(341)	(261)	(7,638)	(23)
Net increase (decrease) in net assets resulting from
operations	(158)	(174)	(3,728)	(18)
Changes from principal transactions:
Total unit transactions	(257)	(8)	(3,364)	(148)
Increase (decrease) in net assets derived from
principal transactions	(257)	(8)	(3,364)	(148)
Total increase (decrease) in net assets	(415)	(182)	(7,092)	(166)
Net assets at December 31, 2018	1,516	1,298	18,563	1,433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	4	(147)	25
Total realized gain (loss) on investments
and capital gains distributions	300	138	1,668	(6)
Net unrealized appreciation (depreciation)
of investments	142	226	2,685	89
Net increase (decrease) in net assets resulting from
operations	458	368	4,206	108
Changes from principal transactions:
Total unit transactions	103	2,595	(3,724)	(26)
Increase (decrease) in net assets derived from
principal transactions	103	2,595	(3,724)	(26)
Total increase (decrease) in net assets	561	2,963	482	82
Net assets at December 31, 2019	$ 2,077	$ 4,261	$ 19,045	$ 1,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya MidCap	Voya MidCap	Voya SmallCap	Voya SmallCap
	Opportunities Opportunities Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 31, 2018	$ 18,488	$ 3,409	$ 2,558	$ 2,747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192)	(41)	(13)	(34)
Total realized gain (loss) on investments
and capital gains distributions	1,859	364	413	487
Net unrealized appreciation (depreciation)
of investments	(3,007)	(601)	(825)	(890)
Net increase (decrease) in net assets resulting from
operations	(1,340)	(278)	(425)	(437)
Changes from principal transactions:
Total unit transactions	(1,931)	(221)	15	(177)
Increase (decrease) in net assets derived from
principal transactions	(1,931)	(221)	15	(177)
Total increase (decrease) in net assets	(3,271)	(499)	(410)	(614)
Net assets at December 31, 2018	15,217	2,910	2,148	2,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(135)	(33)	(12)	(30)
Total realized gain (loss) on investments
and capital gains distributions	2,120	302	238	169
Net unrealized appreciation (depreciation)
of investments	2,082	476	297	362
Net increase (decrease) in net assets resulting from
operations	4,067	745	523	501
Changes from principal transactions:
Total unit transactions	(2,252)	(645)	(254)	(369)
Increase (decrease) in net assets derived from
principal transactions	(2,252)	(645)	(254)	(369)
Total increase (decrease) in net assets	1,815	100	269	132
Net assets at December 31, 2019	$ 17,032	$ 3,010	$ 2,417	$ 2,265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Wanger
	International	Wanger Select	Wanger USA
Net assets at January 31, 2018	$ 2,161	$ 2,218	$ 1,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(9)	(9)
Total realized gain (loss) on investments
and capital gains distributions	173	203	191
Net unrealized appreciation (depreciation)
of investments	(594)	(487)	(278)
Net increase (decrease) in net assets resulting from
operations	(392)	(293)	(96)
Changes from principal transactions:
Total unit transactions	(128)	9	352
Increase (decrease) in net assets derived from
principal transactions	(128)	9	352
Total increase (decrease) in net assets	(520)	(284)	256
Net assets at December 31, 2018	1,641	1,934	1,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(9)	(7)
Total realized gain (loss) on investments
and capital gains distributions	65	32	246
Net unrealized appreciation (depreciation)
of investments	365	466	263
Net increase (decrease) in net assets resulting from
operations	433	489	502
Changes from principal transactions:
Total unit transactions	(235)	(577)	63
Increase (decrease) in net assets derived from
principal transactions	(235)	(577)	63
Total increase (decrease) in net assets	198	(88)	565
Net assets at December 31, 2019	$ 1,839	$ 1,846	$ 2,210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2019, the Account had 103 investment divisions (the “Divisions”), 30 of which invest in independently managed mutual funds and 73 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2019 and related Trusts are as follows:

AIM Variable Insurance Funds:

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I

Invesco Oppenheimer V.I. Global Fund - Series I Invesco Oppenheimer V.I. Main Street Fund - Series I

Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I

Invesco V.I. American Franchise Fund - Series I Invesco V.I. Core Equity Fund - Series I

American Funds® Insurance Series: Growth Fund - Class 2 Growth-Income Fund - Class 2 International Fund - Class 2 Calvert Variable Series, Inc.: Calvert VP SRI Balanced Portfolio

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary
Shares
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Volatility Fund II - Primary Shares
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® Variable Insurance Products V:

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value VIP Fund - Class 2

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:

Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:

Voya Balanced Income Portfolio - Service Class

Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class

Voya Investors Trust: (continued)
Voya Large Cap Value Portfolio - Service Class

Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio -
Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service
Class
VY® Clarion Global Real Estate Portfolio - Institutional
Class
VY® Clarion Global Real Estate Portfolio - Service Class

VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio -
Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service
Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service
Class
VY® T. Rowe Price Equity Income Portfolio - Service
Class
VY® T. Rowe Price International Stock Portfolio - Service
Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio -
Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service
Class
VY® American Century Small-Mid Cap Value Portfolio -
Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc.: (continued)
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I

Voya Variable Portfolios, Inc.: (continued)
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I

Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2019. The following is a summary of current and former names for those Divisions:

Current Name
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Fund - Series I

Invesco Oppenheimer V.I. Main Street Small Cap Fund -
Series I
AIM Variable Insurance Funds:

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class
Voya Partners, Inc.:

Voya International High Dividend Low Volatility Portfolio -
Initial Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class

Former Name
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:

Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Voya Investors Trust:
VY® Franklin Income Portfolio - Service Class
Voya Partners, Inc.:

VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2019, the following Divisions were closed to contract owners:

Voya Investors Trust:

Voya High Yield Portfolio - Service Class

VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class VY® Templeton Global Growth Portfolio - Service Class

Voya Partners, Inc.:
VY® Pioneer High Yield Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 2.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2019 through the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus caused significant financial market volatility, economic uncertainty, and interruptions to normal business activities. As of the date of issuance of these financial statements, the full impact to the Account is unknown, but could be material, since the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on the Account.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2019 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2019. The Account had no liabilities as of December 31, 2019.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
The	Account defines an active market as a market in which transactions take place with
sufficient	frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that
require	inputs that are observable either directly or indirectly for substantially the full
term	of the asset or liability. Level 2 inputs include the following:
a.	Quoted prices for similar assets or liabilities in active markets;
b.	Quoted prices for identical or similar assets or liabilities in non-active markets;
c.	Inputs other than quoted market prices that are observable; and
d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable
and	significant to the overall fair value measurement. These valuations, whether
derived	internally or obtained from a third party, use critical assumptions that are not
widely	available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. Related Party Transactions

On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S. registered investment companies previously managed by Directed Services LLC (“DSL”) Voya Investors Trust and Voya Partners, Inc., which in turn caused DSL and VRIAC to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue PDSL earned as investment adviser.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 follow:

	Purchases Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	$ 19 $	15
Invesco Oppenheimer V.I. Global Fund - Series I	1	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	47	33
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	68	205
Invesco V.I. American Franchise Fund - Series I	196	156
Invesco V.I. Core Equity Fund - Series I	210	137
American Funds® Insurance Series:
Growth Fund - Class 2	452	375
Growth-Income Fund - Class 2	135	42
International Fund - Class 2	96	7
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	365	244
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	4	23
Federated Government Money Fund II - Service Shares	40	62
Federated High Income Bond Fund II - Primary Shares	155	223
Federated Kaufmann Fund II - Primary Shares	107	109
Federated Managed Volatility Fund II - Primary Shares	67	284
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,567	5,019
Fidelity® VIP Index 500 Portfolio - Initial Class	1,268	3,809
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	12
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,101	930
Fidelity® VIP Growth Portfolio - Initial Class	2,707	1,759
Fidelity® VIP High Income Portfolio - Initial Class	8	17
Fidelity® VIP Overseas Portfolio - Initial Class	385	448
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	466	340
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	1	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	77	144
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	234	276
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	93	202
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,399	8,522
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	7,378	10,031

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases Sales
	(Dollars in thousands)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	$ 1,099.00	$ 778.00
Voya Global Perspectives® Portfolio - Class A	51	15
Voya Global Perspectives® Portfolio - Class I	60	10
Voya High Yield Portfolio - Institutional Class	15,708	984
Voya High Yield Portfolio - Service Class	231	3,759
Voya Large Cap Growth Portfolio - Institutional Class	22,338	20,876
Voya Large Cap Value Portfolio - Institutional Class	752	927
Voya Large Cap Value Portfolio - Service Class	217	241
Voya Retirement Conservative Portfolio - Adviser Class	1,257	322
Voya Retirement Growth Portfolio - Adviser Class	263	767
Voya Retirement Moderate Growth Portfolio - Adviser Class	369	948
Voya Retirement Moderate Portfolio - Adviser Class	466	652
Voya U.S. Stock Index Portfolio - Service Class	723	8
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	18	6
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	440	279
VY® Clarion Global Real Estate Portfolio - Institutional Class	222	138
VY® Clarion Global Real Estate Portfolio - Service Class	25	51
VY® Clarion Real Estate Portfolio - Service Class	309	233
VY® Invesco Growth and Income Portfolio - Service Class	259	303
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	224	225
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,236	1,087
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	721	2,993
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	765	356
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	7,849	4,917
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,726	2,634
VY® T. Rowe Price International Stock Portfolio - Service Class	610	577
VY® Templeton Global Growth Portfolio - Service Class	52	249
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	10,061	11,700
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,130	2,512
Voya Global Bond Portfolio - Service Class	2	3
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,118	1,407
Voya Solution 2025 Portfolio - Service Class	1035	401
Voya Solution 2035 Portfolio - Service Class	2,243	857
Voya Solution 2045 Portfolio - Service Class	2,106	291
Voya Solution 2055 Portfolio - Service Class	21	—
Voya Solution Income Portfolio - Service Class	284	448
Voya Solution Moderately Aggressive Portfolio - Service Class	45	4
VY® American Century Small-Mid Cap Value Portfolio - Service Class	671	587
VY® Baron Growth Portfolio - Service Class	3,241	3,020
VY® Columbia Contrarian Core Portfolio - Service Class	642	1,185
VY® Columbia Small Cap Value II Portfolio - Service Class	62	40
VY® Invesco Comstock Portfolio - Service Class	222	135
VY® Invesco Equity and Income Portfolio - Initial Class	5,010	8,333
VY® Invesco Oppenheimer Global Portfolio - Initial Class	11,831	9,459
VY® JPMorgan Mid Cap Value Portfolio - Service Class	597	491
VY® Pioneer High Yield Portfolio - Initial Class	1,594	12,181
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,886	6,595

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	$ 11,336	$ 27,254
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	962	952
Voya Strategic Allocation Growth Portfolio - Class I	1,170	885
Voya Strategic Allocation Moderate Portfolio - Class I	983	966
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	181	179
Voya Growth and Income Portfolio - Class I	27,682	34,870
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	195	576
Voya Euro STOXX 50® Index Portfolio - Class I	6	4
Voya Global Equity Portfolio - Class I	200	454
Voya Global Equity Portfolio - Class S	318	129
Voya Index Plus LargeCap Portfolio - Class I	8,234	9,772
Voya Index Plus MidCap Portfolio - Class I	880	831
Voya Index Plus SmallCap Portfolio - Class I	638	496
Voya International Index Portfolio - Class I	872	1,891
Voya International Index Portfolio - Class S	1	2
Voya Russell™ Large Cap Growth Index Portfolio - Class I	24,633	5,159
Voya Russell™ Large Cap Index Portfolio - Class I	2,613	2,641
Voya Russell™ Large Cap Value Index Portfolio - Class I	4,106	5,124
Voya Russell™ Large Cap Value Index Portfolio - Class S	64	152
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,793	78
Voya Russell™ Mid Cap Index Portfolio - Class I	602	158
Voya Russell™ Small Cap Index Portfolio - Class I	2,945	181
Voya Small Company Portfolio - Class I	2,938	4,104
Voya U.S. Bond Index Portfolio - Class I	329	330
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	2,205	2,637
Voya MidCap Opportunities Portfolio - Class S	404	704
Voya SmallCap Opportunities Portfolio - Class I	587	544
Voya SmallCap Opportunities Portfolio - Class S	620	687
Wanger Advisors Trust:
Wanger International	376	471
Wanger Select	395	698
Wanger USA	894	514

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Changes in Units

The changes in units outstanding were as follows:
			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	47,394	47,865	(471)	300,438	303,473	(3,035)
Invesco Oppenheimer V.I. Global Fund - Series I	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	104,096	105,176	(1,080)	236,954	240,074	(3,120)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	730	7,666	(6,936)	3,671	16,473	(12,802)
Invesco V.I. American Franchise Fund - Series I	30,778	31,921	(1,143)	25,623	24,120	1,503
Invesco V.I. Core Equity Fund - Series I	66,325	70,027	(3,702)	78,644	89,537	(10,893)
American Funds® Insurance Series:
Growth Fund - Class 2	18,075	20,210	(2,135)	22,448	3,108	19,340
Growth-Income Fund - Class 2	2,235	1,192	1,043	4,848	1,524	3,324
International Fund - Class 2	4,008	232	3,776	2,160	2,780	(620)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	11,722	9,092	2,630	24,515	12,021	12,494
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	6	990	(984)	7	484	(477)
Federated Government Money Fund II - Service Shares	7,860	9,756	(1,896)	11,993	18,899	(6,906)
Federated High Income Bond Fund II - Primary Shares	10,983	15,929	(4,946)	12,285	21,158	(8,873)
Federated Kaufmann Fund II - Primary Shares	17	3,052	(3,035)	20	5,285	(5,265)
Federated Managed Volatility Fund II - Primary Shares	14,892	22,803	(7,911)	153,898	110,556	43,342
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	44,483	136,415	(91,932)	131,158	214,385	(83,227)
Fidelity® VIP Index 500 Portfolio - Initial Class	12,547	63,283	(50,736)	13,919	58,134	(44,215)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	234	(234)	—	1,166	(1,166)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	16,321	29,179	(12,858)	27,867	38,666	(10,799)
Fidelity® VIP Growth Portfolio - Initial Class	62,859	63,772	(913)	158,324	133,666	24,658
Fidelity® VIP High Income Portfolio - Initial Class	73,441	74,180	(739)	78,877	79,675	(798)
Fidelity® VIP Overseas Portfolio - Initial Class	14,816	24,982	(10,166)	24,371	27,222	(2,851)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	7,052	11,431	(4,379)	8,985	7,918	1,067

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	2,004	5,848	(3,844)	2,993	19,284	(16,291)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	18,806	21,767	(2,961)	4,832	22,512	(17,680)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	4,798	11,278	(6,480)	1,983	2,397	(414)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	5,282,382	5,477,874	(195,492)	5,005,594	5,222,329	(216,735)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	4,281,155	4,448,523	(167,368)	2,036,885	2,671,472	(634,587)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	38,704	41,748	(3,044)	16,141	44,761	(28,620)
Voya Global Perspectives® Portfolio - Class A	3,699	1,200	2,499	645	7,556	(6,911)
Voya Global Perspectives® Portfolio - Class I	2,511	747	1,764	2,066	3,055	(989)
Voya High Yield Portfolio - Institutional Class	2,322,442	898,827	1,423,615	—	—	—
Voya High Yield Portfolio - Service Class	6,443	175,023	(168,580)	16,118	59,747	(43,629)
Voya Large Cap Growth Portfolio - Institutional Class	2,839,977	3,304,870	(464,893)	1,998,974	2,390,979	(392,005)
Voya Large Cap Value Portfolio - Institutional Class	10,303	48,471	(38,168)	21,395	76,886	(55,491)
Voya Large Cap Value Portfolio - Service Class	1,596	11,147	(9,551)	1,764	7,860	(6,096)
Voya Retirement Conservative Portfolio - Adviser Class	88,310	23,119	65,191	39,582	51,376	(11,794)
Voya Retirement Growth Portfolio - Adviser Class	945	44,433	(43,488)	1,069	39,466	(38,397)
Voya Retirement Moderate Growth Portfolio - Adviser Class	2,936	57,561	(54,625)	91,557	15,592	75,965
Voya Retirement Moderate Portfolio - Adviser Class	17,222	41,042	(23,820)	38,148	65,732	(27,584)
Voya U.S. Stock Index Portfolio - Service Class	69,809	344	69,465	51	1,380	(1,329)
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	1,151	413	738	1,586	12,121	(10,535)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	41,740	27,724	14,016	10,208	32,249	(22,041)
VY® Clarion Global Real Estate Portfolio - Institutional Class	11,367	8,710	2,657	11,888	25,254	(13,366)
VY® Clarion Global Real Estate Portfolio - Service Class	639	2,924	(2,285)	195	6,654	(6,459)
VY® Clarion Real Estate Portfolio - Service Class	13,898	13,556	342	10,046	39,099	(29,053)
VY® Invesco Growth and Income Portfolio - Service Class	5,773	14,058	(8,285)	6,799	16,672	(9,873)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	5,845	8,986	(3,141)	10,656	18,839	(8,183)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	51,361	71,065	(19,704)	133,265	127,230	6,035

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
Voya Investors Trust (continued):
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,422	99,281	(96,859)	13,177	11,299	1,878
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	8,960	12,293	(3,333)	28,750	15,769	12,981
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	221,359	205,539	15,820	300,017	305,677	(5,660)
VY® T. Rowe Price Equity Income Portfolio - Service Class	19,509	120,836	(101,327)	20,336	58,801	(38,465)
VY® T. Rowe Price International Stock Portfolio - Service Class	28,806	36,315	(7,509)	13,491	22,257	(8,766)
VY® Templeton Global Growth Portfolio - Service Class	637	19,450	(18,813)	—	6,726	(6,726)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	9,150,327	9,282,238	(131,911)	12,972,328	13,013,431	(41,103)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	874,550	999,320	(124,770)	1,379,782	1,547,391	(167,609)
Voya Global Bond Portfolio - Service Class	11,913	12,000	(87)	13,431	13,567	(136)
Voya International High Dividend Low Volatility Portfolio - Initial Class	693,403	795,100	(101,697)	782,015	926,077	(144,062)
Voya Solution 2025 Portfolio - Service Class	34,869	24,174	10,695	103,572	86,044	17,528
Voya Solution 2035 Portfolio - Service Class	73,845	46,593	27,252	86,677	109,343	(22,666)
Voya Solution 2045 Portfolio - Service Class	80,528	19,292	61,236	89,170	183,890	(94,720)
Voya Solution 2055 Portfolio - Service Class	1,171	—	1,171	—	—	—
Voya Solution Income Portfolio - Service Class	16,713	32,470	(15,757)	6,490	17,651	(11,161)
Voya Solution Moderately Aggressive Portfolio - Service Class	1,723	150	1,573	3,201	1,132	2,069
VY® American Century Small-Mid Cap Value Portfolio - Service Class	12,116	19,057	(6,941)	20,718	34,535	(13,817)
VY® Baron Growth Portfolio - Service Class	22,999	107,697	(84,698)	35,548	26,906	8,642
VY® Columbia Contrarian Core Portfolio - Service Class	4,371	50,374	(46,003)	3,201	12,524	(9,323)
VY® Columbia Small Cap Value II Portfolio - Service Class	703	1,896	(1,193)	1,693	6,404	(4,711)
VY® Invesco Comstock Portfolio - Service Class	2,701	5,896	(3,195)	4,417	4,245	172
VY® Invesco Equity and Income Portfolio - Initial Class	61,777	357,034	(295,257)	53,801	446,987	(393,186)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	1,106,935	1,391,467	(284,532)	1,761,459	2,054,609	(293,150)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	8,396	15,362	(6,966)	11,640	38,229	(26,589)
VY® Pioneer High Yield Portfolio - Initial Class	6,534,202	7,069,816	(535,614)	6,415,762	6,494,126	(78,364)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	51,740	183,993	(132,253)	50,704	201,516	(150,812)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	6,941,676	7,271,910	(330,234)	1,534,623	1,583,934	(49,311)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	713,523	719,191	(5,668)	1,121,095	1,148,002	(26,907)
Voya Strategic Allocation Growth Portfolio - Class I	445,592	455,551	(9,959)	1,773,197	1,848,294	(75,097)
Voya Strategic Allocation Moderate Portfolio - Class I	662,753	685,629	(22,876)	820,260	828,308	(8,048)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	696,072	703,049	(6,977)	683,329	690,367	(7,038)
Voya Growth and Income Portfolio - Class I	7,946,837	8,483,220	(536,383)	6,345,606	7,032,034	(686,428)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	18,892	52,753	(33,861)	46,980	15,805	31,175
Voya Euro STOXX 50® Index Portfolio - Class I	94	308	(214)	637	97	540
Voya Global Equity Portfolio - Class I	6,680	36,791	(30,111)	12,147	42,879	(30,732)
Voya Global Equity Portfolio - Class S	21,717	9,910	11,807	394	14,417	(14,023)
Voya Index Plus LargeCap Portfolio - Class I	5,860,200	6,101,400	(241,200)	6,750,140	6,714,338	35,802
Voya Index Plus MidCap Portfolio - Class I	12,580	24,577	(11,997)	13,811	55,883	(42,072)
Voya Index Plus SmallCap Portfolio - Class I	7,190	19,327	(12,137)	13,554	25,618	(12,064)
Voya International Index Portfolio - Class I	754,799	819,826	(65,027)	1,054,006	1,083,087	(29,081)
Voya International Index Portfolio - Class S	—	71	(71)	—	77	(77)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	6,175,043	5,741,248	433,795	382,506	457,984	(75,478)
Voya Russell™ Large Cap Index Portfolio - Class I	940,852	952,315	(11,463)	1,526,906	1,559,046	(32,140)
Voya Russell™ Large Cap Value Index Portfolio - Class I	89,717	286,847	(197,130)	26,472	330,950	(304,478)
Voya Russell™ Large Cap Value Index Portfolio - Class S	—	4,868	(4,868)	—	4,590	(4,590)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	169,389	2,684	166,705	2,345	28,414	(26,069)
Voya Russell™ Mid Cap Index Portfolio - Class I	10,714	6,557	4,157	8,840	18,396	(9,556)
Voya Russell™ Small Cap Index Portfolio - Class I	263,462	7,920	255,542	10,813	10,796	17
Voya Small Company Portfolio - Class I	584,988	659,597	(74,609)	941,205	1,003,484	(62,279)
Voya U.S. Bond Index Portfolio - Class I	22,809	24,985	(2,176)	20,075	33,083	(13,008)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,301,942	1,406,843	(104,901)	2,567,147	2,679,395	(112,248)
Voya MidCap Opportunities Portfolio - Class S	1,339	24,430	(23,091)	4,997	13,697	(8,700)
Voya SmallCap Opportunities Portfolio - Class I	14,491	24,095	(9,604)	15,294	16,191	(897)
Voya SmallCap Opportunities Portfolio - Class S	16,495	34,977	(18,482)	4,899	13,907	(9,008)
Wanger Advisors Trust:
Wanger International	16,490	32,739	(16,249)	23,562	34,261	(10,699)
Wanger Select	5,100	24,957	(19,857)	7,627	5,892	1,735
Wanger USA	19,673	16,887	2,786	27,133	16,464	10,669

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2019, 2018, 2017, 2016, and 2015, follows:

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2019	5	$25.21	to	$33.15	$137	—	0.80%	to	1.25%	37.61%	to	38.24%
2018	5	$18.32	to	$23.98	$109	—	0.80%	to	1.25%	-7.24%	to	-6.84%
2017	8	$19.75	to	$25.74	$179	—	0.80%	to	1.25%	27.17%	to	27.74%
2016	7	$15.53	to	$20.15	$115	—	0.80%	to	1.25%	1.04%	to	1.51%
2015	7	$15.37	to	$19.85	$114	—	0.80%	to	1.25%	5.27%	to	5.75%
Invesco Oppenheimer V.I. Global Fund - Series I
2019	—		$25.02		$7	0.92%		1.00%			30.45%
2018	—		$19.18		$5	—		1.00%			-14.03%
2017	—		$22.31		$6	0.94%		1.00%			35.29%
2016	—		$16.49		$5	1.00%		1.00%			-0.90%
2015	—		$16.64		$5	—		1.00%			2.91%
Invesco Oppenheimer V.I. Main Street Fund - Series I
2019	10	$24.49	to	$30.28	$264	1.09%	0.80%	to	1.25%	30.47%	to	31.03%
2018	11	$18.77	to	$23.11	$224	1.12%	0.80%	to	1.25%	-9.06%	to	-8.62%
2017	14	$20.64	to	$25.29	$313	1.27%	0.80%	to	1.25%	15.44%	to	15.96%
2016	16	$17.88	to	$21.81	$302	1.11%	0.80%	to	1.25%	10.23%	to	10.71%
2015	18	$16.22	to	$19.70	$314	0.92%	0.80%	to	1.25%	2.01%	to	2.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2019	16	$28.16	to	$33.17	$483	0.22%	0.10%	to	1.25%	24.88%	to	26.33%
2018	23	$22.42	to	$26.43	$552	0.39%	0.10%	to	1.25%	-11.45%	to	-10.41%
2017	35	$25.18	to	$29.69	$993	0.89%	0.10%	to	1.25%	12.74%	to	14.05%
2016	40	$22.21	to	$26.21	$996	0.43%	0.10%	to	1.25%	16.60%	to	17.92%
2015	65	$18.95	to	$22.37	$1,352	0.92%	0.10%	to	1.25%	-7.06%	to	-5.99%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I
2019	12	$24.58	to	$98.75	$913	—	0.10%	to	1.25%	35.04%	to	36.62%
2018	13	$18.20	to	$72.28	$738	—	0.10%	to	1.25%	-4.82%	to	-3.72%
2017	11	$19.12	to	$75.07	$647	0.14%	0.10%	to	1.25%	25.71%	to	27.22%
2016	18	$15.21	to	$59.01	$886	—	0.10%	to	1.50%	1.00%	to	2.16%
2015	19	$15.06	to	$57.76	$928	—	0.10%	to	1.25%	3.70%	to	4.90%
Invesco V.I. Core Equity Fund - Series I
2019	62	$18.65	to	$26.14	$1,369	1.00%	0.10%	to	1.50%	27.04%	to	28.78%
2018	66	$14.68	to	$20.53	$1,138	0.92%	0.10%	to	1.50%	-10.71%	to	-9.48%
2017	77	$16.44	to	$27.62	$1,461	0.99%	0.10%	to	1.50%	11.46%	to	13.07%
2016	89	$14.75	to	$24.63	$1,489	0.77%	0.10%	to	1.50%	8.62%	to	10.16%
2015	88	$13.58	to	$22.55	$1,370	1.11%	0.10%	to	1.50%	-7.18%	to	-5.88%
Growth Fund - Class 2
2019	61	$20.04	to	$21.39	$1,287	0.76%	0.10%	to	1.25%	29.12%	to	30.67%
2018	63	$15.52	to	$16.37	$1,022	0.58%	0.10%	to	1.25%	-1.46%	to	-0.37%
2017	44	$15.75	to	$16.43	$713	0.69%	0.10%	to	1.25%	26.71%	to	28.16%
2016	8	$12.43	to	$12.82	$100	0.56%	0.10%	to	1.25%	8.09%	to	9.39%
2015	11	$11.50	to	$11.72	$134	0.89%	0.10%	to	1.25%	5.50%	to	6.74%
Growth-Income Fund - Class 2
2019	13		$40.12		$540	1.77%		0.10%			26.01%
2018	12		$31.84		$395	0.02%		0.10%			-1.88%
2017	9		$32.45		$295	0.02%		0.10%			22.27%
2016	3		$26.54		$88	0.01%		0.10%			11.42%
2015	5		$23.82		$118	0.02%		0.10%			1.36%
International Fund - Class 2
2019	12		$23.51		$290	1.73%		0.10%			22.77%
2018	9		$19.15		$164	1.63%		0.10%			-13.23%
2017	9		$22.07		$203	1.56%		0.10%			32.00%
2016	3		$16.72		$54	1.79%		0.10%			3.47%
2015	2		$16.16		$40	2.82%		0.10%			-4.66%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2019	74	$21.11	to	$49.46	$2,426	1.59%	0.75%	to	1.50%	6.63%	to	23.46%
2018	72	$17.14	to	$40.06	$1,950	1.96%	0.75%	to	1.40%	-4.01%	to	-3.38%
2017	59	$17.79	to	$41.46	$1,519	1.98%	0.10%	to	1.40%	10.44%	to	11.88%
2016	70	$15.68	to	$37.30	$1,605	2.26%	0.10%	to	1.50%	6.24%	to	7.80%
2015	56	$14.64	to	$34.84	$983	0.09%	0.10%	to	1.50%	-3.65%	to	-2.29%
Federated Fund for U.S. Government Securities II - Primary Shares
2019	6		$20.63		$131	2.56%		1.40%			4.40%
2018	7		$19.76		$145	2.66%		1.40%			-0.95%
2017	8		$19.95		$156	2.28%		1.40%			0.50%
2016	9		$19.85		$188	3.51%		1.40%			0.20%
2015	30		$19.81		$589	2.79%		1.40%			-0.90%
Federated Government Money Fund II - Service Shares
2019	31	$9.13	to	$12.13	$378	1.63%	1.25%	to	1.40%	0.25%	to	0.44%
2018	33	$9.09	to	$12.10	$400	1.13%	1.25%	to	1.40%		-0.25%
2017	40	$9.09	to	$12.13	$484	0.31%	1.25%	to	1.40%	-1.06%	to	-0.98%
2016	44	$9.18	to	$12.26	$537	—	1.25%	to	1.40%	-1.37%	to	-1.29%
2015	70	$9.30	to	$12.43	$873	—	1.25%	to	1.40%	-1.43%	to	-1.17%
Federated High Income Bond Fund II - Primary Shares
2019	57	$12.26	to	$39.85	$1,533	6.35%	0.10%	to	1.40%	3.50%	to	14.44%
2018	62	$10.84	to	$35.23	$1,488	7.77%	0.10%	to	1.40%	-4.63%	to	-3.38%
2017	71	$11.25	to	$36.89	$1,806	6.73%	0.10%	to	1.50%	5.44%	to	6.77%
2016	65	$10.74	to	$34.93	$1,822	7.69%	0.10%	to	1.40%	13.22%	to	14.02%
2015	108	$9.44	to	$30.81	$3,031	6.03%	0.70%	to	1.50%	-3.97%	to	-3.76%
Federated Kaufmann Fund II - Primary Shares
2019	37		$33.06		$1,235	—		1.40%			31.92%
2018	40		$25.06		$1,012	—		1.40%			2.37%
2017	46		$24.48		$1,118	—		1.40%			26.58%
2016	58		$19.34		$1,119	—		1.40%			2.22%
2015	67		$18.92		$1,260	—		1.40%			4.88%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Managed Volatility Fund II - Primary Shares
2019	88	$31.88	to	$33.08	$2,806	2.11%	1.25%	to	1.40%	18.56%	to	18.74%
2018	96	$26.89	to	$27.86	$2,580	1.98%	1.25%	to	1.40%	-9.80%	to	-9.63%
2017	53	$29.81	to	$30.83	$1,566	4.04%	1.25%	to	1.40%	16.49%	to	16.65%
2016	71	$25.59	to	$26.43	$1,816	4.80%	1.25%	to	1.40%	6.18%	to	6.32%
2015	86	$24.10	to	$24.86	$2,066	4.54%	1.25%	to	1.40%	-8.85%	to	-8.70%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2019	811	$27.63	to	$89.55	$34,638	0.47%	0.10%	to	1.50%	29.62%	to	31.46%
2018	903	$21.15	to	$68.57	$30,036	0.73%	0.10%	to	1.50%	-7.78%	to	-6.49%
2017	986	$22.75	to	$73.79	$36,495	1.00%	0.10%	to	1.50%	20.07%	to	21.73%
2016	1,041	$18.80	to	$61.00	$32,434	0.72%	0.10%	to	1.50%	6.41%	to	7.93%
2015	1,293	$17.53	to	$56.91	$38,170	1.03%	0.10%	to	1.50%	-0.83%	to	0.55%
Fidelity® VIP Index 500 Portfolio - Initial Class
2019	290	$55.63	to	$64.70	$18,361	1.93%	1.25%	to	1.40%	29.50%	to	29.70%
2018	340	$42.89	to	$49.96	$16,670	1.90%	1.25%	to	1.40%	-5.84%	to	-5.69%
2017	384	$45.48	to	$53.06	$20,011	1.77%	1.25%	to	1.40%	20.02%	to	20.19%
2016	425	$37.84	to	$44.21	$18,448	1.37%	1.25%	to	1.40%	10.30%	to	10.48%
2015	496	$34.25	to	$40.08	$19,508	1.98%	1.25%	to	1.40%	-0.10%	to	0.06%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2019	16		$25.16		$399	2.75%		1.40%			8.12%
2018	16		$23.27		$375	2.29%		1.40%			-1.94%
2017	17		$23.73		$410	2.33%		1.40%			2.77%
2016	19		$23.09		$446	2.27%		1.40%			3.26%
2015	22		$22.36		$491	2.53%		1.40%			-1.97%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2019	294	$23.56	to	$54.67	$9,846	2.05%	0.10%	to	1.50%	25.52%	to	27.31%
2018	307	$18.62	to	$43.22	$8,248	2.30%	0.10%	to	1.50%	-9.65%	to	-8.41%
2017	317	$20.44	to	$47.49	$9,804	1.69%	0.10%	to	1.50%	11.20%	to	12.81%
2016	360	$18.23	to	$42.38	$10,017	2.06%	0.10%	to	1.50%	16.25%	to	17.92%
2015	468	$15.56	to	$36.18	$11,270	1.27%	0.10%	to	1.50%	-5.39%	to	-4.11%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2019	457	$31.60	to	$66.19	$19,424	0.27%	0.10%	to	1.50%	32.30%	to	34.15%
2018	458	$23.69	to	$49.65	$14,516	0.27%	0.10%	to	1.50%	-1.66%	to	-0.28%
2017	433	$23.90	to	$50.11	$14,072	0.22%	0.10%	to	1.50%	33.15%	to	35.05%
2016	432	$17.81	to	$37.36	$10,441	0.04%	0.10%	to	1.50%	-0.71%	to	0.70%
2015	509	$17.79	to	$37.34	$12,603	0.25%	0.10%	to	1.50%	5.60%	to	7.04%
Fidelity® VIP High Income Portfolio - Initial Class
2019	7	$18.96	to	$23.02	$141	5.16%	0.80%	to	1.25%	13.67%	to	14.19%
2018	8	$16.68	to	$20.16	$137	5.42%	0.80%	to	1.25%	-4.47%	to	-4.05%
2017	9	$17.46	to	$21.01	$158	5.24%	0.80%	to	1.25%	5.56%	to	6.06%
2016	9	$16.54	to	$19.81	$165	5.17%	0.80%	to	1.25%	13.21%	to	13.72%
2015	11	$14.61	to	$17.42	$163	6.84%	0.80%	to	1.25%	-4.82%	to	-4.39%
Fidelity® VIP Overseas Portfolio - Initial Class
2019	162	$14.62	to	$31.31	$3,284	1.73%	0.10%	to	1.50%	25.89%	to	27.66%
2018	173	$11.52	to	$24.69	$2,774	1.64%	0.10%	to	1.50%	-16.09%	to	-14.91%
2017	175	$13.62	to	$29.20	$3,436	1.57%	0.10%	to	1.50%	28.34%	to	30.19%
2016	162	$10.53	to	$22.58	$2,353	1.29%	0.10%	to	1.50%	-6.47%	to	-5.20%
2015	204	$11.17	to	$23.97	$3,092	1.30%	0.10%	to	1.50%	2.07%	to	3.53%
Franklin Small Cap Value VIP Fund - Class 2
2019	66	$24.75	to	$42.24	$2,020	1.02%	0.10%	to	1.50%	24.47%	to	26.20%
2018	70	$19.72	to	$33.68	$1,781	0.93%	0.10%	to	1.50%	-14.17%	to	-12.95%
2017	69	$22.80	to	$38.96	$2,097	0.48%	0.10%	to	1.50%	8.99%	to	10.53%
2016	96	$20.75	to	$35.47	$2,745	0.81%	0.10%	to	1.50%	28.26%	to	30.05%
2015	107	$16.05	to	$27.45	$2,294	0.60%	0.10%	to	1.50%	-8.78%	to	-7.46%
Janus Henderson Balanced Portfolio - Institutional Shares
2019	—		$26.19		$12	1.95%		1.00%			21.36%
2018	—		$21.58		$10	—		1.00%			-0.32%
2017	—		$21.65		$10	1.62%		1.00%			17.22%
2016	—		$18.47		$9	2.19%		1.00%			3.59%
2015	—		$17.83		$8	—		1.00%			-0.39%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2019	54	$21.13	to	$26.77	$1,261	0.93%	0.10%	to	1.25%	21.14%	to	22.51%
2018	58	$17.35	to	$21.99	$1,115	0.63%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017	74	$20.57	to	$26.08	$1,720	0.60%	0.10%	to	1.50%	5.25%	to	6.73%
2016	79	$19.39	to	$24.59	$1,735	0.47%	0.10%	to	1.50%	14.66%	to	16.28%
2015	92	$16.77	to	$24.42	$1,746	0.58%	0.10%	to	1.50%	-5.21%	to	-3.87%
PIMCO VIT Real Return Portfolio - Administrative Class
2019	126	$13.59	to	$16.73	$1,879	1.69%	0.10%	to	1.25%	7.13%	to	8.37%
2018	129	$12.62	to	$15.54	$1,798	2.50%	0.10%	to	1.25%	-3.41%	to	-2.32%
2017	147	$12.99	to	$16.01	$2,115	2.41%	0.10%	to	1.25%	2.33%	to	3.52%
2016	168	$12.62	to	$15.56	$2374	2.29%	0.10%	to	1.25%	3.91%	to	5.12%
2015	183	$12.08	to	$14.91	$2,482	3.90%	0.10%	to	1.50%	-4.14%	to	-2.83%
Pioneer High Yield VCT Portfolio - Class I
2019	34	$19.63	to	$22.78	$708	5.10%	0.10%	to	1.50%	12.74%	to	14.34%
2018	41	$17.27	to	$20.06	$752	4.78%	0.10%	to	1.50%	-4.72%	to	-3.40%
2017	41	$17.99	to	$20.90	$795	4.86%	0.10%	to	1.50%	5.60%	to	7.11%
2016	33	$16.89	to	$19.63	$581	5.13%	0.10%	to	1.50%	12.48%	to	14.12%
2015	37	$14.89	to	$17.32	$584	4.72%	0.10%	to	1.50%	-5.37%	to	-4.05%
Voya Balanced Portfolio - Class I
2019	1,148	$15.36	to	$66.25	$46,097	2.45%	0.10%	to	2.25%	16.45%	to	19.00%
2018	1,344	$13.19	to	$56.14	$45,130	2.25%	0.10%	to	2.25%	-8.91%	to	-6.93%
2017	1,561	$14.48	to	$60.83	$56,439	2.61%	0.10%	to	2.25%	12.16%	to	14.64%
2016	1,712	$12.91	to	$53.52	$54,205	1.78%	0.10%	to	2.25%	5.47%	to	7.68%
2015	2,066	$12.24	to	$50.11	$58,918	1.99%	0.10%	to	2.25%	-4.08%	to	-1.92%
Voya Intermediate Bond Portfolio - Class I
2019	2,858	$10.76	to	$123.65	$69,710	3.44%	0.10%	to	2.25%	7.38%	to	9.70%
2018	3,025	$9.86	to	$113.81	$68,299	3.58%	0.10%	to	2.25%	-2.74%	to	-0.63%
2017	3,660	$9.97	to	$115.70	$83,897	3.37%	0.10%	to	2.25%	2.69%	to	4.96%
2016	4,164	$14.31	to	$111.36	$91,044	2.32%	0.10%	to	2.25%	1.98%	to	4.20%
2015	4,656	$13.81	to	$107.92	$98,386	3.45%	0.10%	to	2.25%	-1.63%	to	0.48%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Income Portfolio - Service Class
2019		262	$15.49	to	$19.58	$4,731	4.71%	0.95%	to	1.40%	16.73%	to	17.32%
2018		265	$13.27	to	$16.69	$4,134	5.25%	0.95%	to	1.40%	-6.36%	to	-5.97%
2017		294	$14.17	to	$17.75	$4,851	4.49%	0.95%	to	1.40%	8.79%	to	9.30%
2016		342	$13.02	to	$16.24	$5,178	6.48%	0.95%	to	1.40%	14.01%	to	14.61%
2015		381	$11.42	to	$14.17	$5,050	4.70%	0.95%	to	1.40%	-7.69%	to	-7.26%
Voya Global Perspectives® Portfolio - Class A
2019		10	$12.48	to	$12.82	$127	2.69%	0.95%	to	1.40%	16.31%	to	16.86%
2018		8	$10.73	to	$10.97	$83	3.13%	0.95%	to	1.40%	-8.84%	to	-8.43%
2017		15	$11.77	to	$11.98	$173	1.90%	0.95%	to	1.40%	13.06%	to	13.55%
2016		37	$10.41	to	$10.55	$385	3.35%	0.95%	to	1.40%	4.94%	to	5.50%
2015		14	$9.92	to	$10.00	$143	2.46%	0.95%	to	1.40%	-4.98%	to	-4.58%
Voya Global Perspectives® Portfolio - Class I
2019		31	$12.42	to	$13.25	$414	3.58%	0.10%	to	1.25%	16.84%	to	18.20%
2018		29	$10.63	to	$11.21	$330	3.15%	0.10%	to	1.25%		-7.36%
2017		30	$11.79	to	$12.10	$368	0.98%	0.10%	to	0.80%	14.02%	to	14.91%
2016		7	$10.21	to	$10.53	$76	2.84%	0.10%	to	1.25%		6.69%
2015		4		$9.87		$42	2.11%		0.10%			-3.42%
Voya High Yield Portfolio - Institutional Class
2019	5/22/2019	1,424	$10.47	to	$10.55	$14,928	(e)	0.10%	to	1.40%		(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
Voya Large Cap Growth Portfolio - Institutional Class
2019		3,088	$30.02	to	$47.33	$126,506	0.69%	0.10%	to	1.90%	30.25%	to	32.62%
2018		3,553	$22.96	to	$35.99	$111,177	0.66%	0.10%	to	1.90%	-3.37%	to	-1.56%
2017		3,945	$23.66	to	$36.89	$127,168	0.64%	0.10%	to	1.90%	27.27%	to	29.61%
2016		4,413	$18.51	to	$28.70	$110,998	0.55%	0.10%	to	1.90%	1.99%	to	3.85%
2015		5,191	$18.07	to	$27.87	$127,018	0.56%	0.10%	to	1.90%	4.36%	to	6.27%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2019	339	$17.36	to	$25.18	$6,991	2.11%	0.10%	to	1.50%	23.21%	to	25.02%
2018	377	$14.09	to	$20.14	$6,277	2.01%	0.10%	to	1.50%	-9.16%	to	-7.91%
2017	432	$15.51	to	$21.87	$7,848	2.39%	0.10%	to	1.50%	11.82%	to	13.43%
2016	495	$13.87	to	$19.28	$7,923	2.29%	0.10%	to	1.50%	12.22%	to	13.75%
2015	575	$12.36	to	$16.95	$8,185	1.74%	0.10%	to	1.50%	-5.86%	to	-4.56%
Voya Large Cap Value Portfolio - Service Class
2019	103	$20.72	to	$21.58	$2,167	1.90%	0.95%	to	1.40%	23.04%	to	23.60%
2018	112	$16.84	to	$17.46	$1,922	1.83%	0.95%	to	1.40%	-9.32%	to	-8.87%
2017	118	$18.57	to	$19.16	$2,230	2.03%	0.95%	to	1.40%	11.67%	to	12.11%
2016	152	$16.63	to	$17.09	$2,561	2.08%	0.95%	to	1.40%	11.99%	to	12.51%
2015	174	$14.59	to	$15.19	$2,617	2.14%	0.95%	to	1.75%	-6.35%	to	-5.53%
Voya Retirement Conservative Portfolio - Adviser Class
2019	264	$13.18	to	$13.77	$3,541	1.66%	0.95%	to	1.45%	11.98%	to	12.50%
2018	199	$11.77	to	$12.24	$2,383	1.83%	0.95%	to	1.45%	-4.15%	to	-3.62%
2017	211	$12.28	to	$12.70	$2,634	1.33%	0.95%	to	1.45%	6.21%	to	6.72%
2016	228	$11.56	to	$11.90	$2,671	1.46%	0.95%	to	1.45%	3.12%	to	3.66%
2015	224	$11.21	to	$11.48	$2,542	1.55%	0.95%	to	1.45%	-2.26%	to	-1.71%
Voya Retirement Growth Portfolio - Adviser Class
2019	134	$16.00	to	$18.31	$2,354	1.98%	0.95%	to	1.40%	19.85%	to	20.38%
2018	177	$13.35	to	$15.21	$2,603	1.68%	0.95%	to	1.40%	-8.82%	to	-8.37%
2017	216	$14.63	to	$16.60	$3,476	1.56%	0.95%	to	1.40%	15.02%	to	15.60%
2016	291	$12.72	to	$14.36	$4,078	2.18%	0.95%	to	1.40%	5.82%	to	6.29%
2015	309	$12.02	to	$13.51	$4,082	1.73%	0.95%	to	1.40%	-3.46%	to	-2.95%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2019	229	$15.49	to	$17.99	$3,891	1.87%	0.95%	to	1.45%	18.28%	to	18.90%
2018	284	$13.09	to	$15.13	$4,062	2.02%	0.95%	to	1.45%	-7.67%	to	-7.23%
2017	208	$14.17	to	$16.31	$3,250	1.84%	0.95%	to	1.45%	12.84%	to	13.50%
2016	237	$12.55	to	$14.37	$3,289	2.13%	0.95%	to	1.45%	5.30%	to	5.82%
2015	245	$11.91	to	$13.58	$3,257	1.56%	0.95%	to	1.45%	-3.02%	to	-2.58%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Portfolio - Adviser Class
2019	212	$14.25	to	$16.59	$3,407	1.86%	0.95%	to	1.40%	15.48%	to	16.01%
2018	236	$12.34	to	$14.30	$3,270	1.92%	0.95%	to	1.40%	-6.42%	to	-5.98%
2017	264	$13.18	to	$15.21	$3,924	1.66%	0.95%	to	1.40%	10.23%	to	10.78%
2016	283	$11.95	to	$13.73	$3,805	1.93%	0.95%	to	1.40%	4.24%	to	4.81%
2015	341	$11.46	to	$13.10	$4,363	0.85%	0.95%	to	1.40%	-2.96%	to	-2.53%
Voya U.S. Stock Index Portfolio - Service Class
2019	71	$10.36	to	$32.32	$758	2.33%	0.75%	to	1.40%	1.87%	to	29.80%
2018	1		$26.36		$31	2.02%		0.75%			-5.54%
2017	3		$21.91		$68	1.38%		0.75%			20.31%
2016	4		$19.83		$77	1.67%		0.75%			10.49%
2015	4		$19.83		$86	1.16%		0.75%			0.15%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2019	13		$12.38		$161	2.44%		0.75%			7.47%
2018	12		$11.52		$141	2.93%		0.75%			-2.46%
2017	23		$11.81		$269	1.58%		0.75%			1.90%
2016	24		$11.59		$275	—		0.75%			3.21%
2015	28		$11.23		$315	1.25%		0.75%			-3.11%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2019	167	$10.39	to	$10.81	$1,758	2.14%	0.95%	to	1.40%	6.67%	to	7.14%
2018	153	$9.74	to	$10.09	$1,511	2.00%	0.95%	to	1.40%	-3.47%	to	-2.98%
2017	175	$10.09	to	$10.40	$1,785	1.23%	0.95%	to	1.40%	1.00%	to	1.46%
2016	197	$9.99	to	$10.25	$1,983	—	0.95%	to	1.40%	2.25%	to	2.71%
2015	190	$9.77	to	$9.98	$1,874	1.28%	0.95%	to	1.40%	-4.03%	to	-3.57%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2019	107	$16.19	to	$18.55	$1,868	2.97%	0.10%	to	1.25%	23.12%	to	24.58%
2018	105	$13.15	to	$14.89	$1,469	5.18%	0.10%	to	1.25%	-9.62%	to	-8.59%
2017	118	$14.55	to	$16.29	$1,816	3.72%	0.10%	to	1.25%	9.40%	to	10.67%
2016	129	$13.30	to	$14.72	$1,795	1.36%	0.10%	to	1.25%	-0.37%	to	0.82%
2015	139	$13.35	to	$14.60	$1,926	3.00%	0.10%	to	1.25%	-2.63%	to	-1.55%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service Class
2019	34	$16.66	to	$17.73	$587	2.68%	0.95%	to	1.40%	22.68%	to	23.21%
2018	37	$13.58	to	$14.39	$510	4.92%	0.95%	to	1.40%	-10.07%	to	-9.61%
2017	43	$15.10	to	$15.92	$668	3.32%	0.95%	to	1.40%	8.95%	to	9.42%
2016	50	$13.86	to	$14.55	$714	1.17%	0.95%	to	1.40%	-0.79%	to	-0.34%
2015	54	$13.97	to	$14.60	$774	3.06%	0.95%	to	1.40%	-3.05%	to	-2.60%
VY® Clarion Real Estate Portfolio - Service Class
2019	135	$20.60	to	$24.97	$3,223	2.12%	0.10%	to	1.25%	26.61%	to	28.05%
2018	135	$16.27	to	$19.50	$2,522	2.47%	0.10%	to	1.25%	-8.80%	to	-7.76%
2017	164	$17.84	to	$21.14	$3,308	1.96%	0.10%	to	1.25%	3.84%	to	5.07%
2016	226	$17.18	to	$20.12	$4,327	1.49%	0.10%	to	1.25%	2.94%	to	4.14%
2015	225	$16.29	to	$19.32	$4,168	1.24%	0.10%	to	1.50%	1.43%	to	2.82%
VY® Invesco Growth and Income Portfolio - Service Class
2019	43	$23.73	to	$26.49	$1,069	2.45%	0.10%	to	1.25%	23.17%	to	24.63%
2018	52	$19.16	to	$21.40	$1,032	1.37%	0.10%	to	1.25%	-14.65%	to	-13.68%
2017	62	$22.32	to	$24.95	$1,449	2.25%	0.10%	to	1.25%	12.44%	to	13.80%
2016	54	$19.74	to	$22.07	$1,125	1.92%	0.10%	to	1.50%	18.18%	to	19.80%
2015	56	$16.58	to	$18.54	$978	3.27%	0.10%	to	1.50%	-4.41%	to	-3.06%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2019	72	$24.37	to	$24.90	$1,764	0.14%	1.25%	to	1.40%	30.25%	to	30.50%
2018	75	$18.71	to	$19.08	$1,413	0.90%	1.25%	to	1.40%	-17.76%	to	-17.65%
2017	84	$22.75	to	$23.17	$1,904	0.70%	1.25%	to	1.40%	41.39%	to	41.54%
2016	91	$16.09	to	$16.36	$1,475	1.57%	1.25%	to	1.40%	11.66%	to	11.83%
2015	110	$14.41	to	$14.63	$1,593	1.52%	1.25%	to	1.40%	-16.75%	to	-16.64%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2019	555	$15.50	to	$31.63	$10,328	0.01%	0.10%	to	1.50%	15.68%	to	31.62%
2018	575	$11.85	to	$24.19	$8,168	0.62%	0.10%	to	1.40%	-17.93%	to	-16.85%
2017	569	$14.34	to	$29.28	$10,098	0.45%	0.10%	to	1.50%	40.90%	to	42.79%
2016	495	$10.10	to	$20.63	$6,373	1.15%	0.10%	to	1.50%	11.24%	to	12.90%
2015	532	$9.00	to	$18.40	$6,190	1.23%	0.10%	to	1.50%	-17.04%	to	-15.91%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2019	61	$29.69	to	$35.68	$2,081	0.67%	0.10%	to	1.50%	24.50%	to	26.26%
2018	65	$23.66	to	$28.44	$1,741	0.37%	0.10%	to	1.50%	-11.64%	to	-10.59%
2017	52	$26.63	to	$32.03	$1,540	0.43%	0.10%	to	1.25%	14.12%	to	15.40%
2016	44	$23.20	to	$27.93	$1,130	0.46%	0.10%	to	1.25%	20.05%	to	21.49%
2015	47	$19.22	to	$23.14	$998	0.19%	0.10%	to	1.50%	-5.11%	to	-3.76%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2019	1,693	$22.04	to	$34.37	$48,711	1.53%	0.10%	to	1.50%	22.52%	to	24.21%
2018	1,677	$17.91	to	$27.85	$39,274	2.22%	0.10%	to	1.50%	-1.02%	to	0.45%
2017	1,683	$18.08	to	$27.92	$39,208	1.25%	0.10%	to	1.50%	13.40%	to	14.97%
2016	1,626	$15.94	to	$24.44	$33,131	1.39%	0.10%	to	1.50%	6.47%	to	7.90%
2015	1,516	$14.97	to	$22.79	$29,174	1.33%	0.10%	to	1.50%	3.65%	to	5.14%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2019	123	$23.85	to	$35.00	$3,510	2.79%	0.10%	to	1.25%	24.85%	to	26.32%
2018	224	$16.75	to	$27.89	$4,653	2.06%	0.10%	to	1.40%	-10.62%	to	-9.40%
2017	263	$18.74	to	$30.99	$6,132	2.07%	0.10%	to	1.40%	14.62%	to	16.09%
2016	274	$16.35	to	$26.86	$5,532	2.19%	0.10%	to	1.50%	17.01%	to	18.66%
2015	295	$13.96	to	$22.79	$5,095	2.04%	0.10%	to	1.50%	-8.28%	to	-6.97%
VY® T. Rowe Price International Stock Portfolio - Service Class
2019	153	$14.12	to	$22.10	$2,629	0.75%	0.10%	to	1.40%	25.85%	to	27.55%
2018	161	$11.22	to	$17.45	$2,173	1.76%	0.10%	to	1.40%	-15.35%	to	-14.26%
2017	169	$13.25	to	$20.47	$2,702	1.17%	0.10%	to	1.40%	26.07%	to	27.77%
2016	164	$10.51	to	$16.13	$2,111	1.39%	0.10%	to	1.40%	0.47%	to	1.82%
2015	181	$10.46	to	$15.95	$2,301	0.98%	0.10%	to	1.40%	-2.37%	to	-1.08%
Voya Government Money Market Portfolio - Class I
2019	2,561	$9.29	to	$15.88	$31,539	1.81%	0.10%	to	1.90%	0.11%	to	1.84%
2018	2,693	$9.28	to	$15.70	$33,178	1.47%	0.10%	to	1.90%	-0.43%	to	1.47%
2017	2,734	$9.32	to	$15.57	$33,570	0.57%	0.10%	to	1.90%	-1.27%	to	0.49%
2016	2,945	$9.44	to	$15.59	$36,520	0.08%	0.10%	to	1.90%	-1.77%	to	0.10%
2015	3,275	$9.61	to	$15.68	$41,143	—	0.10%	to	1.90%	-1.84%	to	-0.10%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2019	887	$13.10	to	$16.16	$13,381	2.89%	0.10%	to	2.25%	5.48%	to	7.83%
2018	1,012	$12.42	to	$15.15	$14,329	3.68%	0.10%	to	2.25%	-4.17%	to	-2.13%
2017	1,179	$12.96	to	$15.59	$17,251	2.53%	0.10%	to	2.25%	7.20%	to	9.56%
2016	1,239	$12.09	to	$14.32	$16,720	1.77%	0.10%	to	2.25%	3.96%	to	6.19%
2015	1,370	$11.53	to	$13.58	$17,581	—	0.10%	to	2.25%	-6.44%	to	-4.42%
Voya Global Bond Portfolio - Service Class
2019	1		$14.55		$21	2.66%		1.25%			6.28%
2018	2		$13.69		$21	4.55%		1.25%			-3.39%
2017	2		$14.17		$23	2.33%		1.25%			7.92%
2016	2		$13.13		$23	0.84%		1.25%			4.70%
2015	5		$12.54		$66	—		1.25%			-5.64%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2019	771	$10.19	to	$13.98	$8,824	2.16%	0.10%	to	1.90%	14.49%	to	16.60%
2018	873	$8.90	to	$11.99	$8,661	2.09%	0.10%	to	1.90%	-16.51%	to	-15.02%
2017	1,017	$10.66	to	$14.11	$11,995	2.03%	0.10%	to	1.90%	20.05%	to	22.27%
2016	1,084	$8.88	to	$11.54	$10,552	3.23%	0.10%	to	1.90%	-0.11%	to	1.67%
2015	1,331	$8.89	to	$11.35	$12,870	4.09%	0.10%	to	1.90%	-5.22%	to	-3.40%
Voya Solution 2025 Portfolio - Service Class
2019	360	$18.05	to	$20.15	$6,665	2.44%	0.10%	to	1.50%	16.38%	to	17.97%
2018	350	$15.39	to	$17.18	$5,522	2.14%	0.10%	to	1.50%	-7.13%	to	-6.05%
2017	332	$16.44	to	$18.37	$5,600	1.86%	0.35%	to	1.50%	13.61%	to	14.83%
2016	295	$14.36	to	$16.05	$4,353	2.02%	0.35%	to	1.50%	4.26%	to	5.55%
2015	270	$13.65	to	$15.27	$3,800	3.40%	0.10%	to	1.50%	-1.54%	to	-0.43%
Voya Solution 2035 Portfolio - Service Class
2019	556	$19.32	to	$21.93	$10,889	2.29%	0.10%	to	1.25%	20.45%	to	21.85%
2018	529	$15.95	to	$18.12	$8,563	1.83%	0.10%	to	1.25%	-9.47%	to	-8.47%
2017	552	$17.53	to	$19.92	$9,953	1.59%	0.10%	to	1.25%	17.92%	to	19.32%
2016	475	$14.78	to	$16.80	$7,192	1.97%	0.10%	to	1.25%	4.97%	to	6.11%
2015	490	$14.01	to	$15.93	$7,035	3.12%	0.10%	to	1.25%	-1.76%	to	-0.54%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2019		390	$19.62	to	$22.72	$7,750	2.02%	0.10%	to	1.25%	22.36%	to	23.80%
2018		329	$15.94	to	$18.48	$5,312	1.40%	0.10%	to	1.25%	-11.35%	to	-10.35%
2017		424	$17.89	to	$20.74	$7,803	1.13%	0.10%	to	1.25%	19.74%	to	21.13%
2016		362	$14.86	to	$17.23	$5,515	1.67%	0.10%	to	1.50%	4.85%	to	6.29%
2015		284	$14.06	to	$16.32	$4,076	3.07%	0.10%	to	1.50%	-2.46%	to	-1.07%
Voya Solution 2055 Portfolio - Service Class
2019	12/16/2019	1		$18.40		$22	(e)		0.70%			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Income Portfolio - Service Class
2019		137	$15.75	to	$17.59	$2,300	2.84%	0.10%	to	1.50%	11.39%	to	13.04%
2018		153	$14.14	to	$15.66	$2,294	2.35%	0.10%	to	1.50%	-4.46%	to	-3.16%
2017		164	$14.80	to	$16.28	$2,563	2.23%	0.10%	to	1.50%	7.64%	to	9.24%
2016		194	$13.72	to	$15.00	$2,784	1.13%	0.10%	to	1.50%	2.92%	to	4.32%
2015		228	$13.22	to	$14.47	$3,158	1.50%	0.10%	to	1.50%		-1.40%
Voya Solution Moderately Aggressive Portfolio - Service Class
2019		20	$12.63	to	$12.89	$259	2.39%	0.95%	to	1.40%	20.86%	to	21.49%
2018		19	$10.45	to	$10.61	$198	2.03%	0.95%	to	1.40%	-10.38%	to	-10.01%
2017		17	$11.66	to	$11.79	$196	1.34%	0.95%	to	1.40%	16.48%	to	16.96%
2016		16	$10.01	to	$10.08	$161	1.33%	0.95%	to	1.40%	4.71%	to	5.22%
2015	8/14/2015	20	$9.56	to	$9.58	$189	(a)	0.95%	to	1.40%		(a)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2019		87	$30.46	to	$48.24	$2,977	1.20%	0.10%	to	1.25%	29.04%	to	30.52%
2018		94	$23.48	to	$37.27	$2,472	1.13%	0.10%	to	1.25%	-15.39%	to	-14.41%
2017		108	$27.60	to	$43.93	$3,358	1.03%	0.10%	to	1.25%	9.74%	to	11.00%
2016		112	$25.01	to	$39.91	$3,148	1.20%	0.10%	to	1.50%	22.22%	to	23.95%
2015		127	$20.31	to	$32.48	$2,823	1.60%	0.10%	to	1.25%	-2.93%	to	-1.84%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Service Class
2019	114	$33.99	to	$57.30	$4,474	—	0.10%	to	1.50%	36.46%	to	38.37%
2018	199	$18.15	to	$41.76	$5,038	—	0.10%	to	1.50%	-3.36%	to	-2.00%
2017	191	$18.76	to	$42.97	$4,927	0.81%	0.10%	to	1.50%	26.29%	to	28.10%
2016	185	$14.84	to	$33.84	$3,799	—	0.10%	to	1.50%	3.77%	to	5.24%
2015	245	$14.29	to	$32.43	$4,849	0.23%	0.10%	to	1.50%	-6.43%	to	-5.12%
VY® Columbia Contrarian Core Portfolio - Service Class
2019	30	$26.01	to	$30.48	$833	2.22%	0.10%	to	1.50%	31.05%	to	32.89%
2018	76	$17.34	to	$23.08	$1,498	0.95%	0.10%	to	1.50%	-10.33%	to	-9.06%
2017	85	$19.33	to	$25.55	$1,867	0.87%	0.10%	to	1.50%	19.78%	to	21.44%
2016	88	$16.12	to	$21.17	$1,564	3.37%	0.10%	to	1.50%	6.75%	to	8.29%
2015	135	$15.08	to	$19.68	$2,297	0.88%	0.10%	to	1.50%	1.46%	to	2.92%
VY® Columbia Small Cap Value II Portfolio - Service Class
2019	19	$18.96	to	$23.86	$401	0.34%	0.10%	to	1.40%	18.50%	to	20.08%
2018	20	$16.00	to	$19.87	$357	0.22%	0.10%	to	1.40%	-18.91%	to	-17.82%
2017	25	$19.73	to	$24.18	$533	0.31%	0.10%	to	1.40%	9.37%	to	10.82%
2016	30	$17.87	to	$21.82	$573	0.19%	0.10%	to	1.50%	21.90%	to	23.56%
2015	48	$14.66	to	$17.66	$744	0.28%	0.10%	to	1.50%	-4.43%	to	-3.02%
VY® Invesco Comstock Portfolio - Service Class
2019	30	$24.84	to	$29.94	$781	2.32%	0.10%	to	1.50%	23.39%	to	25.13%
2018	33	$19.97	to	$24.08	$694	1.47%	0.10%	to	1.50%	-13.72%	to	-12.49%
2017	33	$22.96	to	$27.70	$798	1.12%	0.10%	to	1.50%	15.96%	to	17.57%
2016	34	$19.64	to	$23.72	$724	1.94%	0.10%	to	1.50%	16.00%	to	17.68%
2015	60	$16.79	to	$22.86	$1,087	2.12%	0.10%	to	1.50%	-7.34%	to	-6.07%
VY® Invesco Equity and Income Portfolio - Initial Class
2019	2,215	$22.02	to	$24.62	$51,562	2.05%	0.10%	to	1.50%	18.32%	to	19.93%
2018	2,510	$18.56	to	$20.66	$49,208	1.95%	0.10%	to	1.50%	-10.83%	to	-9.52%
2017	2,904	$20.65	to	$22.99	$63,635	2.11%	0.10%	to	1.50%	9.27%	to	10.80%
2016	3,365	$18.75	to	$20.88	$67,371	1.93%	0.10%	to	1.50%	13.56%	to	15.17%
2015	3,908	$16.38	to	$18.25	$68,652	2.18%	0.10%	to	1.75%	-3.75%	to	-2.16%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2019	2,210	$24.87	to	$30.36	$62,759	0.50%	0.10%	to	1.90%	29.29%	to	31.68%
2018	2,495	$19.00	to	$23.25	$54,392	1.62%	0.10%	to	1.90%	-14.83%	to	-13.30%
2017	2,788	$22.04	to	$27.05	$70,986	1.10%	0.10%	to	1.90%	33.91%	to	36.34%
2016	3,075	$16.26	to	$20.00	$58,097	1.17%	0.10%	to	1.90%	-1.71%	to	0.12%
2015	3,564	$16.34	to	$20.15	$67,773	1.50%	0.10%	to	1.90%	2.19%	to	4.06%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2019	91	$27.91	to	$44.04	$3,113	0.97%	0.10%	to	1.50%	24.34%	to	26.10%
2018	98	$22.27	to	$35.15	$2,718	1.05%	0.10%	to	1.50%	-13.50%	to	-12.29%
2017	124	$25.54	to	$40.34	$3,947	0.61%	0.10%	to	1.50%	12.03%	to	13.63%
2016	131	$22.61	to	$39.07	$3,693	0.66%	0.10%	to	1.50%	12.99%	to	14.57%
2015	140	$19.86	to	$34.39	$3,458	0.60%	0.10%	to	1.50%	-4.48%	to	-3.16%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2019	1,149	$33.71	to	$41.67	$44,662	0.31%	0.10%	to	1.50%	35.15%	to	37.05%
2018	1,282	$24.74	to	$30.66	$36,718	0.19%	0.10%	to	1.50%	-4.67%	to	-3.32%
2017	1,432	$25.75	to	$31.99	$43,055	0.62%	0.10%	to	1.50%	22.95%	to	24.67%
2016	1,621	$20.77	to	$25.88	$39,497	0.30%	0.10%	to	1.50%	5.84%	to	7.33%
2015	1,863	$19.48	to	$24.32	$42,681	—	0.10%	to	1.50%	0.46%	to	1.89%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2019	383	$35.54	to	$84.29	$19,649	0.27%	0.10%	to	1.50%	28.88%	to	30.70%
2018	713	$22.21	to	$71.32	$34,298	0.25%	0.10%	to	1.50%	-2.58%	to	-1.18%
2017	762	$22.78	to	$73.14	$38,118	0.05%	0.10%	to	1.50%	31.61%	to	33.47%
2016	816	$17.29	to	$55.52	$31,534	—	0.10%	to	1.50%	0.00%	to	1.37%
2015	1,026	$17.28	to	$55.47	$38,458	—	0.10%	to	1.50%	9.16%	to	10.72%
Voya Strategic Allocation Conservative Portfolio - Class I
2019	153	$17.66	to	$32.78	$3,962	2.48%	0.10%	to	1.50%	13.08%	to	14.66%
2018	159	$15.49	to	$28.77	$3,726	2.55%	0.10%	to	1.50%	-5.45%	to	-4.11%
2017	186	$16.25	to	$30.20	$4,601	2.47%	0.10%	to	1.50%	0.09	to	10.41%
2016	226	$14.81	to	$27.53	$5,311	2.98%	0.10%	to	1.50%	4.10%	to	5.60%
2015	273	$14.11	to	$26.24	$6,108	3.36%	0.10%	to	1.50%	-1.69%	to	-0.27%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Growth Portfolio - Class I
2019	257	$15.48	to	$38.72	$6,729	2.61%	0.10%	to	2.25%	20.09%	to	22.75%
2018	267	$12.89	to	$31.76	$5,877	2.00%	0.10%	to	2.25%	-10.36%	to	-8.45%
2017	342	$14.38	to	$34.90	$8,094	1.69%	0.10%	to	2.25%	15.25%	to	17.76%
2016	349	$12.47	to	$29.83	$7,200	2.70%	0.10%	to	2.25%	4.53%	to	6.82%
2015	465	$11.93	to	$28.11	$8,840	2.65%	0.10%	to	2.25%	-3.40%	to	-1.25%
Voya Strategic Allocation Moderate Portfolio - Class I
2019	290	$18.82	to	$35.71	$7,558	2.74%	0.35%	to	1.40%	17.59%	to	18.87%
2018	313	$15.89	to	$30.17	$6,950	2.35%	0.35%	to	1.40%	-7.40%	to	-6.40%
2017	321	$14.49	to	$32.36	$7,831	1.88%	0.35%	to	2.25%	11.98%	to	14.08%
2016	361	$12.94	to	$28.47	$7,871	2.64%	0.35%	to	2.25%	4.27%	to	6.32%
2015	383	$12.41	to	$26.90	$7,962	2.96%	0.10%	to	2.25%	-2.82%	to	-0.67%
Voya Growth and Income Portfolio - Class A
2019	66		$23.78		$1,573	1.22%		1.25%			26.69%
2018	73		$18.77		$1,373	1.41%		1.25%			-6.06%
2017	80		$19.98		$1,602	1.35%		1.25%			18.29%
2016	90		$16.89		$1,520	1.54%		1.25%			7.85%
2015	97		$15.66		$1,517	1.50%		1.25%			-3.03%
Voya Growth and Income Portfolio - Class I
2019	4,398	$13.16	to	$720.65	$213,518	1.63%	0.10%	to	2.25%	25.98%	to	28.77%
2018	4,935	$10.27	to	$564.43	$192,504	1.81%	0.10%	to	2.25%	-6.53%	to	-4.56%
2017	5,621	$10.81	to	$596.35	$230,160	1.83%	0.10%	to	2.25%	17.60%	to	20.24%
2016	6,158	$11.59	to	$500.21	$209,483	1.94%	0.10%	to	2.25%	7.31%	to	9.67%
2015	6,987	$10.80	to	$459.99	$215,524	1.97%	0.10%	to	2.25%	-3.57%	to	-1.52%
Voya Emerging Markets Index Portfolio - Class I
2019	41	$11.44	to	$12.20	$492	2.00%	0.10%	to	1.25%	16.38%	to	17.65%
2018	75	$9.83	to	$10.37	$769	2.31%	0.10%	to	1.25%	-16.13%	to	-15.21%
2017	44	$11.72	to	$12.23	$527	0.78%	0.10%	to	1.25%	34.87%	to	36.50%
2016	8	$8.69	to	$8.96	$71	2.87%	0.10%	to	1.25%	9.17%	to	10.48%
2015	4	$7.96	to	$8.11	$31	12.12%	0.10%	to	1.25%		—

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Euro STOXX 50® Index Portfolio - Class I
2019		4		$12.99		$50	11.76%		0.75%			24.78%
2018		4		$10.41		$42	2.33%		0.75%			-16.59%
2017		4		$12.48		$44	3.96%		0.75%			23.44%
2016		4		$10.11		$43	0.11%		0.75%			—
2015		4		$10.11		$44	2.22%		0.75%			-4.98%
Voya Global Equity Portfolio - Class I
2019		136	$12.75	to	$13.68	$1,792	2.79%	0.10%	to	1.50%	19.83%	to	21.49%
2018		167	$10.64	to	$11.26	$1,820	5.09%	0.10%	to	1.50%	-10.21%	to	-8.90%
2017		197	$11.85	to	$12.36	$2,383	2.37%	0.10%	to	1.50%	21.91%	to	23.60%
2016		226	$9.72	to	$10.00	$2,225	2.79%	0.10%	to	1.50%	4.40%	to	5.93%
2015	3/9/2015	288	$9.31	to	$9.44	$2,698	(a)	0.10%	to	1.50%		(a)
Voya Global Equity Portfolio - Class S
2019		95	$12.47	to	$12.75	$1,195	2.46%	0.95%	to	1.40%	19.67%	to	20.28%
2018		83	$10.42	to	$10.60	$873	4.58%	0.95%	to	1.40%	-10.40%	to	-10.02%
2017		97	$11.63	to	$11.78	$1,136	2.11%	0.95%	to	1.40%	21.78%	to	22.33%
2016		101	$9.55	to	$9.66	$972	2.60%	0.95%	to	1.40%	4.26%	to	4.79%
2015	3/9/2015	119	$9.16	to	$9.25	$1,090	(a)	0.95%	to	1.40%		(a)
Voya Index Plus LargeCap Portfolio - Class I
2019		2,007	$19.33	to	$56.13	$69,720	1.58%	0.10%	to	2.25%	27.17%	to	29.91%
2018		2,248	$15.20	to	$43.48	$60,638	1.47%	0.10%	to	2.25%	-8.93%	to	-6.88%
2017		2,212	$16.69	to	$47.02	$65,631	1.60%	0.10%	to	2.25%	21.86%	to	24.51%
2016		2,447	$13.69	to	$38.01	$58,987	1.67%	0.10%	to	2.25%	7.80%	to	10.21%
2015		2,793	$12.70	to	$34.72	$61,663	1.62%	0.10%	to	2.25%	-1.40%	to	0.71%
Voya Index Plus MidCap Portfolio - Class I
2019		186	$25.07	to	$56.78	$6,080	1.40%	0.10%	to	1.50%	25.19%	to	26.95%
2018		198	$19.87	to	$45.04	$5,304	1.12%	0.10%	to	1.50%	-15.62%	to	-14.41%
2017		240	$23.36	to	$53.01	$7,531	1.39%	0.10%	to	1.50%	11.89%	to	13.42%
2016		258	$20.71	to	$47.04	$7,291	0.94%	0.10%	to	1.50%	16.37%	to	18.06%
2015		293	$17.65	to	$40.14	$6,902	1.00%	0.10%	to	1.50%	-3.25%	to	-1.90%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2019	118	$25.09	to	$41.15	$3,488	1.02%	0.10%	to	1.50%	19.99%	to	21.71%
2018	130	$20.74	to	$34.05	$3,194	0.94%	0.10%	to	1.50%	-13.71%	to	-12.50%
2017	143	$23.85	to	$39.19	$4,020	0.98%	0.10%	to	1.50%	8.28%	to	9.83%
2016	159	$21.85	to	$35.94	$4,216	0.80%	0.10%	to	1.50%	25.41%	to	27.20%
2015	173	$17.28	to	$28.45	$3,613	0.95%	0.10%	to	1.50%	-4.66%	to	-3.30%
Voya International Index Portfolio - Class I
2019	631	$11.08	to	$21.39	$10,915	3.13%	0.10%	to	1.75%	19.29%	to	21.34%
2018	696	$9.23	to	$17.78	$10,210	3.04%	0.10%	to	1.75%	-15.27%	to	-13.80%
2017	725	$10.84	to	$20.81	$12,539	2.45%	0.10%	to	1.75%	22.72%	to	24.77%
2016	773	$8.79	to	$16.82	$11,111	3.06%	0.10%	to	1.75%	-0.94%	to	0.73%
2015	868	$8.66	to	$16.84	$12,589	3.20%	0.10%	to	1.75%	-2.63%	to	-1.00%
Voya International Index Portfolio - Class S
2019	3		$18.39		$49	2.82%		1.25%			19.49%
2018	3		$15.39		$42	2.17%		1.25%			-0.15%
2017	3		$18.09		$50	1.72%		1.25%			22.98%
2016	2		$14.71		$28	1.28%		1.25%			-0.68%
2015	1		$14.81		$9	5.00%		1.25%			-2.31%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2019	1,263	$39.47	to	$51.10	$53,690	0.71%	0.10%	to	1.75%	33.47%	to	35.72%
2018	829	$29.28	to	$37.65	$26,337	1.10%	0.10%	to	1.75%	-2.70%	to	-1.08%
2017	904	$29.79	to	$38.06	$29,331	1.16%	0.10%	to	1.75%	28.96%	to	31.13%
2016	1,002	$22.86	to	$29.02	$25,032	1.25%	0.10%	to	1.75%	4.70%	to	6.46%
2015	1,134	$21.62	to	$27.26	$26,934	1.18%	0.10%	to	1.75%	5.75%	to	7.49%
Voya Russell™ Large Cap Index Portfolio - Class I
2019	558	$24.22	to	$41.04	$19,548	1.72%	0.10%	to	2.25%	28.45%	to	31.19%
2018	569	$18.72	to	$31.54	$15,637	1.71%	0.10%	to	2.25%	-5.62%	to	-3.53%
2017	601	$19.69	to	$32.99	$17,538	1.67%	0.10%	to	2.25%	19.84%	to	22.45%
2016	663	$16.30	to	$27.17	$16,274	1.85%	0.10%	to	2.25%	8.47%	to	10.83%
2015	731	$14.92	to	$24.72	$16,537	1.69%	0.10%	to	2.25%	-0.18%	to	1.98%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2019	1,742	$14.14	to	$32.89	$35,144	2.49%	0.10%	to	1.75%	23.72%	to	25.76%
2018	1,939	$11.39	to	$26.37	$30,700	2.37%	0.10%	to	1.75%	-8.28%	to	-6.73%
2017	2,244	$12.37	to	$28.52	$38,419	2.07%	0.10%	to	1.75%	11.50%	to	13.37%
2016	2,566	$11.05	to	$25.37	$38,918	1.58%	0.10%	to	1.75%	13.58%	to	15.55%
2015	2,927	$9.70	to	$22.15	$39,307	0.49%	0.10%	to	1.75%	-5.15%	to	-3.56%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2019	35	$30.52	to	$31.03	$1,060	2.32%	1.25%	to	1.40%	23.86%	to	24.07%
2018	39	$24.64	to	$25.01	$976	2.04%	1.25%	to	1.40%	-8.20%	to	-8.02%
2017	44	$26.84	to	$27.19	$1,186	1.84%	1.25%	to	1.40%	11.65%	to	11.76%
2016	47	$24.04	to	$24.33	$1,136	1.49%	1.25%	to	1.40%	13.66%	to	13.90%
2015	62	$21.15	to	$21.36	$1,308	1.34%	1.25%	to	1.40%	-5.11%	to	-4.98%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2019	177	$10.22	to	$43.24	$2,122	0.16%	0.70%	to	1.50%	32.51%	to	33.59%
2018	10	$29.71	to	$32.46	$312	0.65%	0.70%	to	1.50%	-6.78%	to	-6.03%
2017	36	$31.87	to	$36.13	$1,218	0.66%	0.10%	to	1.50%	22.48%	to	24.24%
2016	36	$26.02	to	$29.08	$980	0.68%	0.10%	to	1.50%	5.26%	to	6.68%
2015	42	$24.72	to	$26.61	$1,090	0.74%	0.70%	to	1.50%	-2.29%	to	-1.51%
Voya Russell™ Mid Cap Index Portfolio - Class I
2019	74	$24.07	to	$31.83	$2,077	1.62%	0.10%	to	1.25%	28.30%	to	29.81%
2018	70	$18.76	to	$24.68	$1,516	1.45%	0.10%	to	1.25%	-10.41%	to	-9.39%
2017	80	$20.94	to	$27.42	$1,931	1.40%	0.10%	to	1.25%	16.46%	to	17.82%
2016	73	$17.98	to	$23.41	$1,525	1.33%	0.10%	to	1.25%	12.02%	to	13.30%
2015	78	$16.05	to	$20.80	$1,451	1.19%	0.10%	to	1.25%	-4.01%	to	-2.89%
Voya Russell™ Small Cap Index Portfolio - Class I
2019	319	$10.33	to	$28.35	$4,261	0.62%	0.10%	to	1.40%	23.62%	to	25.05%
2018	64	$18.67	to	$22.82	$1,298	1.22%	0.10%	to	1.25%	-12.39%	to	-11.37%
2017	64	$21.31	to	$25.91	$1,480	1.14%	0.10%	to	1.25%	12.87%	to	14.14%
2016	62	$18.88	to	$22.85	$1,287	1.33%	0.10%	to	1.25%	19.57%	to	21.01%
2015	81	$15.79	to	$19.01	$1,385	1.20%	0.10%	to	1.25%	-5.73%	to	-4.63%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2019	376	$25.56	to	$73.53	$19,045	0.43%	0.10%	to	1.90%	23.80%	to	26.07%
2018	451	$20.39	to	$58.69	$18,563	0.56%	0.10%	to	1.90%	-17.44%	to	-15.91%
2017	513	$24.41	to	$70.27	$25,655	0.33%	0.10%	to	1.90%	9.17%	to	11.18%
2016	567	$22.08	to	$63.62	$25,664	0.43%	0.10%	to	1.90%	22.12%	to	24.33%
2015	650	$17.86	to	$51.49	$23,383	0.51%	0.10%	to	1.90%	-2.63%	to	-0.84%
Voya U.S. Bond Index Portfolio - Class I
2019	107	$12.70	to	$15.28	$1,515	2.48%	0.10%	to	1.50%	5.04%	to	8.22%
2018	110	$11.90	to	$14.12	$1,433	2.31%	0.10%	to	1.50%	-1.82%	to	-0.42%
2017	123	$12.12	to	$14.18	$1,599	2.48%	0.10%	to	1.50%	1.59%	to	3.05%
2016	100	$11.85	to	$13.76	$1,262	2.57%	0.10%	to	1.50%	0.85%	to	2.23%
2015	101	$11.67	to	$13.46	$1,249	2.32%	0.10%	to	1.50%	-1.25%	to	0.15%
Voya MidCap Opportunities Portfolio - Class I
2019	804	$12.89	to	$54.39	$17,032	0.28%	0.10%	to	1.75%	27.14%	to	29.22%
2018	909	$10.09	to	$42.46	$15,217	—	0.10%	to	1.75%	-9.15%	to	-7.57%
2017	1,021	$11.05	to	$46.33	$18,488	0.07%	0.10%	to	1.75%	22.97%	to	24.96%
2016	255	$13.06	to	$28.94	$4,907	—	0.10%	to	1.75%	5.41%	to	7.14%
2015	305	$12.39	to	$27.18	$5,451	—	0.10%	to	1.75%	-1.27%	to	0.43%
Voya MidCap Opportunities Portfolio - Class S
2019	101	$20.61	to	$35.09	$3,010	0.13%	0.95%	to	1.40%	27.22%	to	27.83%
2018	124	$16.20	to	$27.45	$2,910	—	0.95%	to	1.40%	-8.99%	to	-8.59%
2017	133	$17.80	to	$30.03	$3,409	—	0.95%	to	1.40%	23.01%	to	23.58%
2016	151	$14.47	to	$24.30	$3,181	—	0.95%	to	1.40%	5.50%	to	5.97%
2015	151	$13.71	to	$22.93	$3,014	—	0.95%	to	1.40%	-1.15%	to	-0.69%
Voya SmallCap Opportunities Portfolio - Class I
2019	89	$22.74	to	$40.97	$2,417	—	0.10%	to	1.25%	24.13%	to	25.55%
2018	99	$18.32	to	$32.90	$2,148	—	0.10%	to	1.25%	-16.92%	to	-15.94%
2017	100	$22.05	to	$39.49	$2,558	—	0.10%	to	1.25%	17.22%	to	18.61%
2016	94	$18.81	to	$33.57	$2,040	—	0.10%	to	1.25%	12.03%	to	13.31%
2015	85	$16.79	to	$29.89	$1,647	—	0.10%	to	1.25%	-2.16%	to	-1.02%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
2019	111	$19.22	to	$21.85	$2,265	—	0.95%	to	1.40%	23.60%	to	24.15%
2018	129	$15.55	to	$17.60	$2,133	—	0.95%	to	1.40%	-17.28%	to	-16.86%
2017	138	$18.79	to	$21.17	$2,747	—	0.95%	to	1.40%	16.78%	to	17.35%
2016	149	$16.09	to	$18.04	$2,532	—	0.95%	to	1.40%	11.50%	to	11.98%
2015	138	$14.43	to	$16.11	$2,107	—	0.95%	to	1.40%	-2.52%	to	-2.07%
Wanger International
2019	103	$15.15	to	$20.00	$1,839	0.78%	0.10%	to	1.50%	28.06%	to	29.87%
2018	119	$11.83	to	$15.40	$1,641	2.26%	0.10%	to	1.50%	-18.97%	to	-17.78%
2017	129	$14.60	to	$18.73	$2,161	1.26%	0.10%	to	1.50%	30.94%	to	32.74%
2016	164	$11.15	to	$14.11	$2,037	1.17%	0.10%	to	1.50%	-2.87%	to	-1.47%
2015	169	$11.48	to	$14.32	$2,155	1.49%	0.10%	to	1.50%	-1.37%
Wanger Select
2019	65	$24.62	to	$34.98	$1,846	0.08%	0.10%	to	1.50%	27.35%	to	29.13%
2018	85	$19.18	to	$27.26	$1,934	0.19%	0.10%	to	1.50%	-13.71%	to	-12.49%
2017	84	$22.05	to	$31.36	$2,218	0.19%	0.10%	to	1.50%	24.78%	to	26.54%
2016	99	$17.53	to	$24.94	$2,113	0.16%	0.10%	to	1.50%	11.67%	to	13.26%
2015	119	$15.57	to	$22.17	$2,219	—	0.10%	to	1.50%	-1.22%	to	0.18%
Wanger USA
2019	65	$30.80	to	$39.35	$2,210	0.25%	0.10%	to	1.50%	29.16%	to	31.00%
2018	62	$23.66	to	$30.24	$1,645	0.13%	0.10%	to	1.50%	-2.94%	to	-1.56%
2017	51	$24.18	to	$30.92	$1,389	—	0.10%	to	1.50%	17.81%	to	19.46%
2016	47	$20.36	to	$26.05	$1,054	—	0.10%	to	1.50%	12.01	to	13.55
2015	51	$18.04	to	$23.09	$1,015	—	0.10%	to	1.50%	-2.08%	to	-0.68%

VARIABLE ANNUINTY ACCOUNT B OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

(a)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
A	The Fund Inception Date represents the first date the fund received money.
B

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal
C	to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance andAnnuity Company (the Company) as of December 31, 2019 and 2018, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public CompanyAccounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 19, 2020

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,107 as of 2019
and $22,860 as of 2018)	$ 25,153	$ 22,981
Fixed maturities, at fair value using the fair value option	1,479	1,171
Equity securities, at fair value (cost of $73 as of 2019 and $45 as of 2018)	80	57
Short-term investments	—	50
Mortgage loans on real estate, net of valuation allowance of $0 as of 2019 and $1 as of
2018	4,664	4,918
Policy loans	205	210
Limited partnerships/corporations	738	583
Derivatives	224	128
Securities pledged (amortized cost of $749 as of 2019 and $867 as of 2018)	828	882
Other investments	43	40
Total investments	33,414	31,020
Cash and cash equivalents	512	371
Short-term investments under securities loan agreements, including collateral delivered	917	793
Accrued investment income	293	301
Premiums receivable and reinsurance recoverable	1,304	1,409
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	608	1,104
Short-term loan to affiliate	69	—
Current income tax recoverable	9	32
Due from affiliates	67	54
Property and equipment	60	62
Other assets	255	331
Assets held in separate accounts	78,713	67,323
Total assets	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 31,142	$ 30,695
Payable for securities purchased	5	49
Payables under securities loan agreements, including collateral held	865	827
Due to affiliates	95	81
Derivatives	285	99
Deferred income taxes	304	5
Other liabilities	369	286
Liabilities related to separate accounts	78,713	67,323
Total liabilities	111,778	99,365

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2019
and 2018; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,816
Accumulated other comprehensive income (loss)	1,292	108
Retained earnings (deficit)	275	508
Total shareholder's equity	4,443	3,435
Total liabilities and shareholder's equity	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Revenues:
Net investment income	$ 1,689	$ 1,623	$ 1,520
Fee income	877	875	857
Premiums	31	41	48
Broker-dealer commission revenue	2	69	170
Net realized capital gains (losses):
Total other-than-temporary impairments	(41)	(18)	(19)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	2	2	(7)
Net other-than-temporary impairments recognized in earnings	(43)	(20)	(12)
Other net realized capital gains (losses)	(101)	(222)	(188)
Total net realized capital gains (losses)	(144)	(242)	(200)
Other revenue	14	19	3
Total revenues	2,469	2,385	2,398
Benefits and expenses:
Interest credited and other benefits to contract owners/
policyholders	1,013	828	958
Operating expenses	1,056	894	1,022
Broker-dealer commission expense	2	69	170
Net amortization of Deferred policy acquisition costs and Value of
business acquired	65	86	233
Interest expense	1	2	1
Total benefits and expenses	2,137	1,879	2,384
Income (loss) before income taxes	332	506	14
Income tax expense (benefit)	32	61	(101)
Net income (loss)	$ 300	$ 445	$ 115

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Net income (loss)	$ 300	$ 445	$ 115
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,323	(897)	387
Other-than-temporary impairments	1	8	(4)
Pension and other postretirement benefits liability	(1)	(1)	(2)
Other comprehensive income (loss), before tax	1,323	(890)	381
Income tax expense (benefit) related to items of other comprehensive
income (loss)	276	(192)	122
Other comprehensive income (loss), after tax	1,047	(698)	259
Comprehensive income (loss)	$ 1,347	$ (253)	$ 374

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive Earnings Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2017 (As Adjusted)	$ 3	$ 3,015	$ 559	$ (14)	$ 3,563
Comprehensive income (loss):
Net income (loss)	—	—	—	115	115
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					374
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Contribution of capital	—	12	—	—	12
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017 (As Adjusted)	3	2,763	818	101	3,685
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	76	76
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance at January 1, 2018 (As Adjusted)	3	2,763	806	189	3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018 (As Adjusted)	3	2,816	108	508	3,435
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Employee related benefits	—	—	—	—	—
Effect of transaction for entities under common
control	—	—	—	—	—
Balance as of December 31, 2019	$ 3	$ 2,873	$ 1,292	$ 275	$ 4,443

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Operating Activities:
Net income (loss)	$ 300 $	445	$ 115
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(49)	(64)	(80)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	65	87	234
Net accretion/amortization of discount/premium	5	(3)	12
Future policy benefits, claims reserves and interest credited	568	547	534
Deferred income tax (benefit) expense	23	58	(95)
Net realized capital losses	144	242	200
Depreciation and amortization	21	14	17
(Gains) losses on limited partnerships/corporations	(35)	—	—
Change in:
Accrued investment income	9	3	(3)
Premiums receivable and reinsurance recoverable	105	87	138
Other receivables and asset accruals	55	(8)	19
Due to/from affiliates	2	24	(113)
Other payables and accruals	158	(176)	10
Other, net	(8)	(33)	(24)
Net cash provided by operating activities	1,363	1,223	964

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,956	3,983	4,462
Equity securities, available-for-sale	3	3	25
Mortgage loans on real estate	803	598	494
Limited partnerships/corporations	70	99	81
Acquisition of:
Fixed maturities	(4,582)	(5,475)	(4,247)
Equity securities, available-for-sale	(12)	(3)	(2)
Mortgage loans on real estate	(555)	(606)	(1,149)
Limited partnerships/corporations	(190)	(254)	(120)
Derivatives, net	23	23	203
Policy loans, net	5	4	5
Short-term investments, net	50	(26)	8
Short-term loan to affiliate, net	(69)	80	(80)
Collateral received (delivered), net	(86)	(46)	(189)
Other, net	(3)	(45)	(6)
Net cash used in investing activities	(587)	(1,665)	(515)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 3,395	$ 3,744	$ 2,380
Maturities and withdrawals from investment contracts	(3,686)	(3,108)	(2,794)
Settlements on deposit contracts	(5)	(20)	(64)
Short-term loans from affiliates, net	—	(68)	26
Dividends paid and return of capital distribution	(396)	(126)	(265)
Capital contribution from parent	57	55	12
Net cash (used in) provided by financing activities	(635)	477	(705)
Net increase (decrease) in cash and cash equivalents	141	35	(256)
Cash and cash equivalents, beginning of period	371	336	592
Cash and cash equivalents, end of period	$ 512	$ 371	$ 336

Supplemental cash flow information:
Income taxes paid (received), net	$ (13)	$ 60	$ (43)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. This transaction was accounted for under the accounting guidance for transactions under common control which requires that financial statements reflect the transferred business for all prior periods as if the transfer occurred as of the beginning of the first period presented. As such, the Consolidated Financial Statements for the prior periods presented have been restated to reflect the transfer of VIPS and VRA to VRIAC as of January 1, 2017. The related impact to the previously reported Net income (loss) for the years ended December 31, 2018 and 2017 was a decrease in net income of $50 and $95, respectively. In addition to these non-insurance subsidiaries, VRIAC also has the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On December 18, 2019, VRIAC’s ultimate parent, Voya Financial, entered into a Master Transaction Agreement (the “Resolution MTA”) with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US will acquire Security Life of Denver Insurance Company (“SLD”), Security Life of Denver International Limited (“SLDI”) and Roaring River II, Inc. ("RRII") including several subsidiaries of SLD. The transaction is expected to close by September 30, 2020 and is subject to conditions specified in the Resolution MTA, including the receipt of required regulatory approvals.

Concurrently with the sale, SLD will enter into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC will reinsure to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. We currently expect that these reinsurance transactions will be carried out on a coinsurance basis, with SLD’s reinsurance obligations collateralized by assets in trust. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") will result in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products will be ceded to SLD and related assets will be transferred.

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

  Reserves for future policy benefits;

  Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");

  Valuation of investments and derivatives;

  Impairments;

  Income taxes; and

  Contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU") 2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

  When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

  When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when availableinformationdoes notindicatethat anothervalueis more appropriate.Wheninformationis identifiedthat indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

  The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBArelated to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2019 and 2018, contract cost assets were $109 and $105, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2019 and 2018, amortization expenses of $23 and $22, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances

Contract owner account balances relate to investment-type contracts, as follows:

  Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.7% for the year 2019, and 5.3% for the years 2018 and 2017. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

  For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves

The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB: Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;

  Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  Investments are directed by the contract owner or participant; and

  All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue

Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $405 and $422 for the years ended December 31, 2019 and 2018, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $82 and $123 for the years ended December 31, 2019 and 2018, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2019 and 2018, such revenue represents approximately 19.7% and 22.9% respectively, of total revenue. For the years ended December 31, 2019 and 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $97 and $95 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2019 and 2018, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

  The nature, frequency and severity of book income or losses in recent years;

  The nature and character of the deferred tax assets and liabilities;

  The recent cumulative book income (loss) position after adjustment for permanent differences;

  Taxable income in prior carryback years;

  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

  Projected future reversals of existing temporary differences;

  The length of time carryforwards can be utilized;

  Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

  Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2018-02,	This standard, issued in February	January 1, 2019,	The impact to the January 1, 2019 Consolidated
Reclassification	2018, permits a reclassification	with the change	Balance Sheet was an increase to AOCI of $137,
of Certain Tax	from accumulated other	reported in the	with a corresponding decrease to Retained
Effects from	comprehensive income ("AOCI")	period of adoption.	earnings. The ASU did not have a material
Accumulated	to retained earnings for stranded		impact on the Company's results of operations,
Other	tax effects resulting from the Tax		cash flows, or disclosures.
Comprehensive	Cuts and Jobs Act of 2017 ("Tax
Income	Reform"). Stranded tax effects
arise because U.S. GAAP
requires that the impact of a
change in tax laws or rates on
deferred tax liabilities and assets
be reported in net income, even if
related to items recognized
within accumulated other
comprehensive income. The
amount of the reclassification
would be based on the difference
between the historical corporate
income tax rate and the newly
enacted 21% corporate income
tax rate, applied to deferred tax
liabilities and assets reported
within accumulated other
comprehensive income.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2017-12,	This standard, issued in August	January 1, 2019,	The adoption had no effect on the Company's
Targeted	2017, enables entities to better	using the modified	financial condition, results of operations, or cash
Improvements	portray risk management	retrospective	flows. The adoption resulted in a change to the
to Accounting	activities in their financial	method, with the	Company's significant accounting policy
for Hedging	statements, as follows:	exception of the	described above. Other required disclosure
Activities	• Expands an entity's ability to	presentation and	changes have been included in Note 3, Derivative
	hedge nonfinancial and financial	disclosure	Financial Instruments.
	risk components and reduces	requirements which
	complexity in accounting for fair	were adopted
	value hedges of interest rate risk,	prospectively.
• Eliminates the requirement to
separately measure and report
hedge ineffectiveness and
generally requires the entire
change in the fair value of a
hedging instrument to be
presented in the same income
statement line as the hedged
item, and
• Eases certain documentation
and assessment requirements and
modifies the accounting for
components excluded from the
assessment of hedge
effectiveness, and modifies
required disclosures.

In October 2018, the FASB
issued an amendment which
expands the list of U.S.
benchmark interest rates
permitted in the application of
hedge accounting.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2016-02,	This standard, issued in February	January 1, 2019	The adoption did not have a material impact on
Leases	2016, requires lessees to	using the modified	the Company's financial condition, results of
	recognize a right-of-use asset and	retrospective	operations, or cash flows.
	a lease liability for all leases with	method.
terms of more than 12 months.
The lease liability will be
measured as the present value of
the lease payments, and the asset
will be based on the liability. For
income statement purposes,
expense recognition will depend
on the lessee's classification of
the lease as either finance, with a
front-loaded amortization
expense pattern similar to current
capital leases, or operating, with
a straight-line expense pattern
similar to current operating
leases. Lessor accounting will be
similar to the current model, and
lessors will be required to
classify leases as operating,
direct financing, or sales-type.

ASU 2016-02 also replaces the
sale-leaseback guidance to align
with the new revenue recognition
standard, addresses statement of
operation and statement of cash
flow classification, and requires
additional disclosures for all
leases. In addition, the FASB
issued various amendments
during 2018 to clarify and
simplify the provisions and
implementation guidance of ASU
2016-02.

ASU 2016-01,	This standard, issued in January	January 1, 2018	The impact to the January 1, 2018 Consolidated
Recognition and	2016, addresses certain aspects	using the modified	Balance Sheet was a $12 increase, net of tax, to
Measurement of	of recognition, measurement,	retrospective	Retained earnings (deficit) with a corresponding
Financial Assets	presentation, and disclosure of	method, except for	decrease of $12, net of tax, to AOCI to recognize
and Financial	financial instruments, including	certain provisions	the unrealized gain associated with Equity
Liabilities	requiring:	that were required to	securities. The provisions that required
	• Equity investments (except	be applied using the	prospective adoption had no effect on the
	those consolidated or accounted	prospective method.	Company's financial condition, results of
	for under the equity method) to		operations, or cash flows. Under previous
	be measured at fair value with		guidance, prior to January 1, 2018, Equity
	changes in fair value recognized		securities were classified as available for sale
	in net income.		with changes in fair value recognized in Other
	• Elimination of the disclosure		comprehensive income.
of methods and significant
assumptions used to estimate the
fair value for financial
instruments measured at
amortized cost.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2014-09,	This standard, issued in May	January 1, 2018	The adoption had no impact on revenue
Revenue from	2014, requires an entity to	using the modified	recognition. However, the adoption resulted in a
Contracts with	recognize revenue to depict the	retrospective	$95 increase in Other assets to capitalize costs to
Customers	transfer of promised goods or	method.	obtain and fulfill certain financial services
	services to customers in an		contracts. This adjustment was offset by a related
	amount that reflects the		$19 increase in deferred tax liabilities, resulting
	consideration to which the entity		in a net $76 increase to Retained earnings
	expects to be entitled in		(deficit) on the Consolidated Balance Sheet as of
	exchange for those goods or		January 1, 2018. In addition, disclosures have
	services. Revenue is recognized		been updated to reflect accounting policy
	when, or as, the entity satisfies a		changes made as a result of the implementation
	performance obligation under the		of ASU 2014-09. (See the Significant Accounting
	contract. ASU 2014-09 also		Policies section.)
updated the accounting for
	certain costs associated with		Comparative information has not been adjusted
	obtaining and fulfilling contracts		and continues to be reported under previous
	with customers and requires		revenue recognition guidance. As of December
	disclosures regarding the nature,		31, 2018, the adoption of ASU 2014-09 resulted
	amount, timing and uncertainty		in a $105 increase in Other assets, reduced by a
	of revenue and cash flows arising		related $22 decrease in Deferred income taxes,
	from contracts with customers. In		resulting in a net $83 increase to Retained
	addition, the FASB issued		earnings (deficit) on the Consolidated Balance
	various amendments during 2016		Sheet. For the year ended December 31, 2018 ,
	to clarify the provisions and		the adoption resulted in a $3 increase in
	implementation guidance of ASU		Operating expenses on the Consolidated
	2014-09. Revenue recognition		Statement of Operations and had no impact on
	for insurance contracts and		Net cash provided by operating activities.
financial instruments is explicitly
scoped out of the guidance.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. In November 2019, the FASB issued ASU 2019-09 to amend the effective date of ASU 2018-12 for public business entities that are required to file with the SEC to fiscal years beginning after December 15, 2021, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effect on the financial
ASU 2018-12			statements or other significant
Subject Area	Description of Requirements	Transition Provisions	matters
Assumptions used	Requires insurers to review and, if necessary,	Initial adoption is required	The application of periodic
to measure the	update cash flow assumptions at least	to be reported using either a	assumption updates for
liability for future	annually.	full retrospective or	nonparticipating traditional and
policy benefits for		modified retrospective	limited payment insurance
nonparticipating	The effect of updating cash flow assumptions	approach. Under either	contracts is significantly different
traditional and	will be measured on a retrospective catch-up	method, upon adoption the	from the current accounting
limited payment	basis and presented in the Statement of	liability for future policy	approach for such liabilities,
insurance contracts	operations in the period in which the update is	benefits will be remeasured	which is based on assumptions
	made.	using current discount rates	that are locked in at contract
		as of the beginning of the	inception unless a premium
	The rate used to discount the liability for	earliest period presented	deficiency occurs. Under the
	future policy benefits will be required to be	with the impact recorded as	current accounting guidance, the
	updated quarterly, with related changes in the	a cumulative effect	liability discount rate is based on
	liability recorded in Accumulated other	adjustment to AOCI.	expected yields on the underlying
	comprehensive income. The discount rate will		investment portfolio held by the
	be based on an upper-medium grade fixed-		insurer.
income corporate instrument yield reflecting
	the duration characteristics of the relevant		The implications of these
	liabilities.		requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Measurement of	Creates a new category of benefit features	Full retrospective	Under the current accounting
market risk	called market risk benefits, defined as features	application is required.	guidance, certain features that are
benefits	that protect contract holders from capital	Upon adoption, any	expected to meet the definition of
	market risk and expose the insurers to that	difference between the fair	market risk benefits are accounted
	risk. Market risk benefits will be required to	value and pre-adoption	for as either insurance liabilities
	be measured at fair value, with changes in fair	carrying value of market	or embedded derivatives.
	value recognized in the Statement of	risk benefits not currently
	operations, except for changes in fair value	measured at fair value will	The implications of these
	attributable to changes in the instrument-	be recorded to retained	requirements and related potential
	specific credit risk, which will be recorded in	earnings. In addition, the	financial statement impacts are
	Accumulated other comprehensive income.	cumulative effect of	currently being evaluated.
changes in instrument-
specific credit risk will be
reclassified from retained
earnings to AOCI.

Amortization of	Requires DAC (and other balances that refer	Initial adoption is required	This approach is intended to
DAC and other	to the DAC model, such as deferred sales	to be reported using either a	approximate straight-line
balances	inducement costs and unearned revenue	full retrospective or	amortization and cannot be based
	liabilities) for all long-duration contracts to be	modified retrospective	on revenue or profits as it is under
	measured on a constant level basis over the	approach. The method of	the current accounting model.
	expected life of the contract.	transition applied for DAC	Related amounts in AOCI will be
		and other balances must be	eliminated upon adoption. ASU
		consistent with the	2018-12 did not change the
		transition method selected	existing accounting guidance
		for future policy benefit	related to VOBA and net cost of
		liabilities, as described	reinsurance, which allows, but
		above.	does not require, insurers to
amortize such balances on a basis
consistent with DAC.

The implications of these
requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Effect on the financial
		Effective date and	statements or other
Standard	Description of Requirements	transition provisions	significant matters
ASU 2018-15,	This standard, issued in August 2018, requires a	January 1, 2020 with early	The Company intends to
Implementation	customer in a hosting arrangement that is a	adoption permitted. Initial	adopt ASU 2018-15 as of
costs in a cloud	service contract to follow the guidance for	adoption of ASU 2018-15	January 1, 2020 on a
computing	internal-use software projects to determine	may be reported either on	prospective basis. The
arrangement	which implementation costs to capitalize as an	a prospective or	Company does not expect
that is a service	asset. Capitalized implementation costs are	retrospective basis.	ASU 2018-15 to have a
contract	required to be expensed over the term of the		material impact on the
	hosting arrangement. In addition, a customer is		Company's financial
	required to apply the impairment and		condition, results of
	abandonment guidance for long-lived assets to		operations, or cash flows.
the capitalized implementation costs. Balances
related to capitalized implementation costs must
be presented in the same financial statement line
items as other hosting arrangement balances, and
additional disclosures are required.

ASU 2018-14,	This standard, issued in August 2018, eliminates	January 1, 2021 with early	The Company is currently
Changes to the	certain disclosure requirements that are no	adoption permitted. Initial	in the process of
Disclosure	longer considered cost beneficial and requires	adoption of ASU 2018-14	determining the impact of
Requirements	new disclosures that are considered relevant.	is required to be reported	adoption of the provisions
for Defined		on a retrospective basis for	of ASU 2018-14.
Benefit Plans		all periods presented.

ASU 2018-13,	This standard, issued in August 2018, simplifies	January 1, 2020 with early	The Company is currently
Changes to the	certain disclosure requirements for fair value	adoption permitted. The	in the process of
Disclosure	measurement.	transition method varies	determining the impact of
Requirements		by provision.	adoption of the provisions
for Fair Value			of ASU 2018-13.
Measurement

ASU 2016-13,	This standard, issued in June 2016:	January 1, 2020, including	The Company believes the
Measurement of	• Introduces a new current expected credit loss	interim period, with early	adoption of this guidance
Credit Losses	("CECL") model to measure impairment on	adoption permitted. Initial	will not have a material
on Financial	certain types of financial instruments,	adoption of ASU 2016-13	impact on the Company’s
Instruments	• Requires an entity to estimate lifetime expected	is required to be reported	financial condition, results
	credit losses, under the new CECL model, based	on a modified	of operations or cash flows.
	on relevant information about historical events,	retrospective basis, with a	The CECL requirements
	current conditions, and reasonable and	cumulative-effect	apply to financial assets
	supportable forecasts,	adjustment to retained	held at amortized cost, the
	• Modifies the impairment model for available-	earnings as of the	most significant of which,
	for-sale debt securities, and	beginning of the year of	for the Company, are
	• Provides a simplified accounting model for	adoption, except for	mortgage loans and
	purchased financial assets with credit	certain provisions that are	reinsurance recoverable
	deterioration since their origination.	required to be applied	balances. Implementation
		prospectively.	efforts currently in progress
	In addition, the FASB issued various		include the finalization of
	amendments during 2018 and 2019 to clarify the		CECL models and
	provisions of ASU 2016-13.		continuing analysis of
model output, as well as
development of related
processes, controls, and
disclosures.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 565	$ 129	$ 3	$ —	$ 691	$ —
U.S. Government agencies and
authorities	19	—	—	—	19	—
State, municipalities and political
subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and
foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed
securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including
securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$ 24,587	$ 2,091	$ 57	$ 11	$ 26,632	$ 3

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 651	$ 87	$ —	$ —	$ 738	$ —
U.S. Government agencies and
authorities	—	—	—	—	—	—
State, municipalities and political
subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and
foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—
Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed
securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2
Total fixed maturities, including
securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	$ 24,031	$ 642	$ 530	$ 9	$ 24,152	$ 5

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2019, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 607	$ 615
After one year through five years	3,564	3,728
After five years through ten years	5,672	6,108
After ten years	7,955	9,225
Mortgage-backed securities	6,066	6,310
Other asset-backed securities	1,472	1,474
Fixed maturities, including securities pledged	$ 25,336	$ 27,460

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2019 and 2018, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Capital Gains	Capital Losses	Fair Value
December 31, 2019
Communications	$ 1,002	$ 156	$ —	$ 1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$ 16,149	$ 1,682	$ 32	$ 17,799

December 31, 2018
Communications	$ 1,139	$ 55	$ 21	$ 1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$ 17,037	$ 457	$ 454	$ 17,040

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2019 and 2018, approximately 48.4% and 52.5%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2019 and 2018, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

As of December 31, 2019 and 2018, the fair value of loaned securities was $715 and $759, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2019 and 2018, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $650 and $719, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2019 and 2018, liabilities to return collateral of $650 and $719, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2019 and 2018, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $91 and $67, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 2019(1)(2)	December 31, 2018(1)(2)
U.S. Treasuries	$ 109	$ 92
U.S. corporate public securities	447	523
Foreign corporate public securities and foreign governments	185	170
Equity Securities	—	1
Payables under securities loan agreements	$ 741	$ 786

(1) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include cash collateral of $650 and $719, respectively. (2) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include non-cash collateral of $91 and $67, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $738 and $583 as of December 31, 2019 and 2018, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ 68	$ 3 $	12	$ — * $	80	$ 3
U.S. Government, agencies
and authorities	18	— *	—	—	18	— *
State, municipalities and
political subdivisions	21	— *	—	—	21	— *
U.S. corporate public
securities	97	3	131	10	228	13
U.S. corporate private
securities	75	— *	134	16	209	16
Foreign corporate public
securities and foreign
governments	6	— *	53	3	59	3
Foreign corporate private
securities	21	— *	56	1	77	1
Residential mortgage-
backed	535	6	139	5	674	11
Commercial mortgage-
backed	331	3	18	— *	349	3
Other asset-backed	217	2	500	11	717	13
Total	$ 1,389	$ 17 $	1,043	$ 46 $	2,432	$ 63
Total number of securities in
an unrealized loss position		289		278		567
*Less than $1.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ —	$ —	$ 15	$ —	$ 15	$ — *
State, municipalities and
political subdivisions	191	3	88	5	279	8
U.S. corporate public
securities	3,060	131	535	50	3,595	181
U.S. corporate private
securities	1,502	40	579	66	2,081	106
Foreign corporate public
securities and foreign
governments	1,159	54	169	26	1,328	80
Foreign corporate private
securities	1,504	77	221	20	1,725	97
Residential mortgage-
backed	560	11	412	21	972	32
Commercial mortgage-
backed	865	16	312	12	1,177	28
Other asset-backed	892	27	61	1	953	28
Total	$ 9,733	$ 359	$ 2,392	$ 201	$ 12,125	$ 560
Total number of securities in
an unrealized loss position		1,894		550		2,444
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not other-than-temporarily impaired as of December 31, 2019. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

On a quarterly basis, the Company evaluates its available-for-sale investment portfolio to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. All available-for-sale securities with fair values less than amortized cost are included in the Company’s evaluation. Generally, for non-structured securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same consideration utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenario based outcomes regarding the specific security and issuer. The Company also considers quality and amount of any credit enhancement; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions. For structured securities, such as non-agency RMBS, CMBS, and ABS, the Company evaluates other-than-temporary impairments based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios, reflecting current home prices of the underlying collateral, forecasted loss severity, the payment priority in the tranche and any credit enhancement within the structure. In assessing credit impairment, the Company performs discounted cash flow analysis comparing the current amortized cost of a security to the present value of the expected future cash flows, including estimated defaults, and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to the impairment.

See the Business, Basis of Presentation and Significant Accounting Policies Note for the policy used to evaluate whether the investments are other-than-temporarily impaired.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Gross unrealized capital losses on fixed maturities, including securities pledged, decreased $497 from $560 to $63 for the year ended December 31, 2019. The decrease in gross unrealized capital losses was primarily due to declining interest rates and tightening credit spreads.

At December 31, 2019, $7 of the total $63 of gross unrealized losses were from 5 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2019		2018		2017
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
State municipalities, and
political subdivisions	$ — *	6	$ —	—	$ —	—
U.S. corporate public securities	11	25	6	2	— *	3
U.S. corporate private
securities	1	16	—	—	—	—
Foreign corporate public
securities and foreign
governments(1)	3	15	2	3	2	3
Foreign corporate private
securities(1)	18	11	9	1	9	2
Residential mortgage-backed	4	71	3	58	1	17
Commercial mortgage-backed	— *	18	— *	1	— *	1
Other asset-backed	3	73	— *	1	—	—
Total	$ 40	235	$ 20	66	$ 12	26
Credit Impairments	$ 20		$ 14		$ 12
Intent Impairments	$ 20		$ 6		$ —
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Balance at January 1	$ 5	$ 16	$ 9
Additional credit impairments:
On securities not previously impaired	—	—	9
On securities previously impaired	—	1	—
Reductions:
Securities intent impaired	—	12	—
Increase in cash flows	—	—	—
Securities sold, matured, prepaid or paid down	1	—	2
Balance at December 31	$ 4	$ 5	$ 16

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2019, the Company had one new commercial mortgage loan troubled debt restructuring with a pre-modification carrying value of $2 and post-modification carrying value of $1. For year ended December 31, 2019, the Company had one new private placement troubled debt restructuring with a pre-modification cost basis of $74 and post-modification carrying value of $38. As of December 31, 2018, the Company did not have any new commercial mortgage loan troubled debt restructuring and had no private placement troubled debt restructuring.

As of December 31, 2019 and 2018, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2018, the Company did not have any commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2019			December 31, 2018
		Non			Non
	Impaired	Impaired	Total	Impaired	Impaired	Total
Commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,915	$ 4,919
Collective valuation allowance for losses	—	—	—	N/A	(1)	(1)
Total net commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,914	$ 4,918
N/A - Not Applicable

There were two impairments taken of $3 on the mortgage loan portfolio for the year ended December 31, 2019. There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2018.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2019	December 31, 2018
Collective valuation allowance for losses, balance at January 1	$ 1	$ 1
Addition to (reduction of) allowance for losses	(1)	—
Collective valuation allowance for losses, end of period	$ —	$ 1

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2019	December 31, 2018
Impaired loans without allowances for losses	$ 4	$ 4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 4	$ 4
Unpaid principal balance of impaired loans	$ 5	$ 5

As of December 31, 2019 and 2018, the Company did not have any impaired loans with allowances for losses.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended.

As of December 31, 2019 and 2018, the Company had no loan greater than 60 days in arrears and there were no mortgage loans in the Company's portfolio in process of foreclosure. The Company foreclosed on two loans during the year ended December 31, 2019 with a carrying value of $6.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Impaired loans, average investment during the period (amortized cost)(1)	$ 9 $		4 $		4
Interest income recognized on impaired loans, on an accrual basis(1)		1	—		—
Interest income recognized on impaired loans, on a cash basis(1)		1	—		—
Interest income recognized on troubled debt restructured loans, on an
accrual basis		—	—		—
(1) Includes amounts for Troubled debt restructured loans.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2019 (1)

Loan-to-Value Ratios:
0% - 50%	$ 359 $	12 $	9 $	—	$ —	$ 380	8.1%
>50% - 60%	1,090	45	10	28	—	1,173	25.2%
>60% - 70%	1,774	432	253	93	—	2,552	54.7%
>70% - 80%	282	84	74	69	—	509	10.9%
>80% and above	30	14	—	6	—	50	1.1%
Total	$ 3,535 $	587 $	346 $	196	$ —	$ 4,664	100.0%

(1) Balances do not include collective valuation allowance for losses.
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2018 (1)

Loan-to-Value Ratios:
0% - 50%	$ 284 $	24 $	23 $	—	$ —	$ 331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$ 3,718 $	484 $	613 $	53	$ 51	$ 4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 944	20.2%	$ 994	20.2%
South Atlantic	966	20.7%	1,011	20.5%
Middle Atlantic	1,019	21.9%	1,039	21.2%
West South Central	537	11.5%	566	11.5%
Mountain	442	9.5%	458	9.3%
East North Central	383	8.2%	465	9.5%
New England	84	1.8%	75	1.5%
West North Central	212	4.5%	258	5.2%
East South Central	77	1.7%	53	1.1%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by Property Type:
Retail	$ 1,198	25.7%	$ 1,335	27.2%
Industrial	1,216	26.2%	1,323	26.9%
Apartments	1,185	25.4%	1,104	22.4%
Office	697	14.9%	791	16.1%
Hotel/Motel	127	2.7%	111	2.3%
Mixed Use	44	0.9%	46	0.9%
Other	197	4.2%	209	4.2%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
2019		2018	2017
Fixed maturities	$ 1,432	$ 1,363	$ 1,302
Equity securities	6	5	4
Mortgage loans on real estate	224	220	211
Policy loans	7	9	10
Short-term investments and cash equivalents	3	3	1
Other	91	95	60
Gross investment income	1,763	1,695	1,588
Less: investment expenses	74	72	68
Net investment income	$ 1,689	$ 1,623	$ 1,520

As of December 31, 2019 and 2018, the Company had $0 and $1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities.The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:
		Year Ended December 31,
	2019	2018	2017
Fixed maturities, available-for-sale, including securities pledged	$ 11	$ (69)	$ (29)
Fixed maturities, at fair value option	(47)	(227)	(226)
Equity securities	(16)	(4)	—
Derivatives	(82)	(36)	9
Embedded derivatives - fixed maturities	2	(4)	(5)
Guaranteed benefit derivatives	(11)	94	55
Other investments	(1)	4	(4)
Net realized capital gains (losses)	$ (144)	$ (242)	$ (200)

For the years ended December 31, 2019 and 2018, the change in fair value of equity securities still held as of December 31, 2019 and 2018 was $(16) and $(4), respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Proceeds on sales	$ 2,418		$ 2,498	$ 2,916
Gross gains		30	14		30
Gross losses		25	50		39

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3. Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/ spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2019			December 31, 2018
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value

accounting Derivatives:(1) Qualifying for hedge
Cash flow hedges:
Interest rate contracts	$ 23	$ —	$ —	$ 35	$ —	$ —
Foreign exchange contracts	652	10	18	620	10	20
Derivatives: Non-qualifying for
hedge accounting(1)
Interest rate contracts	18,640	210	261	19,280	117	76
Foreign exchange contracts	54	—	1	12	—	—
Equity contracts	63	4	3	98	1	1
Credit contracts	182	—	2	201	—	2
Embedded derivatives and Managed
custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	9	—
Within products	N/A	—	33	N/A	—	15
Within reinsurance agreements	N/A	—	23	N/A	—	(80)
Total		$ 235	$ 341		$ 137	$ 34

(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2019 and 2018. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

		December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 182	$ —	$ 2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$ 1	$ 5

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

		December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 201	$ —	$ 2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$ 3	$ —

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2019, the Company held $7 and delivered $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral. As of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

Foreign Exchange
	Interest Rate Contracts	Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income into Income	Net Investment Income	Net Investment Income
Year Ended December 31, 2019
Amount of Gain or (Loss) Recognized in Other Comprehensive
Income	$ 2	$ —
Amount of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income	—	10

The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2019
		Other net
		realized
	Net	capital
	Investment	gains/
	Income	(losses)
Total amounts of line items presented in the statement of operations in which the effects
of cash flow hedges are recorded	$ 1,689 $	(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	—

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss)	Year Ended December 31,
	Recognized in Income on Derivative	2019	2018	2017
Derivatives: Non-qualifying for
hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$ (85) $	(44)	$ (7)
Foreign exchange contracts	Other net realized capital gains (losses)	1	1	(3)
Equity contracts	Other net realized capital gains (losses)	1	—	1
Credit contracts	Other net realized capital gains (losses)	1	(1)	5
Embedded derivatives and
Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	2	(4)	(5)
Within products	Other net realized capital gains (losses)	(11)	94	55
Within reinsurance agreements	Policyholder benefits	(102)	58	(22)
Total		$ (193) $	104	$ 24

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 536	$ 155	$ —	$ 691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign
governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$ 74,431	$ 31,994	$ 1,481	$ 107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$ —	$ 308	$ 33	$ 341
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 679	$ 59	$ —	$ 738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign
governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities, available-for-sale	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$ 63,350	$ 29,249	$ 1,150	$ 93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$ —	$ 19	$ 15	$ 34
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2019 and 2018. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2019
		Total
		Realized/
		Unrealized									Change in
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 28	$ —	$ 3	$ —	$ — $	—	$ (7)	$ 23	$ —	$ 47	$ —
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—

(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2018
		Total
		Realized/									Change in
		Unrealized									Unrealized
	Fair	Gains (Losses)								Fair Value	Gains
	Value	Included in:						Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 26	$ —	$ —	$ 22	$ — $	(5)	$ —	$ —	$ (15)	$ 28	$ —
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities, available-for-sale	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2019 and 2018, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 27,460	$ 27,460	$ 25,034	$ 25,034
Equity securities	80	80	57	57
Mortgage loans on real estate	4,664	4,912	4,918	4,983
Policy loans	205	205	210	210
Cash and cash equivalents, short-term investments and
short-term investments under securities loan agreements	1,429	1,429	1,207	1,207
Derivatives	224	224	128	128
Short-term loan to affiliate	69	69	—	—
Other investments	43	43	40	40
Assets held in separate accounts	78,713	78,713	67,323	67,323
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and
deferred annuities(1)	26,337	32,697	26,068	29,108
Funding agreements with fixed maturities	877	876	658	652
Supplementary contracts, immediate annuities and
other	312	384	333	354
Deposit liabilities	76	152	77	122
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	11	11
Stabilizer and MCGs	22	22	4	4
Other derivatives	285	285	99	99
Short-term debt(2)	1	1	1	1
Long-term debt(2)	4	4	4	4
Embedded derivatives on reinsurance	23	23	(80)	(80)

(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

(2)	Included in Other Liabilities on the Consolidated Balance Sheets.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:
		DAC	VOBA		Total
Balance at January 1, 2017		$ 477	$ 537	$ 1,014
	Deferrals of commissions and expenses	75	5		80
	Amortization:
	Amortization, excluding unlocking	(76)	(83)		(159)
	Unlocking (1)	(61)	(93)		(154)
	Interest accrued	37	43	(2)	80
	Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
	Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017		385	367		752
	Deferrals of commissions and expenses	55	6		61
	Amortization:
	Amortization, excluding unlocking	(75)	(72)		(147)
	Unlocking (1)	(26)	13		(13)
	Interest accrued	35	39	(2)	74
	Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
	Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018		536	551		1,087
	Deferrals of commissions and expenses	43	6		49
	Amortization:
	Amortization, excluding unlocking	(72)	(66)		(138)
	Unlocking (1)	2	(2)		—
	Interest accrued	35	38	(2)	73
	Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
	Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019		$ 288	$ 305	$ 593

(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26 respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2) Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2019, 2018 and 2017.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year		Amount
2020		$ 18
2021			16
2022			14
2023			14
2024			14

6.	Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2019 and 2018, the account value for the separate account contracts with guaranteed minimum benefits was $40.0 billion and $37.9 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2019 and 2018 was $26 and $11, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2019 and 2018 was $8.2 billion and $8.6 billion, respectively.

7. Reinsurance

As of December 31, 2019, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2019, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2019 and 2018, the Company had $1.3 billion and $1.4 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

December 31,
	2019	2018
Reserves ceded and claims recoverable	$ 1,304	$ 1,409
Premiums receivable, net	—	—
Total	$ 1,304	$ 1,409

For the years ended December 31, 2019, 2018 and 2017, premiums, net of reinsurance were $31, $41 and $48, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8. Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2019, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $396, of which $270 was paid on April 18, 2019 and $126 was paid on May 28, 2019. During the year ended December 31, 2018, VRIAC paid an ordinary dividend in the amount of $126 to its Parent.

On March 27, 2019, VFP paid a $20 dividend to VRIAC, its parent; on June 26, 2019, VFP paid a $20 dividend to VRIAC; on September 27, 2019, VFP paid a $20dividend to VRIAC; and on December 18, 2019, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2018, VFP paid dividends of $90 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC.

During the years ended December 31, 2019 and 2018, the Company received capital contributions of $57 and $55 from its Parent, respectively.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $325, $377 and $195, for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2019 and 2018.

	Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

9.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.
			December 31,
		2019	2018	2017
	Fixed maturities, net of OTTI	$ 2,113	$ 127	$ 1,451
	Equity securities	—	—	15
	Derivatives	117	140	124
	DAC/VOBA and Sales inducements adjustments on available-for-sale
	securities	(551)	(73)	(433)
	Premium deficiency reserve adjustment	(211)	(51)	(115)
	Other	—	—	5
	Unrealized capital gains (losses), before tax	1,468	143	1,047
	Deferred income tax asset (liability)	(180)	(39)	(234)
	Unrealized capital gains (losses), after tax	1,288	104	813
	Pension and other postretirement benefits liability, net of tax	4	4	5
	AOCI	$ 1,292	$ 108	$ 818

(1) Gains and losses reported in Accumulated Other Comprehensive Income (AOCI) from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2019, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $23.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2019
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 1,995	$ (419)	$ 1,576
Other	—	—	—
OTTI	1	—	1
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(11)	2	(9)
DAC/VOBA and Sales inducements	(479) (1)	100	(379)
Premium deficiency reserve adjustment	(160)	33	(127)
Change in unrealized gains/losses on available-for-sale
securities	1,346	(284)	1,062

Derivatives:
Derivatives	1 (2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(23)	5	(18)
Change in unrealized gains/losses on derivatives	(22)	5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)	3	2
Change in pension and other postretirement benefits liability	(1)	3	2
Change in Other comprehensive income (loss)	$ 1,323	$ (276)	$ 1,047

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax			After-Tax
	Amount		Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,401)		$ 299 (4)	$ (1,102)
Other	(5)		1	(4)
OTTI	8		(2)	6
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	69		(14)	55
DAC/VOBA and Sales inducements	360	(1)	(76)	284
Premium deficiency reserve adjustment	64		(13)	51
Change in unrealized gains/losses on available-for-sale
securities	(905)		195	(710)

Derivatives:
Derivatives	40	(2)	(8)	32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)		5	(19)
Change in unrealized gains/losses on derivatives	16		(3)	13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$ (890)		$ 192	$ (698)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 564	$ (190)	$ 374
Other	5	(2)	3
OTTI	(4)	1	(3)
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	29	(10)	19
DAC/VOBA and Sales inducements	(109) (1)	42	(67)
Premium deficiency reserve adjustment	(25)	9	(16)
Change in unrealized gains/losses on available-for-sale
securities	460	(150)	310

Derivatives:
Derivatives	(53) (2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)	8	(16)
Change in unrealized gains/losses on derivatives	(77)	27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2) (3)	1	(1)
Change in pension and other postretirement benefits liability	(2)	1	(1)
Change in Other comprehensive income (loss)	$ 381	$ (122)	$ 259

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

10.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:
		Year Ended December 31,
		2019	2018	2017
	Current tax expense (benefit):
	Federal	$ 9 $	3 $		(6)
	Total current tax expense (benefit)	9	3		(6)
	Deferred tax expense (benefit):
	Federal	23	58		(95)
	Total deferred tax expense (benefit)	23	58		(95)
	Total income tax expense (benefit)	$ 32 $	61 $		(101)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Income (loss) before income taxes	$ 332	$ 506	$ 14
Tax rate	21.0%	21.0%	35.0%
Income tax expense (benefit) at federal statutory rate	70	106	5
Tax effect of:
Dividends received deduction	(35)	(49)	(36)
Valuation allowance	—	9	(5)
Tax Attribute	(4)	—	5
Effect of Tax Reform	—	—	(71)
Other	1	(5)	1
Income tax expense (benefit)	$ 32	$ 61	$ (101)
Effective tax rate	9.6%	12.1%	(721.4)%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2019	2018
Deferred tax assets
Insurance reserves	$ 107	$ 74
Investments	23	79
Compensation and benefits	57	58
Other assets	34	34
Total gross assets	221	245

Deferred tax liabilities
Net unrealized investment (gains) losses	(424)	(45)
Deferred policy acquisition costs	(101)	(205)
Total gross liabilities	(525)	(250)
Net deferred income tax asset (liability)	$ (304)	$ (5)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2019 and 2018, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2019 and 2018 of $128 in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2019, the application of the intra-period tax allocation rules to capital deferred assets did not result in changes to the valuation allowance within continuing operations or Other comprehensive income. For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income.

For the year ended December 31, 2017, the decrease in the valuation allowance was $5, all of which was allocated to continuing operations.

Tax Sharing Agreement

As of December 31, 2019 and 2018, the Company had a receivable from Voya Financial of $9 and $32, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2019 and December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2019 and December 31, 2018.

Tax Regulatory Matters

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the periods ended December 31, 2017 and December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

11. Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $12 for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $15, $15 and $16, for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
otes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2019 and 2018:

                                                                       Year Ended December 31,

	2019	2018
Change in benefit obligation:
Benefit obligation, January 1	$ 80	$ 88
Interest cost	3	3
Benefits paid	(5)	(7)
Actuarial (gains) losses on obligation	4	(4)
Benefit obligation, December 31	$ 82	$ 80

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2019 and 2018:

December 31,
	2019	2018
Accrued benefit cost	$ (82)	$ (80)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$ (82)	$ (80)

Assumptions

The discount rate used in the measurement of the December 31, 2019 and 2018 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2019		2018
Discount rate		3.36%		4.46%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2019	2018		2017
Discount rate	4.46%		3.85%		4.55%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Interest cost	$ 3	$ 3	$ 4
Amortization of prior service cost (credit)	—	(1)	(1)
Net (gain) loss recognition	4	(4)	1
Net periodic (benefit) cost	$ 7	$ (2)	$ 4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2020	$ 6
2021	6
2022	6
2023	6
2024	5
2025-2029	25

In 2020, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $31, $29 and $30 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company recognized tax benefits of $7, $6 and $11 for the years ended 2019, 2018 and 2017, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in net income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

  The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

  The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

  The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

  Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRAcontribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

  The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2019, 2018, and 2017.

12. Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of a corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2019 and 2018, the amount of the loan outstanding was $4, which is reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13. Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2019, 2018 and 2017, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2019 the Company had off-balance sheet commitments to acquire mortgage loans of $94 and purchase limited partnerships and private placement investments of $502.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2019	2018
Fixed maturity collateral pledged to FHLB(1)	$ 1,087	$ 771
FHLB restricted stock(2)	44	40
Other fixed maturities-state deposits	14	13
Cash and cash equivalents	5	5
Securities pledged(3)	828	882
Total restricted assets	$ 1,978	$ 1,711

(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets. (2) Included in Other investments on the Consolidated Balance sheets.

(3) Includes the fair value of loaned securities of $715 and $759 as of December 31, 2019 and 2018, respectively. In addition, as of December 31, 2019 and 2018, the Company delivered securities as collateral of $113 and $123, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2019, the Company had $877 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2019, assets with a market value of approximately $1,087 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

14. Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

  Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $68, $65 and $64, respectively.

  Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $431, $363 and $347, respectively.

  Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years

Voya Retirement Insurance and Annuity Company and Subsidiaries
A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

            ended December 31, 2019, 2018 and 2017, expenses related to the agreement were incurred in the amount of $12, $16 and $54, respectively.

  Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2019, 2018 and 2017, revenue under the VIM intercompany agreement was $59, $63 and $55, respectively.

  Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2019, 2018 and 2017 commission expenses incurred by VRIAC were $82, $79 and $77, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

  Underwriting and distribution agreements for variable insurance and mutual fund products with affiliated companies including VRIAC. For the years ended December 31, 2018 and 2017, commissions were collected in the amount of $69 and $170, respectively. Such commissions were, in turn, paid to broker-dealers.

  Intercompany agreements with affiliated companies related to investment advisory and other related services. The investment advisory agreement was terminated in the second quarter of 2017. For the years ended December 31, 2018 and 2017, expenses under these intercompany agreements were $26 and $83, respectively.

  Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. These agreements were terminated in the second quarter of 2017. For the year ended December 31, 2017, expenses were incurred in the amount $23.

Reinsurance Agreements

The Company has entered into the following agreement with an affiliate that is accounted for under the deposit method. As of December 31, 2019 and 2018, the Company had deposit assets of $36 and $37, respectively, and deposit liabilities of $76 and $77, respectively, related to this agreement. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc and was paid a monthly fee. For the years ended December 31, 2018 and 2017, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27 and $179, respectively. The investment advisory agreements were terminated in the second quarter of 2017.

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2019, 2018 and 2017, distribution revenues received by VFP related to affiliated mutual fund products were $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2019, 2018, and 2017, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2019, 2018 and 2017. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2018, the Company did not have any outstanding receivable/payable with Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2019, the company earned no affiliate interest income on this note. Interest income was $5 and $11 for the years ended December 31, 2018 and 2017, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2019 and 2018.

Form No. SAI.167182-20	VRIAC Ed. May 2020

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
	(a)	Financial Statements:
		(1)	Included in Part B:
Financial Statements of Variable Annuity B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2019
		-	Statements of Operations for the year ended December 31, 2019
		-	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
		-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2019 and 2018
		-	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Comprehensive Income for the years ended December 31, 2019, 2018 and 2017
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2019, 2018 and 2017
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
		-	Notes to Consolidated Financial Statements

	(b)	Exhibits
(1)

Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 33-75986, as filed on April 22, 1996.)

		(2)	Not Applicable.
		(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-81216, as filed on April 22, 1996.)
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 between ING Investment Management LLC and ING Life Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-167680, as filed on February 11, 2011.)

(4.1)

Single Premium Deferred Individual Variable Annuity Contract with Minimum Guaranteed Withdrawal Benefit (ICC12-IL-IA-4030) (11/13/2013) · Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, File No. 333-167182, as filed on April 23, 2014).

(4.2)

Individual Retirement Annuity Endorsement (ICC12 IL-RA-4031) (02/2013) · Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(4.3)

Roth Individual Retirement Annuity Endorsement (ICC12 IL-RA-4032) (02/2013) · Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(5.1)

Single Premium Deferred Individual Variable Annuity Application, (ICC12 155953) (12/10/2012) · Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account B filed with the Securities and Exchange commission on July 1, 2013 (File Nos. 333-167182, 811-02512).

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated herein by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K, (File No. 33-23376) as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on March 31, 2008.

		(7)	Not Applicable.
(8.1)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.2)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

		(9)	Opinion and Consent of Counsel, attached.
		(10)	Consent of Independent Registered Public Accounting Firm, attached.
		(11)	Not Applicable.
		(12)	Not Applicable.
		(13)	Authorization for Signatures · Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 2, 1996.
		(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President, and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	230 Park Avenue New York, NY 10169	Director and Senior Vice President
Larry N. Port	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer and Treasurer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President

Name	Principal Business Address	Positions and Offices with Depositor
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	Work at Home - Colorado	Vice President and Assistant Treasurer
Wayne M. Forlines	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home - Florida	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2020

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

SLD Service Company, LLC Non-Insurer (Delaware) 84-4774506

RL Payroll Management Company, LLC Non-Insurer (Delaware) 85-0526803

Voya Services Company Non-Insurer (Delaware) 52-1317217

03/31/20	Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Page 1	Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

03/31/20	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Page 2	Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

200 Connecticut LLC (*c) Non-Insurer (Delaware) 84-2092098

RiverRoch LLC (*d) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

03/31/20	Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

Page 3	ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

03/31/2020

Page 4

*a  Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*b  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*c  200 Connecticut LLC owned 52.413793% by Voya Retirement Insurance and Annuity Company, owned 11.034483% by ReliaStar Life Insurance Company and owned 36.551724% by Non-Affiliate Member.

*d  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*e  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.	Number of Contract Owners
As of March 31, 2020, there are 0 qualified contract owners and 0 non-qualified contract owners.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.  These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

	(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Bridget J. A. Witzeman	Work at Home - Ohio	Managing Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	Work at Home - Colorado	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	Work at Home - Florida	Vice President
George D. Lessner, Jr.	Work at Home - Texas	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	Work at Home - Tennessee	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC		$$0	$0	$1,418,871.42

*     Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2019.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.	Management Services
Not Applicable.

Item 32.	Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company. See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-167182) and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April 2020.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (DEPOSITOR)

By:	Charles P. Nelson * Charles P. Nelson
President (Principal Executive Officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2020.

Signatures	Titles

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

William Bainbridge*	Director
William T. Bainbridge

Tony Brantzeg*	Director
Anthony J. Brantzeg

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli as
Attorney-in-Fact*

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(14)	Powers of Attorney	EX-99.B14